   >          As filed with the Securities and Exchange
                   Commission on April 3, 1997
                                              File Nos. 333-18505
                                                        811-09160

               SECURITIES AND EXCHANGE COMMISSION

                     Washington, D.C. 20549

                   __________________________

                            FORM N-1A
     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                  Pre-Effective Amendment No. 1

                   Post-Effective Amendment No.

                             and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                         Amendment No. 1

                 _______________________________

                 Alliance High Yield Fund, Inc.
       (Exact Name of Registrant as Specified in Charter)

     1345 Avenue of the Americas, New York, New York  10105
       (Address of Principal Executive Office)  (Zip Code)

Registrant's Telephone Number, including Area Code:(212) 969-1000

                  _____________________________

                      EDMUND P. BERGAN, JR.
                Alliance Capital Management L.P.
                   1345 Avenue of the Americas
                    New York, New York  10105
             (Name and address of agent for service)

                  Copies of communications to:
                         Bruce D. Senzel
                         Seward & Kissel
                     One Battery Park Plaza
                    New York, New York 10004

It is proposed that this filing will become effective (check appropriate box)
        immediately upon filing pursuant to paragraph (b) on (date) pursuant to paragraph (b)
        60 days after filing pursuant to paragraph (a)(1)
        on (date) pursuant to paragraph (a)(1)
        75 days after filing pursuant to paragraph (a)(2) on (date) pursuant to paragraph (a)(2) of Rule 485.

    If appropriate, check the following box:
         This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

    The purpose of this Registration Statement is to register the Registrant under the Investment Company Act of 1940, to register the shares of the Registrant under the Securities Act of 1933 and to declare pursuant to Section 24(f) of the Investment Company Act of 1940 and Rule 24f-2 thereunder that an indefinite number of its securities is being registered by this Registration Statement.

    The Registrant hereby amends this Registrant Statement under the Securities Act of 1933 on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with the provisions of Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to
Section 8(a), may determine.

                      CROSS REFERENCE SHEET
                  (as required by Rule 404(c))

N-1A Item No.                          Location in Prospectus
_____________                          (Caption)
                                       _______________________

PART A

Item 1.  Cover Page........................  Cover Page

Item 2.  Synopsis..........................  Expense Information

Item 3.  Condensed Financial
         Information.......................  Not Applicable

Item 4.  General Description
         of Registrant.....................  Description of the
                                             Fund; General
                                             Information

Item 5.  Management of the Fund............  Management of the
                                             Fund; General
                                             Information

Item 6.  Capital Stock and Other
         Securities........................  Dividends,
                                             Distributions and
                                             Taxes; General
                                             Information

Item 7.  Purchase of Securities
         Being Offered.....................  Purchase and Sale of
                                             Shares; General
                                             Information

Item 8.  Redemption or Repurchase..........  Purchase and Sale of
                                             Shares; General
                                             Information

Item 9.  Pending Legal Proceedings.........  Not Applicable

                                  Location in Statement of
PART B                            Additional Information
______                            (Caption)
                                  ________________________

Item 10. Cover Page........................  Cover Page

Item 11. Table of Contents.................  Cover Page

Item 12. General Information
         and History.......................  Management of the
                                             Fund; General
                                             Information

Item 13. Investment Objectives and
         Policies..........................  Description of the
                                             Fund

Item 14. Management of the Registrant .....  Management of the
                                             Fund

Item 15. Control Persons and
         Principal Holders of
         Securities .......................  Not Applicable

Item 16. Investment Advisory and
         Other Services....................  Management of the
                                             Fund, Expenses of
                                             the Fund, General
                                             Information

Item 17. Brokerage Allocation and
         Other Practices...................  Portfolio
                                             Transactions

Item 18. Capital Stock and Other
         Securities........................  General Information

Item 19. Purchase, Redemption and Pricing
         of Securities Being Offered.......  Purchase of Shares;
                                             Redemption and
                                             Repurchase of
                                             Shares; Dividends,
                                             Distributions and
                                             Taxes; Shareholder
                                             Services

Item 20. Tax Status........................  Description of the
                                             Fund, Dividends,
                                             Distributions and
                                             Taxes

Item 21. Underwriters......................  General Information

Item 22. Calculation of Performance
         Data..............................  General Information

Item 23. Financial Statements..............  Not Applicable

00250233.AF3

                                    ALLIANCE
--------------------------------------------------------------------------------
                                   HIGH YIELD
--------------------------------------------------------------------------------
                                      FUND
--------------------------------------------------------------------------------

                        c/o Alliance Fund Services, Inc.
                 P.O. Box 1520, Secaucus, New Jersey 07096-1520
                            Toll Free (800) 221-5672
                    For Literature: Toll Free (800) 227-4618


                           Prospectus and Application

                                 April 15, 1997


Table of Contents                                                           Page

The Fund at a Glance ......................................................  2
Expense Information .......................................................  3
Glossary ..................................................................  4
Description of the Fund ...................................................  5
   Investment Objective ...................................................  5
   Investment Policies ....................................................  5
   Additional Investment Practices ........................................  5
   Certain Fundamental Investment Policies ................................ 11
   Certain Risk Considerations ............................................ 11
Purchase and Sale of Shares ............................................... 13
Management of the Fund .................................................... 15
Dividends, Distributions and Taxes ........................................ 17
General Information ....................................................... 18

                                     Adviser
                        Alliance Capital Management L.P.
                           1345 Avenue Of The Americas
                            New York, New York 10105


Alliance High Yield Fund, Inc. (the "Fund") seeks high total return by maximizing current income and, to the extent consistent with that objective, capital appreciation. The Fund will pursue this objective by investing primarily in a diversified mix of high yield, below investment grade fixed-income securities involving greater volatility of price and risk of loss of principal and income than higher quality fixed income securities.

The Fund is a diversified open-end management investment company. This Prospectus sets forth concisely the information that a prospective investor should know about the Fund before investing. A "Statement of Additional Information" for the Fund dated April 15, 1997, which provides further information regarding certain matters discussed in this Prospectus and other matters which may be of interest to some investors, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. For a free copy, call or write Alliance Fund Services, Inc. at the indicated address or call the "For Literature" telephone number shown above.

The Fund offers three classes of shares through this Prospectus. These shares may be purchased, at the investor's choice, at a price equal to their net asset value (i) plus an initial sales charge imposed at the time of purchase ("Class A shares"), (ii) with a contingent deferred sales charge imposed on most redemptions made within four years of purchase ("Class B shares"), or (iii) without any initial or contingent deferred sales charge as long as the shares are held for one year or more ("Class C shares"). See "Purchase and Sale of Shares."

An investment in these securities is not a deposit or obligation of, or guaranteed or endorsed by, any bank and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency.

Investors are advised to read this Prospectus carefully and to retain it for future reference.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                                                            [LOGO] Alliance/(R)/
                                            Investing without the Mystery./(SM)/

(R)/SM These are registered marks used under licenses from the owner, Alliance Capital Management L.P.

The Fund At A Glance

The following summary is qualified in its entirety by the more detailed information contained in this Prospectus.

The Fund's Investment Adviser Is . . .

Alliance Capital Management L.P. ("Alliance"), a global investment adviser providing diversified services to institutions and individuals through a broad line of investments including more than 100 mutual funds. Since 1971, Alliance has earned a reputation as a leader in the investment world with over $186 billion in assets under management as of December 31, 1996. Alliance provides investment management services to employee benefit plans for 34 of the FORTUNE 100 companies.


The Fund

Seeks . . . high total return by maximizing current income and, to the extent consistent with that objective, capital appreciation.

Invests principally in . . . high yield, below investment grade fixed-income securities.


A Word About Risk . . .

The price of the Fund's shares will fluctuate as the daily prices of the individual bonds in which it invests fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. Price fluctuations may be caused by changes in the general level of interest rates or changes in bond credit quality ratings. Changes in interest rates have a greater effect on bonds with longer maturities than those with shorter maturities. The Fund invests in high-yield, high-risk bonds that are rated below investment grade and are considered to have predominantly speculative characteristics. The prices of non-U.S. dollar denominated bonds also fluctuate with changes in foreign exchange rates. Because the Fund invests a portion of its assets in non-U.S. securities an investment in the Fund involves risks not associated with Funds that invest primarily in securities of U.S. issuers. While the Fund invests principally in fixed-income securities, in order to achieve its investment objectives, the Fund may at times use certain types of derivative instruments, such as options, futures and forwards. These instruments involve risks different from, and, in certain cases, greater than, the risks presented by more traditional investments. These risks are fully discussed in this Prospectus. See "Description of the Fund--Additional Investment Practices" and "--Certain Risk Considerations."


Getting Started. . .

Shares of the Fund are available through your financial representative and most banks, insurance companies and brokerage firms nationwide. Shares can be purchased for a minimum initial investment of $250, and subsequent investments can be made for as little as $50. For detailed information about purchasing and selling shares, see "Purchase and Sale of Shares." In addition, the Fund offers several time and money saving services to investors. Be sure to ask your financial representative about:


                         AUTOMATIC DIVIDEND REINVESTMENT
================================================================================
                          AUTOMATIC INVESTMENT PROGRAM
================================================================================
                                RETIREMENT PLANS
================================================================================
                           SHAREHOLDER COMMUNICATIONS
================================================================================
                            DIVIDEND DIRECTION PLANS
================================================================================
                                  AUTO EXCHANGE
================================================================================
                             SYSTEMATIC WITHDRAWALS
================================================================================
                           A CHOICE OF PURCHASE PLANS
================================================================================
                             TELEPHONE TRANSACTIONS
================================================================================
                               24-HOUR INFORMATION
================================================================================



                                                            [LOGO] Alliance/(R)/
                                            Investing without the Mystery./(SM)/

(R)/SM These are registered marks used under licenses from the owner, Alliance Capital Management L.P.

--------------------------------------------------------------------------------
                               EXPENSE INFORMATION
--------------------------------------------------------------------------------

Shareholder Transaction Expenses are one of several factors to consider when you invest in the Fund. The following table summarizes your maximum transaction costs and estimated annual expenses for each class of shares. The Example following the table shows the cumulative expenses attributable to a hypothetical $1,000 investment in each class for the periods specified.

                                                                    Class A Shares        Class B Shares        Class C Shares
                                                                    --------------        --------------        --------------
Shares
   Maximum sales charge imposed on purchases
      (as a percentage of offering price)                                4.25%(a)               None                 None
   Sales charge imposed on dividend reinvestments                        None                   None                  None
   Deferred sales charge (as a percentage of original purchase price
      or redemption proceeds, whichever is lower)                        None              4.0% during the       1% during the
                                                                                       first year, decreasing     first year,
                                                                                          1.0% annually to       0% thereafter
                                                                                            0% after the
                                                                                           fourth year(b)
   Exchange fee                                                          None                   None                 None

---------------------------------------------------------------------------------------------------------------------------

(a) Reduced for larger purchases. Purchases of $1,000,000 or more are not subject to an initial sales charge but may be subject to a 1% deferred sales charge on redemptions within one year of purchase. See "Purchase and Sale of Shares--How to Buy Shares"--page 13.
(b) Class B shares automatically convert to Class A shares after eight years. See "Purchase and Sale of Shares--How to Buy Shares"--page 13.

Operating Expenses                                                  Class A Shares        Class B Shares        Class C Shares
                                                                    --------------        --------------        --------------
Management fees                                                           .75%                  .75%                 .75%
12b-1 fees                                                                .30%                 1.00%                1.00%
Other expenses(a)                                                         .88%                  .88%                 .88%
                                                                        -----                 -----                -----
Total fund operating expenses                                            1.93%                 2.63%                2.63%
                                                                        =====                 =====               ======

Example                                                           Class A     Class B+      Class B++    Class C+     Class C++
-------                                                           -------     --------      ---------    --------     ---------
After 1 year                                                       $ 61           $67         $27           $37          $27
After 3 years                                                      $101          $102         $82           $82          $82

---------------------------------------------------------------------------------------------------------------------------

+    Assumes redemption at end of period.
++   Assumes no redemption at end of period.
(a) These expenses include a transfer agency fee payable to Alliance Fund Services, Inc., an affiliate of Alliance, based on a fixed dollar amount charged to the Fund for each shareholder account.

The purpose of the foregoing table is to assist the investor in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. Long-term shareholders of the Fund may pay aggregate sales charges totaling more than the economic equivalent of the maximum initial sales charges permitted by the Conduct Rules of the National Association of Securities Dealers, Inc. See "Management of the Fund--Distribution Services Agreement." The Rule 12b-1 fee for each class comprises a service fee not exceeding .25% of the aggregate average daily net assets of the Fund attributable to the class and an asset-based sales charge equal to the remaining portion of the Rule 12b-1 fee. "Other expenses" are based on estimated amounts for the Fund's current fiscal year. The Example set forth above assumes reinvestment of all dividends and distributions and utilizes a 5% annual rate of return as mandated by Securities and Exchange Commission regulations. The Example should not be considered representative of past or future expenses; actual expenses may be greater or less than those shown.

GLOSSARY

The following terms are used in this Prospectus. Many of these terms are explained in greater detail under "Description of the Fund--Additional Investment Practices."

Bonds are fixed, floating and variable rate debt obligations.

Debt Securities are bonds, debentures, notes, bills and repurchase agreements.

Fixed-Income Securities are debt securities, convertible securities and preferred stocks and include floating rate and variable rate instruments. Fixed-income securities may be rated (or if unrated, for purposes of the Fund's investment policies may be determined by Alliance to be of equivalent quality to those rated) Triple-A (Aaa or AAA), High Quality (Aa or AA or above), High Grade (A or above) or Investment Grade (Baa or BBB or above) by, as the case may be, Moody's, S&P, Duff & Phelps or Fitch, or may be lower-rated securities, as defined below. In the case of "split-rated" fixed-income securities (i.e., securities assigned non-equivalent credit quality ratings, such as Baa by Moody's but BB by S&P, or, to take another example, Ba by Moody's and BB by S&P but B by Fitch), the Fund will use the rating deemed by Alliance to be the most appropriate under the circumstances.

Lower-Rated Securities are fixed-income securities rated Ba or BB or below, or determined by Alliance to be of equivalent quality, and are commonly referred to as "junk bonds."

Equity Securities are common and preferred stocks, securities convertible into common and preferred stocks, and rights and warrants to subscribe for the purchase of common and preferred stocks.

Convertible Securities are bonds, debentures, corporate notes and preferred stocks that are convertible into common and preferred stock.

U.S. Government Securities are securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. These securities include securities backed by the full faith and credit of the United States, those supported by the right of the issuer to borrow from the U.S. Treasury and those backed only by the credit of the issuing agency itself. The first category includes U.S. Treasury Securities (which are U.S. Treasury bills, notes and bonds) and certificates issued by GNMA (see below). U.S. Government securities not backed by the full faith and credit of the United States include certificates issued by FNMA and FHLMC (see below).

Mortgage-Related Securities are pools of mortgage loans that are assembled for sale to investors (such as mutual funds) by various governmental, government-related and private organizations. These securities include:

      ARMS, which are adjustable-rate mortgage securities;

      SMRS, which are stripped mortgage-related securities;

      CMOS, which are collateralized mortgage obligations;

      GNMA CERTIFICATES, which are securities issued by the Government National Mortgage Association;

      FNMA CERTIFICATES, which are securities issued by the Federal National Mortgage Association; and

      FHLMC CERTIFICATES, which are securities issued by the Federal Home Loan Mortgage Corporation.

NRSRO is a nationally recognized securities rating organization.

Moody's is Moody's Investors Service, Inc.

S&P is Standard & Poor's Ratings Group.

Duff & Phelps is Duff & Phelps Credit Rating Co.

Fitch is Fitch Investors Service, L.P.

Rule 144A Securities are securities that may be resold pursuant to Rule 144A under the Securities Act of 1933, as amended (the "Securities Act").

1940 Act is the Investment Company Act of 1940, as amended.

Code is the Internal Revenue Code of 1986, as amended.

Commission is the Securities and Exchange Commission.

Exchange is the New York Stock Exchange, Inc.

--------------------------------------------------------------------------------
                             DESCRIPTION OF THE FUND
--------------------------------------------------------------------------------

The Fund is a diversified management investment company. The Fund's investment objective is "fundamental" and cannot be changed without a shareholder vote. Except as otherwise noted, the Fund's investment policies are not fundamental and thus can be changed without a shareholder vote. The Fund will not change these policies without notifying its shareholders. There is no guarantee that the Fund will achieve its investment objective.


INVESTMENT OBJECTIVE

The Fund's fundamental investment objective is to achieve high total return by maximizing current income and, to the extent consistent with that objective, capital appreciation. The Fund will pursue this objective by investing primarily in a diversified mix of high yield, below investment grade fixed-income securities involving greater volatility of price and risk of principal and income than higher quality fixed-income securities. The below investment grade debt securities in which the Fund may invest are known as "junk bonds."


INVESTMENT POLICIES

The Fund attempts to achieve its objective by investing primarily in a diversified mix of high yield, below investment grade fixed-income securities involving greater volatility of price and risk of principal and income than higher fixed-income securities. The Fund will be managed to maximize current income by taking advantage of market developments, yield disparities and variations in the creditworthiness of issuers. The Fund will use various strategies in attempting to achieve its objective.

Under normal circumstances, at least 65% of the Fund's total assets will be invested in high yield fixed-income securities rated below investment grade by two or more NRSROs (i.e., rated lower than Baa by Moody's or lower than BBB or lower by S&P) or unrated but deemed by Alliance to be equivalent to such lower-rated securities. The Fund will not, however, invest more than 10% of its total assets in (i) fixed-income securities which are rated lower than B3 or B-or their equivalents by two or more NRSROs or if unrated are of equivalent quality as determined by Alliance, and (ii) money market instruments of any entity which has an outstanding issue of unsecured debt that is rated lower than B3 or B- or their equivalents by two or more NRSROs or if unrated is of equivalent quality as determined by Alliance.

Certain of the Fund's investments will be in fixed-income securities which are providing high current yields because of risks other than credit. For example, the Fund may invest in securities which have prepayment risks, and non-U.S. dollar denominated foreign securities, which have currency risks.

See Appendix A, "Description of Bond Ratings," for a description of each rating category. In the event that any securities held by the Fund fall below those ratings, the Fund will not be obligated to dispose of such securities and may continue to hold such securities if, in the opinion of Alliance, such investment is considered appropriate under the circumstances.

A portion of the Fund's assets are also expected to be invested in foreign securities, and the Fund may buy and sell foreign currencies principally for the purpose of preserving the value of foreign securities or in anticipation of purchasing foreign securities. See "Certain Risk Considerations--Foreign Investment" and "--Currency Considerations."

In addition, and although not to be emphasized, in furtherance of its investment objective, the Fund may (i) invest in mortgage-backed and asset-backed securities, (ii) enter into repurchase agreements, (iii) invest in loan participations and assignments of loans to corporate, governmental, or other borrowers originally made by institutional lenders or lending syndicates, (iv) enter into forward commitments for the purchase or sale of securities and purchase and sell securities on a when-issued or delayed delivery basis, (v) write covered put and call options on fixed-income securities, securities indices and foreign currencies and purchase put or call options on fixed-income securities, securities indices and foreign currencies, (vi) purchase and sell futures contracts and related options on debt securities and on indices of debt securities, (vii) enter into contracts for the purchase or sale of a specific currency for hedging purposes only, and (viii) lend portfolio securities. For additional information on the uses, risks and costs of these practices, see "Additional Investment Practices."

In addition to the foregoing, the Fund may from time to time make investments in
(1) U.S. Government Securities, (2) certificates of deposit, bankers' acceptances, bank notes, time deposits and interest bearing savings deposits issued or guaranteed by certain domestic and foreign banks, (3) commercial paper (rated at least A-1 by S&P or Prime-1 by Moody's or, if not rated, issued by domestic or foreign companies having high quality outstanding debt securities) and participation interests in loans extended by banks to such companies, (4) corporate debt obligations with remaining maturities of less than one year rated at least high quality as well as corporate debt obligations rated at least high grade provided the corporation also has outstanding an issue of commercial paper rated at least A-1 by S&P or Prime-1 by Moody's, and (5) floating rate or master demand notes. For a description of these investments, see the Fund's Statement of Additional Information.


ADDITIONAL INVESTMENT PRACTICES

Derivatives. The Fund may use derivatives in furtherance of its investment objectives. Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. These assets, rates and indices may include bonds, stocks, mortgages, commodities, interest rates, currency exchange rates, bond indices and stock indices. Derivatives can be used to earn income or protect against risk, or both. For example, one party with unwanted risk may agree to pass that risk to another party who is willing to accept the risk, the second party being motivated, for example, by the desire either to earn income in the form of a fee or premium from the first party, or to reduce its own unwanted risk by attempting to pass all or part of that risk to the first party.

Derivatives can be used by investors such as the Fund to earn income and enhance returns, to hedge or adjust the risk profile of a portfolio, and either to replace more traditional direct investments or to obtain exposure to otherwise inaccessible markets. Each of these uses entails greater risk than if derivatives were used solely for hedging purposes. Derivatives are a valuable tool which, when used properly, can provide significant benefit to Fund shareholders. The Fund may take a significant position in those derivatives that are within its investment policies if, in Alliance's judgment, this represents the most effective response to current or anticipated market conditions. Alliance's use of derivatives is subject to continuous risk assessment and control from the standpoint of the Fund's investment objectives and policies.

Derivatives may be (i) standardized, exchange-traded contracts or (ii) customized, privately negotiated contracts. Exchange-traded derivatives tend to be more liquid and subject to less credit risk than those that are privately negotiated.

The basic types of derivative instruments in which the Fund may invest are options, futures and forwards.

Options. An option, which may be standardized and exchange-traded, or customized and privately negotiated, is an agreement that, for a premium payment or fee, gives the option holder (the buyer) the right but not the obligation to buy or sell the underlying asset (or settle for cash an amount based on an underlying asset, rate or index) at a specified price (the exercise price) during a period of time or on a specified date. A call option entitles the holder to purchase, and a put option entitles the holder to sell, the underlying asset (or settle for cash an amount based on an underlying asset, rate or index). Likewise, when an option is exercised the writer of the option is obligated to sell (in the case of a call option) or to purchase (in the case of a put option) the underlying asset (or settle for cash an amount based on an underlying asset, rate or index).

Futures. A futures contract is an agreement that obligates the buyer to buy and the seller to sell a specified quantity of an underlying asset (or settle for cash the value of a contract based on an underlying asset, rate or index) at a specific price on the contract maturity date. Futures contracts are standardized, exchange-traded instruments and are fungible (i.e., considered to be perfect substitutes for each other). This fungibility allows futures contracts to be readily offset or cancelled through the acquisition of equal but opposite positions, which is the primary method in which futures contracts are liquidated. A cash-settled futures contract does not require physical delivery of the underlying asset but instead is settled for cash equal to the difference between the values of the contract on the date it is entered into and its maturity date.

Forwards. A forward contract is an obligation by one party to buy, and the other party to sell, a specific quantity of an underlying commodity or other tangible asset for an agreed upon price at a future date. Forward contracts are customized, privately negotiated agreements designed to satisfy the objectives of each party. A forward contract usually results in the delivery of the underlying asset upon maturity of the contract in return for the agreed upon payment.

The term "derivative" is also sometimes used to describe securities involving rights to a portion of the cash flows from an underlying pool of mortgages or other assets from which payments are passed through to the owner of, or that collateralize, the securities. These securities are described below under "Additional Investment Practices--Mortgage- Related Securities."

Derivatives involve risks different from, and, in certain cases, greater than, the risks presented by more traditional investments. Following is a general discussion of important risk factors and issues concerning the use of derivatives that investors should understand before investing in the Fund.

Market Risk. This is the general risk attendant to all investments that the value of a particular investment will change in a way detrimental to the Fund's interest.

Management Risk. Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. In particular, the use and complexity of derivatives require the maintenance of adequate controls to monitor the transactions entered into, the ability to assess the risk that a derivative adds to the Fund's portfolio, and the ability to forecast price, interest rate or currency exchange rate movements correctly.

Credit Risk. This is the risk that a loss may be sustained by the Fund as a result of the failure of another party to a derivative (usually referred to as a "counterparty") to comply with the terms of the derivative contract. The credit risk for exchange-traded derivatives is generally less than for privately negotiated derivatives, since the clearing house, which is the issuer or counterparty to each exchange-traded derivative, provides a guarantee of performance. This guarantee is supported by a daily payment system (i.e., margin requirements) operated by the clearing house in order to reduce overall credit risk. For privately negotiated derivatives, there is no similar clearing agency guarantee. Therefore, the Fund considers the creditworthiness of each counterparty to a privately negotiated derivative in evaluating potential credit risk.

Liquidity Risk. Liquidity risk exists when a particular instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous price.

Leverage Risk. Since many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

Other Risks. Other risks in using derivatives include the risk of mispricing or improper valuation of derivatives and the inability of derivatives to correlate perfectly with underlying assets, rates and indices. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to the Fund. Derivatives do not always perfectly or even highly correlate or track the value of the assets, rates or indices they are designed to closely track. Consequently, the Fund's use of derivatives may not always be an effective means of, and sometimes could be counterproductive to, furthering the Fund's investment objective.

DERIVATIVES THAT MAY BE USED BY THE FUND

Following is a description of specific derivatives which the Fund may use.

Options on Securities. In purchasing an option on securities, the Fund would be in a position to realize a gain if, during the option period, the price of the underlying securities increased (in the case of a call) or decreased (in the case of a put) by an amount in excess of the premium paid; otherwise the Fund would experience a loss not greater than the premium paid for the option. Thus, the Fund would realize a loss if the price of the underlying security declined or remained the same (in the case of a call) or increased or remained the same (in the case of a put) or otherwise did not increase (in the case of a put) or decrease (in the case of a call) by more than the amount of the premium. If a put or call option purchased by the Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund.

The Fund may write a put or call option in return for a premium, which is retained by the Fund whether or not the option is exercised. A call option written by the Fund is "covered" if the Fund owns the underlying security, has an absolute and immediate right to acquire that security upon conversion or exchange of another security it holds, or holds a call option on the underlying security with an exercise price equal to or less than that of the call option it has written. A put option written by the Fund is covered if the Fund holds a put option on the underlying securities with an exercise price equal to or greater than that of the put option it has written.

The Fund may purchase or write privately negotiated options on securities. If the Fund does so, it will effect such transactions only with investment dealers and other financial institutions (such as commercial banks or savings and loan institutions) deemed creditworthy by Alliance. Alliance has adopted procedures for monitoring the creditworthiness of such counterparties. Privately negotiated options purchased or written by the Fund may be illiquid, and it may not be possible for the Fund to effect a closing transaction at an advantageous time.


Options on Securities Indices. An option on a securities index is similar to an option on a security except that, rather than taking or making delivery of a security at a specified price, an option on a securities index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the chosen index is greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option.

Options on Foreign Securities. The Fund invests in options on foreign currencies that are privately negotiated or traded on U.S. or foreign exchanges for the purpose of protecting against declines in the U.S. Dollar value of foreign currency denominated securities held by the Fund and against increases in the U.S. Dollar cost of such securities to be acquired. The purchase of an option on a foreign currency may constitute an effective hedge against fluctuations in exchange rates, although if rates move adversely, the Fund may forfeit the entire amount of the premium plus related transaction costs.

Futures Contracts and Options on Futures Contracts. Futures contracts that the Fund may buy and sell may include futures contracts on fixed-income or other securities or foreign currencies, and contracts based on interest rates or financial indices, including any index of U.S. Government securities, foreign government securities or corporate debt securities. Options on futures contracts are options that call for the delivery of futures contracts upon exercise. Options on futures contracts written or purchased by the Fund will be traded on U.S. or foreign exchanges.

The Fund will not purchase or sell futures contracts or options on futures contracts unless either (i) the futures contracts or options thereon are for "bona fide hedging" purposes (as that term is defined under the Commodities Futures Trading Commission regulations) or (ii) if for other purposes, the sum of amounts of initial margin deposits and premiums required to establish non-hedging positions would not exceed 5% of the Fund's liquidation value.

Forward Foreign Currency Exchange Contracts. In purchasing or selling forward contracts on foreign currencies ("forward contracts"), the Fund attempts to minimize the risk to it from adverse changes in the relationship between the U.S. Dollar and other currencies. The Fund may enter into a forward contract, for example, when it enters into a contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. Dollar price of the security (a "transaction hedge"). When the Fund believes that a foreign currency may suffer a substantial decline against the U.S. Dollar, it may enter into a forward sale contract to sell an amount of that foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency, or when the Fund believes that the U.S. Dollar may suffer a substantial decline against a foreign currency, it may enter into a forward purchase contract to buy that foreign currency for a fixed dollar amount (a "position hedge"). Instead of entering into a position hedge, the Fund may, in the alternative, enter into a forward contract to sell a different foreign currency for a fixed U.S. Dollar amount where the Fund believes that the U.S. Dollar value of the currency to be sold pursuant to the forward contract will fall whenever there is a decline in the U.S. Dollar value of the currency in which portfolio securities of the Fund are denominated (a "cross-hedge").

Forward Commitiments. Forward commitments are forward contracts for the purchase or sale of securities, including purchases on a "when-issued" basis or purchases or sales on a "delayed delivery" basis. When forward commitments with respect to fixed-income securities are negotiated, the price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but payment for and delivery of the securities take place at a later date. Normally, the settlement date occurs within two months after the transaction, but settlements beyond two months may be negotiated. Securities purchased or sold under a forward commitment are subject to market fluctuation, and no interest or dividends accrues to the purchaser prior to the settlement date. At the time the Fund enters into a forward commitment, it records the transaction and thereafter reflects the value of the security purchased or, if a sale, the proceeds to be received, in determining its net asset value. Any unrealized appreciation or depreciation reflected in such valuation would be canceled if the required conditions did not occur and the trade were canceled.

The use of forward commitments helps the Fund to protect against anticipated changes in interest rates and prices. For instance, in periods of rising interest rates and falling bond prices, the Fund might sell securities in its portfolio on a forward commitment basis to limit its exposure to falling bond prices. In periods of falling interest rates and rising bond prices, the Fund might sell a security in its portfolio and purchase the same or a similar security on a when-issued or forward commitment basis, thereby obtaining the benefit of currently higher cash yields.

The Fund's right to receive or deliver a security under a forward commitment may be sold prior to the settlement date. The Fund enters into forward commitments, however, only with the intention of actually receiving securities or delivering them, as the case may be. If the Fund, however, chooses to dispose of the right to acquire a when-issued security prior to its acquisition or dispose of its right to deliver or receive against a forward commitment, it may realize a gain or incur a loss.

Mortgage-Related Securities. The mortgage-related securities in which the Fund may invest typically are securities representing interests in pools of mortgage loans made to home owners. The mortgage loan pools may be assembled for sale to investors (such as the Fund) by governmental or private organizations. Mortgage-related securities issued by GNMA are backed by the full faith and credit of the United States; those issued by FNMA and FHLMC are not so backed. Mortgage-related securities bear interest at either a fixed rate or an adjustable rate determined by reference to an index rate. Mortgage-related securities frequently provide for monthly payments that consist of both interest and principal, unlike more traditional debt securities, which normally do not provide for periodic repayments of principal.

Securities representing interests in pools created by private issuers generally offer a higher rate of interest than securities representing interests in pools created by governmental issuers because there are no direct or indirect governmental guarantees of the underlying mortgage payments. However, private issuers sometimes obtain committed loan facilities, lines of credit, letters of credit, surety bonds or other forms of liquidity and credit enhancement to support the timely payment of interest and principal with respect to their securities if borrowers on the underlying mortgages fail to make their mortgage payments. The ratings of such non-governmental securities are generally dependent upon the ratings of the providers of such liquidity and credit support and would be adversely affected if the rating of such an enhancer were downgraded. A Fund may buy mortgage-related securities without credit enhancement if the securities meet the Fund's investment standards. Although the market for mortgage-related securities is becoming increasingly liquid, those of certain private organizations may not be readily marketable.

One type of mortgage-related security is of the "pass-through" variety. The holder of a pass-through security is considered to own an undivided beneficial interest in the underlying pool of mortgage loans and receives a pro rata share of the monthly payments made by the borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of the securities. Prepayments of mortgages resulting from the sale, refinancing or foreclosure of the underlying properties are also paid to the holders of these securities, which, as discussed below, frequently causes these securities to experience significantly greater price and yield volatility than experienced by traditional fixed-income securities. Some mortgage-related securities, such as securities issued by GNMA, are referred to as "modified pass-through" securities. The holders of these securities are entitled to the full and timely payment of principal and interest, net of certain fees, regardless of whether payments are actually made on the underlying mortgages.

Another form of mortgage-related security is a "pay-through" security, which is a debt obligation of the issuer secured by a pool of mortgage loans pledged as collateral that is legally required to be paid by the issuer regardless of whether payments are actually made on the underlying mortgages. Collateralized mortgage obligations (CMOs) are the predominant type of "pay-through" mortgage-related security. In a CMO, a series of bonds or certificates is issued in multiple classes. Each class of a CMO, often referred to as a "tranche," is issued at a specific coupon rate and has a stated maturity or final distribution date. Principal prepayments on collateral underlying a CMO may cause one or more tranches of the CMO to be retired substantially earlier than the stated maturities or final distribution dates of the principal. The principal and interest on the underlying mortgages may be allocated among several classes of a series of a CMO in many ways. In a common structure, payments of principal, including any principal prepayments, on the underlying mortgages are applied to the classes of the series of a CMO in the order of their respective stated maturities or final distribution dates, so that no payment of principal will be made on any class of a

CMO until all other classes having an earlier stated maturity or final distribution date have been paid in full. One or more tranches of a CMO may have coupon rates that reset periodically, or "float," at a specified increment over an index such as LIBOR. Floating-rate CMOs may be backed by fixed or adjustable rate mortgages. To date, fixed-rate mortgages have been more commonly utilized for this purpose. Floating-rate CMOs are typically issued with lifetime caps on the coupon rate thereon. These caps, similar to the caps on adjustable-rate mortgages described below, represent a ceiling beyond which the coupon rate on a floating-rate CMO may not be increased regardless of increases in the interest rate index to which the floating-rate CMO is tied. The collateral securing the CMOs may consist of a pool of mortgages, but may also consist of mortgage-backed bonds or pass-through securities. CMOs may be issued by a U.S. Government instrumentality or agency or by a private issuer. Although payment of the principal of, and interest on, the underlying collateral securing privately issued CMOs may be guaranteed by GNMA, FNMA or FHLMC, these CMOs represent obligations solely of the private issuer and are not insured or guaranteed by GNMA, FNMA, FHLMC, any other governmental agency or any other person or entity.

Another type of mortgage-related security, known as adjustable-rate mortgage securities (ARMS), bears interest at a rate determined by reference to a predetermined interest rate or index. There are two main categories of rates or indices: (i) rates based on the yield on U.S. Treasury securities and (ii) indices derived from a calculated measure such as a cost of funds index or a moving average of mortgage rates. Some rates and indices closely mirror changes in market interest rate levels, while others tend to lag changes in market rate levels and tend to be somewhat less volatile.

ARMS may be secured by fixed-rate mortgages or adjustable-rate mortgages. ARMS secured by fixed-rate mortgages generally have lifetime caps on the coupon rates of the securities. To the extent that general interest rates increase faster than the interest rates on the ARMS, these ARMS will decline in value. The adjustable-rate mortgages that secure ARMS will frequently have caps that limit the maximum amount by which the interest rate or the monthly principal and interest payments on the mortgages may increase. These payment caps can result in negative amortization (i.e., an increase in the balance of the mortgage loan). Furthermore, since many adjustable-rate mortgages only reset on an annual basis, the values of ARMS tend to fluctuate to the extent that changes in prevailing interest rates are not immediately reflected in the interest rates payable on the underlying adjustable-rate mortgages.

The value of mortgage-related securities is affected by a number of factors. Unlike traditional debt securities, which have fixed maturity dates, mortgage-related securities may be paid earlier than expected as a result of prepayments of underlying mortgages. Such prepayments generally occur during periods of falling mortgage interest rates. If property owners make unscheduled prepayments of their mortgage loans, these prepayments will result in the early payment of the applicable mortgage-related securities. In that event, the Fund may be unable to invest the proceeds from the early payment of the mortgage-related securities in an investments that provide as high a yield as the mortgage-related securities. Early payments associated with mortgage-related securities cause these securities to experience significantly greater price and yield volatility than experienced by traditional fixed-income securities. The occurrence of mortgage prepayments is affected by the level of general interest rates, general economic conditions and other social and demographic factors. During periods of falling interest rates, the rate of mortgage prepayments tends to increase, thereby tending to decrease the life of mortgage-related securities. Conversely, during periods of rising interest rates, a reduction in prepayments may increase the effective life of mortgage-related securities, subjecting them to greater risk of decline in market value in response to rising interest rates. If the life of a mortgage-related security is inaccurately predicted, the Fund may not be able to realize the rate of return it expected.

As with fixed-income securities generally, the value of mortgage-related securities can also be adversely affected by increases in general interest rates relative to the yield provided by such securities. Such an adverse effect is especially possible with fixed-rate mortgage securities. If the yield available on other investments rises above the yield of the fixed-rate mortgage securities as a result of general increases in interest rate levels, the value of the mortgage-related securities will decline. Although the negative effect could be lessened if the mortgage-related securities were to be paid earlier (thus permitting the Fund to reinvest the prepayment proceeds in investments yielding the higher current interest rate), as described above the rates of mortgage prepayments and early payments of mortgage-related securities tend to decline during periods of rising interest rates.

Although the values of ARMS may not be affected by rising interest rates as much as such rates affect the value of fixed-rate mortgage securities, ARMS may still decline in value as a result of rising interest rates. Although, as described above, the yields on ARMS vary with changes in the applicable interest rate or indices, there is often a lag between increases in general interest rates and increases in the yield on ARMS as a result of relatively infrequent interest rate reset dates. In addition, adjustable-rate mortgages and ARMS often have interest rate or payment caps that limit the ability of the adjustable-rate mortgages or ARMS to fully reflect increases in the general level of interest rates.

Other Asset-Backed Securities. The securitization techniques used to develop mortgage-related securities are being applied to a broad range of financial assets. Through the use of trusts and special purpose corporations, various types of assets, including automobile loans and leases, credit card receivables, home equity loans, equipment leases and trade receivables, are being securitized in structures similar to the structures used in mortgage securitizations. These asset-backed securities are subject to risks associated with changes in interest rates and prepayment of underlying obligations similar to the risks of investment in mortgage-related securities discussed above.

Each type of asset-backed security also entails unique risks depending on the type of assets involved and the legal structure used. For example, credit card receivables are generally unsecured obligations of the credit card holder and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There have also been proposals to cap the interest rate that a credit card issuer may charge. In some transactions, the value of the asset-backed security is dependent on the performance of a third party acting as credit enhancer or servicer. Furthermore, in some transactions (such as those involving the securitization of vehicle loans or leases) it may be administratively burdensome to perfect the interest of the security issuer in the underlying collateral and the underlying collateral may become damaged or stolen.

Loan Participations and Assignments. The Fund's investments in loans are expected in most instances to be in the form of participations in loans and assignments of all or a portion of loans from third parties. The Fund's investment in loan participations typically will result in the Fund having a contractual relationship only with the lender and not with the borrower. The Fund will acquire participations only if the lender interpositioned between the Fund and the borrower is a lender having total assets of more than $25 billion and whose senior unsecured debt is rated investment grade or higher. When the Fund purchases a loan assignment from a lender it will acquire direct rights against the borrower on the loan. Because loan assignments are arranged through private negotiations between potential assignees and potential assignors, however, the rights and obligations acquired by the Fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender.

The assignability of certain loans to foreign governments is restricted by the governing documentation as to the nature of the assignee such that the only way in which the Fund may acquire an interest in a loan is through a participation and not an assignment. A Fund may have difficulty disposing of assignments and participations because to do so it will have to assign such investment to a third party. Because there may not be a liquid market for such investments, they can probably be sold only to a limited number of institutional investors. The lack of a liquid secondary market may have an adverse effect on the value of such investments and the Fund's ability to dispose of particular participations and assignments when necessary to meet its liquidity needs in response to a specific economic event such as a deterioration in the creditworthiness of the borrower. The lack of a liquid secondary market for participations and assignments also may make it more difficult for the Fund to assign a value to these securities for purposes of valuing the Fund's portfolio and calculating its net asset value.

Convertible Securities. Prior to conversion, convertible securities have the same general characteristics as non-convertible debt securities, which provide a stable stream of income with generally higher yields than those of equity securities of the same or similar issuers. The price of a convertible security will normally vary with changes in the price of the underlying stock, although the higher yield tends to make the convertible security less volatile than the underlying common stock. As with debt securities, the market value of convertible securities tends to decline as interest rates increase and increase as interest rates decline. While convertible securities generally offer lower interest or dividend yields than non-convertible debt securities of similar quality, they enable investors to benefit from increases in the market price of the underlying common stock. Convertible debt securities that are rated Baa or lower by Moody's or BBB or lower by S&P, Duff & Phelps or Fitch and comparable unrated securities may share some or all of the risks of debt securities with those ratings. For a description of these risks, see "Certain Risk Considerations--Investment in Lower-Rated Fixed-Income Securities."

Repurchase Agreements. A repurchase agreement arises when a buyer purchases a security and simultaneously agrees to resell it to the vendor at an agreed-upon future date, normally a day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon interest rate for the period the buyer's money is invested in the security. Such agreements permit the Fund to keep all of its assets at work while retaining "overnight" flexibility in pursuit of investments of a longer-term nature. The Fund requires continual maintenance of collateral in an amount equal to, or in excess of, the resale price. If a vendor defaults on its repurchase obligation, the Fund would suffer a loss to the extent that the proceeds from the sale of the collateral were less than the repurchase price. If a vendor goes bankrupt, the Fund might be delayed in, or prevented from, selling the collateral for its benefit.

Loans of Portfolio Securities. The Fund may make secured loans of portfolio securities to brokers, dealers and financial institutions, provided that liquid assets equal to at least 100% of the market value of the securities loaned is deposited and maintained by the borrower with the Fund. The risks in lending portfolio securities, as with other secured extensions of credit, consist of possible loss of rights in the collateral should the borrower fail financially. In determining whether to lend securities to a particular borrower, Alliance will consider all relevant facts and circumstances, including the creditworthiness of the borrower. While securities are on loan, the borrower will pay the Fund any income earned thereon and the Fund may invest any cash collateral in portfolio securities, thereby earning additional income, or receive an agreed upon amount of income from a borrower that has delivered equivalent collateral. The Fund will have the right to regain record ownership of loaned securities or equivalent securities in order to exercise ownership rights such as voting rights, subscription rights and rights to dividends, interest or distributions. The Fund may pay reasonable finders', administrative and custodial fees in connection with a loan. The Fund may lend securities with a value of up to 50% of its total assets to broker-dealers approved by the Fund's Board of Directors. The Fund will not lend portfolio securities to any officer, director, employee or affiliate of the Fund or Alliance.

Illiquid Securities. The Fund will not maintain more than 15% of its net assets in illiquid securities. Illiquid securities generally include (i) direct placements or other securities that are subject to legal or contractual restrictions on resale or for which there is no readily available market (e.g., when trading in the security is suspended or, in the case of unlisted securities, when market makers do not exist or will not entertain bids or offers), including many currency swaps and any assets used to cover currency swaps, (ii) over-the-counter options and assets used to cover over-the-counter options, and (iii) repurchase agreements not terminable within seven days. Rule 144A securities that have legal or contractual restrictions on resale but have a readily available market are not deemed illiquid. Alliance will monitor the liquidity of the Fund's Rule 144A portfolio securities under the supervision of the Directors of the Fund. The Fund may not be able to sell such securities and may not be able to realize their full value upon sale.

Future Developments. The Fund may, following written notice to its shareholders, take advantage of other investment practices that are not currently contemplated for use by the Fund, or are not available but may yet be developed, to the extent such investment practices are consistent with the Fund's investment objective and legally permissible for the Fund. Such investment practices, if they arise, may involve risks that are different from or exceed those involved in the practices described above.

Defensive Position. For temporary defensive purposes, the Fund may invest in certain types of short-term, liquid, high grade debt securities. These securities may include U.S. Government securities, qualifying bank deposits, money market instruments, prime commercial paper, and other types of short-term debt securities, including notes and bonds. Such securities may also include short-term, foreign-currency denominated securities of the type mentioned above issued by foreign governmental entities, companies and supranational organizations. For a complete description of the types of securities in which the Fund may invest while in a temporary defensive position, see the Fund's Statement of Additional Information.

Portfolio Turnover. Alliance anticipates that the Fund's annual turnover rate will not exceed 500%. A 500% annual turnover rate would occur if all the securities in the Fund's portfolio are replaced five times in a period of one year. A high rate of portfolio turnover involves correspondingly greater expenses than a lower rate, which must be borne by the Fund and its shareholders. High portfolio turnover also may result in the realization of substantial net short-term capital gains. See "Dividends, Distributions and Taxes" in the Statement of Additional Information.


CERTAIN FUNDAMENTAL INVESTMENT POLICIES

The Fund may not (i) invest in any one industry if that investment would make the Fund's holding in that industry exceed 25% of the Fund's total assets and
(ii) will not make an investment unless, when considering all its other investments, 75% of the value of its assets would consist of cash, cash items, U.S. Government Securities, securities of other investment companies and other securities. These policies are fundamental and may not be changed without the approval of the Fund's shareholders. Additional investment restrictions with respect to the Fund are set forth in its Statement of Additional Information.


CERTAIN RISK CONSIDERATIONS

Fixed-Income Securities. The value of the Fund's shares will fluctuate with the value of its investments. The value of the Fund's investments will change as the general level of interest rates fluctuates. During periods of falling interest rates, the values of the Fund's securities will generally rise, although if falling interest rates are viewed as precursor to a recession, the values of the Fund's securities may fall along with interest rates. Conversely, during periods of rising interest rates, the values of the Fund's securities will generally decline. Changes in interest rates have a greater effect on fixed-income securities with longer maturities and durations than those with shorter maturities and durations.

In seeking to achieve the Fund's investment objective, there will be times, such as during periods of rising interest rates, when depreciation and realization of capital losses on securities in the Fund's portfolio will be unavoidable. Moreover, medium- and lower-rated securities and non-rated securities of comparable quality may be subject to wider fluctuations in yield and market values than higher-rated securities under certain market conditions. Such fluctuations after a security is acquired do not affect the cash income received from that security but will be reflected in the net asset value of the Fund.

U.S. Corporate Fixed-Income Securities. The U.S. corporate fixed-income securities in which the Fund invests may include securities issued in connection with corporate restructurings such as takeovers or leveraged buyouts, which may pose particular risks. Securities issued to finance corporate restructurings may have special credit risks due to the highly leveraged conditions of the issuer. In addition, such issuers may lose experienced management as a result of the restructuring. Furthermore, the market price of such securities may be more volatile to the extent that expected benefits from the restructuring do not materialize. The Fund may also invest in U.S. corporate fixed-income securities that are not current in the payment of interest or principal or are in default, so long as Alliance believes such investment is consistent with the Fund's investment objectives. The Fund's rights with respect to defaults on such securities will be subject to applicable U.S. bankruptcy, moratorium and other similar laws.

Foreign Investment. The securities markets of many foreign countries are relatively small, with the majority of market capitalization and trading volume concentrated in a limited number of companies representing a small number of industries. Consequently, if the Fund's investment portfolio includes such securities, the Fund may experience greater price volatility and significantly lower liquidity than a portfolio invested solely in securities of U.S. companies. These markets may be subject to greater influence by adverse events generally affecting the market, and by large investors trading significant blocks of securities, than is usual in the United States. Securities registration, custody and settlements may in some instances be subject to delays and legal and administrative uncertainties. Furthermore, foreign investment in the securities markets of certain foreign countries is restricted or controlled to varying degrees. These restrictions or controls may at times limit or preclude investment in certain securities and may increase the cost and expenses of the Fund. In addition, the repatriation of investment income, capital or the proceeds of sales of securities from certain of the countries is controlled under regulations, including in some cases the need for certain advance government notification or authority, and if a deterioration occurs in a country's balance of payments, the country could impose temporary restrictions on foreign capital remittances. The Fund could also be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation, as well as by the application to it of other restrictions on investment. Investing in local markets may require the Fund to adopt special procedures or seek local governmental approvals or other actions, any of which may involve additional costs to the Fund. The liquidity of the Fund's investments in any country in which any of these factors exists could be affected, and Alliance will monitor the effect of any such factor or factors on the Fund's investments. Furthermore, transaction costs including brokerage commissions for transactions both on and off the securities exchanges in many foreign countries are generally higher than in the U.S.

Issuers of securities in foreign jurisdictions are generally not subject to the same degree of regulation as are U.S. issuers with respect to such matters as insider trading rules, restrictions on market manipulation, shareholder proxy requirements and timely disclosure of information. The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards in important respects, and less information may be available to investors in foreign securities than to investors in U.S. securities. Substantially less information is publicly available about certain non-U.S. issuers than is available about most U.S. issuers.

The economies of individual foreign countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product or gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Nationalization, expropriation or confiscatory taxation, currency blockage, political changes, government regulation, political or social instability or diplomatic developments could affect adversely the economy of a foreign country or the Fund's investments in that country. In the event of nationalizations, expropriation or other confiscation, the Fund could lose its entire investment in the country involved. In addition, laws in foreign countries governing business organizations, bankruptcy and insolvency may provide less protection to security holders such as the Fund than that provided by U.S. laws.

Currency Considerations. Because the Fund may invest some portion of its assets in securities denominated in, and which receive revenues in, foreign currencies, the Fund will be adversely affected by reductions in the value of those currencies relative to the U.S. dollar. These changes will affect the Fund's net assets, distributions and income. If the value of the foreign currencies in which the Fund receives income falls relative to the U.S. dollar between receipt of the income and the making of Fund distributions, the Fund may be required to liquidate securities in order to make distributions if the Fund has insufficient cash in U.S. dollars to meet the distribution requirements that the Fund must satisfy to qualify as a regulated investment company for federal income tax purposes. Similarly, if an exchange rate declines between the time the Fund incurs expenses in U.S. dollars and the time cash expenses are paid, the amount of the currency required to be converted into U.S. dollars in order to pay expenses in U.S. dollars could be greater than the equivalent amount of such expenses in the currency at the time they were incurred. In light of these risks, the Fund may engage in certain currency hedging transactions, which themselves, involve certain special risks. See "Additional Investment Practices" above.


Securities Ratings. The ratings of fixed-income securities by S&P, Moody's, Duff & Phelps and Fitch are a generally accepted barometer of credit risk. They are, however, subject to certain limitations from an investor's standpoint. The rating of an issuer is heavily weighted by past developments and does not necessarily reflect probable future conditions. There is frequently a lag between the time a rating is assigned and the time it is updated. In addition, there may be varying degrees of difference in credit risk of securities within each rating category.

Investment in Fixed-Income Securities Rated BAA and BBB. Securities rated Baa or BBB are considered to have speculative characteristics and share some of the same characteristics as lower-rated securities, as described below. Sustained periods of deteriorating economic conditions or of rising interest rates are more likely to lead to a weakening in the issuer's capacity to pay interest and repay principal than in the case of higher-rated securities.

Investment in Lower-Rated Fixed-Income Securities. Lower-rated securities are subject to greater risk of loss of principal and interest than higher-rated securities. They are also generally considered to be subject to greater market risk than higher-rated securities, and the capacity of issuers of lower-rated securities to pay interest and repay principal is more likely to weaken than is that of issuers of higher-rated securities in times of deteriorating economic conditions or rising interest rates. In addition, lower-rated securities may be more susceptible to real or perceived adverse economic conditions than investment grade securities. Securities rated Ba or BB are judged to have speculative elements or to be predominantly speculative with respect to the issuer's ability to pay interest and repay principal. Securities rated B are judged to have highly speculative elements or to be predominantly speculative. Such securities may have small assurance of interest and principal payments. Securities rated Baa by Moody's are also judged to have speculative characteristics.

The market for lower-rated securities may be thinner and less active than that for higher-rated securities, which can adversely affect the prices at which these securities can be sold. To the extent that there is no established secondary market for lower-rated securities, the Fund may experience difficulty in valuing such securities and, in turn, the Fund's assets.

Alliance will try to reduce the risk inherent in investment in lower-rated securities through credit analysis, diversification and attention to current developments and trends in interest rates and economic and political conditions. However, there can be no assurance that losses will not occur. Since the risk of default is higher for lower-rated securities, Alliance's research and credit analysis are a correspondingly more important aspect of its program for managing the Fund's securities than would be the case if the Fund did not invest in lower-rated securities. In considering investments for the Fund, Alliance will attempt to identify those high-yielding securities whose financial condition is adequate to meet future obligations, has improved, or is expected to improve in the future. Alliance's analysis focuses on relative values based on such factors as interest or dividend coverage, asset coverage, earnings and cash flow prospects, and the experience and managerial strength of the issuer.

Non-Rated Securities. Non-rated securities will also be considered for investment by the Fund when Alliance believes that the financial condition of the issuers of such securities, or the protection afforded by the terms of the securities themselves, limits the risk to the Fund to a degree comparable to that of rated securities which are consistent with the Fund's objective and policies.


--------------------------------------------------------------------------------
                                PURCHASE AND SALE
--------------------------------------------------------------------------------
                                    OF SHARES
--------------------------------------------------------------------------------


HOW TO BUY SHARES

You can purchase shares of the Fund at a price based on the next calculation of their net asset value after the receipt of a proper purchase order either through broker-dealers, banks or other financial intermediaries, or directly through Alliance Fund Distributors, Inc. ("AFD"), the Fund's principal underwriter. The minimum initial investment is $250. The minimum for subsequent investments is $50. Investments of $25 or more are allowed under the automatic investment program. Share certificates are issued only upon request. See the Subscription Application and Statement of Additional Information for more information.

Existing shareholders may make subsequent purchases by electronic funds transfer if they have completed the Telephone Transactions section of the Subscription Application or the Shareholder Options form obtained from Alliance Fund Services, Inc. ("AFS"), the Fund's registrar, transfer agent and dividend disbursing agent. Telephone purchase orders can be made by calling (800) 221-5672 and may not exceed $500,000.

The Fund offers three classes of shares through this Prospectus, Class A, Class B and Class C. The Fund may refuse any order to purchase shares. In this regard, the Fund reserves the right to restrict purchases of Fund shares (including through exchanges) when they appear to evidence a pattern of frequent purchases and sales made in response to short-term considerations.

Class A Shares--Initial Sales Charge Alternative

You can purchase Class A shares at net asset value plus an initial sales charge, as follows:

                                             Initial Sales Charge
                                  as % of                         Commission to
                                Net Amount      as % of        Dealer/Agent as %
Amount Purchased                 Invested     Offering Price   of Offering Price
--------------------------------------------------------------------------------
Less than $100,000                 4.44%           4.25%                4.00%
--------------------------------------------------------------------------------
$100,000 to less
than $250,000                      3.36            3.25                 3.00
--------------------------------------------------------------------------------
$250,000 to less
than $500,000                      2.30            2.25                 2.00
--------------------------------------------------------------------------------
$500,000 to less
than $1,000,000                    1.78            1.75                 1.50
--------------------------------------------------------------------------------

On purchases of $1,000,000 or more, you pay no initial sales charge but may pay a contingent deferred sales charge (a "CDSC") equal to 1% of the lesser of net asset value at the time of redemption or original cost if you redeem within one year; Alliance may pay the dealer or agent a fee of up to 1% of the dollar amount purchased. Certain purchases of Class A shares may qualify for reduced or eliminated sales charges in accordance with the Fund's Combined Purchase Privilege, Cumulative Quantity Discount, Statement of Intention, Privilege for Certain Retirement Plans, Reinstatement Privilege and Sales at Net Asset Value programs. Consult the Subscription Application and Statement of Additional Information.


Class B Shares--Deferred Sales Charge Alternative

You can purchase Class B shares at net asset value without an initial sales charge. However, you may pay a CDSC if you redeem shares within four years after purchase. The amount of the CDSC (expressed as a percentage of the lesser of the current net asset value or original cost) will vary according to the number of years from the purchase of Class B shares until the redemption of those shares. The amount of the CDSC on Class B shares is set forth below.

   Year Since Purchase                            CDSC
--------------------------------------------------------------------------------
          First                                    4.0%
          Second                                   3.0%
          Third                                    2.0%
          Fourth                                   1.0%
          Thereafter                              None

Class B shares are subject to higher distribution fees than Class A shares for a period of eight years (after which they convert to Class A shares). The higher fees mean a higher expense ratio, so Class B shares pay correspondingly lower dividends and may have a lower net asset value than Class A shares.

Class C Shares--Asset-Based Sales Charge Alternative

You can purchase Class C shares without any initial sales charge. The Fund thus receives the full amount of your purchase, and, if you hold your shares for one year or more, you will receive the entire net asset value of your shares upon redemption. Class C shares incur higher distribution fees than Class A shares and do not convert to any other class of shares of the Fund. The higher fees mean a higher expense ratio, so Class C shares pay correspondingly lower dividends and may have a lower net asset value than Class A Shares.

Class C shares redeemed within one year of purchase will be subject to a CDSC equal to 1% of the lesser of their original cost or net asset value at the time of redemption.

Application of the CDSC

Shares obtained from dividend or distribution reinvestment are not subject to the CDSC. The CDSC is deducted from the amount of the redemption and is paid to AFD. The CDSC will be waived on redemptions of shares following the death or disability of a shareholder, to meet the requirements of certain qualified retirement plans or pursuant to a monthly, bi-monthly or quarterly systematic withdrawal plan. See the Statement of Additional Information.

How the Fund Values its Shares

The net asset value of each class of shares in the Fund is calculated by dividing the value of the Fund's net assets allocable to that class by the outstanding shares of that class. Shares are valued each day the Exchange is open as of the close of regular trading (currently 4:00 p.m. Eastern time). The securities in the Fund are valued at their current market value determined on the basis of market quotations or, if such quotations are not readily available, such other methods as the Fund's Directors believe accurately reflect fair market value.

General

The decision as to which class of shares is most beneficial to you depends on the amount and intended length of your investment. If you are making a large investment, thus qualifying for a reduced sales charge, you might consider Class A shares. If you are making a smaller investment, you might consider Class B shares because 100% of your purchase is invested immediately. If you are unsure of the length of your investment, you might consider Class C shares because there is no initial sales charge and, as long as the shares are held for one year or more, no CDSC. Consult your financial agent. Dealers and agents may receive different compensation for selling Class A, Class B or Class C shares. There is no size limit on purchases of Class A shares. The maximum purchase of Class B shares is $250,000. The maximum purchase of Class C shares is $1,000,000.

The Fund offers a fourth class of shares, Advisor Class shares, by means of a separate prospectus. Advisor Class shares may be purchased and held solely by
(i) accounts established under a fee-based program sponsored and maintained by a registered broker-dealer or other financial intermediary and approved by AFD,
(ii) a self-directed defined contribution employee benefit plan (e.g., a 401(k) plan) that has at least 1,000 participants or $25 million in assets and (iii) certain other categories of investors described in the prospectus for the Advisor Class, including investment advisory clients of, and certain other persons associated with, Alliance and its affiliates or the Fund. Advisor Class shares are offered without any initial sales charge or CDSC and without an ongoing distribution fee and are expected, therefore, to have different performance than Class A, Class B or Class C shares. You may obtain more information about Advisor Class shares by contacting AFS at (800) 221-5672 or by contacting your financial representative.

In addition to the discount or commission paid to dealers or agents, AFD from time to time pays additional cash or other incentives to dealers or agents, including EQ Financial Consultants, Inc., an affiliate of AFD, in connection with the sale of shares of the Fund. Such additional amounts may be utilized, in whole or in part, in some cases together with other revenues of such dealers or agents, to provide additional compensation to registered representatives who sell shares of the Fund. On some occasions, such cash or other incentives will be conditioned upon the sale of a specified minimum dollar amount of the shares of the Fund and/or other Alliance Mutual Funds during a specific period of time. Such incentives may take the form of payment for attendance at seminars, meals, sporting events or theater performances, or payment for travel, lodging and entertainment incurred in connection with travel by persons associated with a dealer or agent and their immediate family members to urban or resort locations within or outside the United States. Such dealer or agent may elect to receive cash incentives of equivalent amount in lieu of such payments.


HOW TO SELL SHARES

You may "redeem", i.e., sell your shares in the Fund to the Fund on any day the Exchange is open, either directly or through your financial intermediary. The price you will receive is the net asset value (less any applicable CDSC) next calculated after the Fund receives your request in proper form. Proceeds generally will be sent to you within seven days. However, for shares recently purchased by check or electronic funds transfer, the Fund will not send proceeds until it is reasonably satisfied that the check or electronic funds transfer has been collected (which may take up to 15 days).

Selling Shares Through Your Broker

Your broker must receive your request before 4:00 p.m. Eastern time, and your broker must transmit your request to the Fund by 5:00 p.m. Eastern time, for you to receive that day's net asset value (less any applicable CDSC). Your broker is responsible for furnishing all necessary documentation to the Fund and may charge you for this service.

Selling Shares Directly To the Fund

Send a signed letter of instruction or stock power form to AFS, along with certificates, if any, that represent the shares you want to sell. For your protection, signatures must be guaranteed by a bank, a member firm of a national stock exchange or other eligible guarantor institution. Stock power forms are available from your financial intermediary, AFS and many commercial banks. Additional documentation is required for the sale of shares by corporations, intermediaries, fiduciaries and surviving joint owners. For details contact:

                          Alliance Fund Services , Inc.
                                  P.O. Box 1520
                             Secaucus, NJ 07096-1520
                                 (800) 221-5672

Alternatively, a request for redemption of shares for which no stock certificates have been issued can also be made by telephone to (800) 221-5672. Telephone redemption requests must be made by 4:00 p.m. Eastern time on a Fund business day in order to receive that day's net asset value, and, except for certain omnibus accounts, may be made only once in any 30-day period. A shareholder who has completed the Telephone Transactions section of the Subscription Application, or the Shareholder Options form obtained from AFS, can elect to have the proceeds of his or her redemption sent to his or her bank via an electronic funds transfer. Proceeds of telephone redemptions also may be sent by check to a shareholder's address of record. Redemption requests by electronic funds transfer may not exceed $100,000 and redemption requests by check may not exceed $50,000. Telephone redemption is not available for shares held in nominee or "street name" accounts or retirement plan accounts or shares held by a shareholder who has changed his or her address of record within the previous 30 calendar days.


General

The sale of shares is a taxable transaction for federal tax purposes. Under unusual circumstances, the Fund may suspend redemptions or postpone payment for up to seven days or longer, as permitted by federal securities law. The Fund reserves the right to close an account that through redemption has remained below $200 for 90 days. Shareholders will receive 60 days' written notice to increase the account value before the account is closed.

During drastic economic or market developments, you might have difficulty in reaching AFS by telephone, in which event you should issue written instructions to AFS. AFS is not responsible for the authenticity of telephonic requests to purchase, sell or exchange shares. AFS will employ reasonable procedures to verify that telephone requests are genuine, and could be liable for losses resulting from unauthorized transactions if it failed to do so. Dealers and agents may charge a commission for handling telephonic requests. The telephone service may be suspended or terminated at any time without notice.


SHAREHOLDER SERVICES

AFS offers a variety of shareholder services. For more information about these services or your account, call AFS's toll-free number, (800) 221-5672. Some services are described in the attached Subscription Application. A shareholder manual explaining all available services will be provided upon request. To request a shareholder manual, call (800)227-4618.


HOW TO EXCHANGE SHARES

You may exchange your shares of the Fund for shares of the same class of other Alliance Mutual Funds (including AFD Exchange Reserves, a money market fund managed by Alliance). Exchanges of shares are made at the net asset values next determined, without sales or service charges. Exchanges may be made by telephone or written request. Telephone exchange requests must be received by AFS by 4:00 p.m. Eastern time on a Fund business day in order to receive that day's net asset value.

Shares will continue to age without regard to exchanges for purposes of determining the CDSC, if any, upon redemption and, in the case of Class B shares, for the purposes of conversion to Class A shares. After an exchange, your Class B shares will automatically convert to Class A shares in accordance with the conversion schedule applicable to the Class B shares of the Alliance Mutual Fund you originally purchased for cash ("original shares"). When redemption occurs, the CDSC applicable to the original shares is applied.

Please read carefully the Prospectus of the mutual fund into which you are exchanging before submitting the request. Call AFS at (800)221-5672 to exchange uncertificated shares. An exchange is a taxable capital transaction for federal tax purposes. The exchange service may be changed, suspended or terminated on 60 days' written notice.


--------------------------------------------------------------------------------
                             MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------


ADVISER

Alliance has been retained under an Advisory Agreement (the "Advisory Agreement") to provide investment advice and, in general, to conduct the management and investment program of the Fund, subject to the general supervision and control of the directors of the Fund.

Alliance is a leading international investment manager supervising client accounts with assets as of December 31, 1996 of more than $186 billion (of which more than $63 billion represented the assets of investment companies). Alliance's clients are primarily major corporate employee benefit funds, public employee retirement systems, investment companies, foundations and endowment funds. The 52 registered investment companies managed by Alliance comprising 110 separate investment portfolios currently have over two million shareholders. As of December 31, 1996 Alliance was an investment manager of employee benefit plan assets for 34 of the Fortune 100 companies.

Alliance Capital Management Corporation ("ACMC") the sole general partner of, and the owner of a 1% general partnership interest in, Alliance, is an indirect wholly-owned subsidiary of The Equitable Life Assurance Society of the United States ("Equitable"), one of the largest life insurance companies in the United States, which is a wholly-owned subsidiary of the Equitable Companies Incorporated, a holding company controlled by AXA, a French insurance holding company. Certain information concerning the ownership and control of Equitable by AXA is set forth in the Fund's Statement of Additional Information under "Management of the Fund."

Under the Advisory Agreement, the Fund pays Alliance a fee at the annual rate of
 .75% of the Fund's average daily net assets. The fee is accrued daily and paid monthly. The Fund has entered into a distribution services agreement with Alliance Fund Distributors, Inc. The agreement provides that Alliance may use its own resources to finance the distribution of the Fund's shares.

The employees who will be primarily responsible for the day-to-day management of the Fund's portfolio are Wayne C. Tappe and Nelson Jantzen. Mr. Tappe is a Vice President of Alliance, with which he has been associated since prior to 1991. Mr. Jantzen is a Senior Vice President of Alliance, with which he has been associated since prior to 1991.(1)

---------
(1) Prior to July 22, 1993, both Mr. Tappe and Mr. Jantzen were associated with Equitable Capital Management Corporation ("Equitable Capital"). On that date Alliance acquired the business and substantially all the assets of Equitable Capital.

PERFORMANCE OF A SIMILARLY MANAGED PORTFOLIO

Alliance is the investment adviser of a portfolio (the "Historical Portfolio") of a registered investment company, sold only to separate accounts of insurance companies in connection with variable life insurance contracts and variable annuities certificates and contracts (the "Contracts"), that has substantially the same investment objective and policies and has been managed in accordance with essentially the same investment strategies and techniques as those contemplated for the Fund. See "Description of the Fund." Alliance since July 22, 1993, and prior thereto, Equitable Capital, whose advisory business Alliance acquired on that date, have served as investment adviser to the Historical Portfolio since its inception in 1987.

The following tables set forth performance results for the Historical Portfolio since its inception (January 2, 1987), together with those of the Lipper High Current Yield Mutual Funds Average as a comparative benchmark. As of February 28, 1997, the assets in the Historical Portfolio totalled approximately $234 million.

The performance data for the Historical Portfolio includes estimated Fund expenses for Class A shares at net asset value, without the imposition of any sales charge, and is presented net of an advisory fee computed at the same rate as the advisory fee payable to Alliance by the Fund. The performance data does not reflect account charges applicable to the Contracts or imposed at the insurance company separate account level. Expenses associated with the distribution of Class A shares of the Fund in accordance with the plan pursuant to Rule 12b-1 approved by the Fund's Board of Directors are included. The performance data have not been adjusted for taxes, if any, payable with respect to the Historical Portfolio. The rates of return shown for the Historical Portfolio are not an estimate or guarantee of future investment performance of the Fund.

The Lipper High Current Yield Bond Funds Average is a survey of the performance of a large number of mutual funds the investment objective of each of which is similar to that of the Fund. This survey is published by Lipper Analytical Services, Inc. ("Lipper"), a firm recognized for its reporting of performance of actively managed funds. According to Lipper, performance data are presented net of investment management fees, operating expenses and, for funds with Rule 12b-1 plans, asset-based sales charges.

The performance results presented below are based on percent changes in net asset values of the Historical Portfolio with dividends and capital gains reinvested. Cumulative rates of return reflect performance over a stated period of time. Annualized rates of return represent the rate of growth that would have produced the corresponding cumulative return had performance been constant over the entire period.

                                                 Annualized Rates of Return
                                              Periods Ended February 28, 1997
----------------------------------------------------------------------------------------------
Portfolio/Benchmark                     1 Year     3 Years    5 Years    10 Years    Inception (2)
                                        ------     -------    -------    --------    ---------
Historical Portfolio(3) ..............   19.72%     11.91%    13.53%     10.50%      10.37%
Lipper High Current Yield
   Mutual Funds Average ..............   13.38       8.47     11.42       9.27        9.57

                                                Cumulative Rates of Return
                                            Periods Ending February 28, 1997
----------------------------------------------------------------------------------------------
Portfolio/Benchmark                     1 Year     3 Years    5 Years    10 Years    Inception (2)
                                        ------     -------    -------    ---------   ---------
Historical Portfolio(3) ..............   19.72%     40.17%     88.59%    171.46%     172.60%
Lipper High Current Yield ............
   Mutual Funds Average ..............   13.38      27.72      71.98     144.71      153.00

---------
(2) January 2, 1987
(3) Based on expense levels assuming net assets of $50,000,000; it is anticipated that estimated Fund expenses would be lower at a higher asset level and higher at a lower asset level, with the annualized and cumulative rates of return being correspondingly higher and lower.


EXPENSES OF THE FUND

In addition to the payments to Alliance under the Advisory Agreement described above, the Fund pays certain other costs, including (i) custody, transfer and dividend disbursing expenses, (ii) fees of the Directors who are not affiliated with Alliance, (iii) legal and auditing expenses, (iv) clerical, accounting and other office costs, (v) costs of printing the Fund's prospectuses and shareholder reports, (vi) costs of maintaining the Fund's existence, (vii) interest charges, taxes, brokerage fees and commissions, (viii) costs of stationery and supplies, (ix) expenses and fees related to registration and filing with the Commission and with state regulatory authorities, and (x) upon the approval of the Board of Directors, costs of personnel of Alliance or its affiliates rendering clerical, accounting and other office services and (xi) such promotional, shareholder servicing and other expenses as may be contemplated by the Distribution Services Agreement, described below.

DISTRIBUTION SERVICES AGREEMENT

Rule 12b-1 adopted by the Commission under the 1940 Act permits an investment company to pay expenses associated with the distribution of its shares in accordance with a duly adopted plan. The Fund has adopted a "Rule 12b-1 plan" (the "Plan") and has entered into a Distribution Services Agreement (the "Agreement") with AFD. Pursuant to the Plan, the Fund pays to AFD for distribution expenses a Rule 12b-1 distribution services fee, which may not exceed an annual rate of .30% of the Fund's aggregate average daily net assets attributable to the Class A shares, 1.00% of the Fund's aggregate average daily net assets attributable to the Class B shares and 1.00% of the Fund's aggregate average daily net assets attributable to the Class C shares. The Plan provides that a portion of the distribution services fee in an amount not to exceed .25% of the aggregate average daily net assets of the Fund attributable to each of Class A, Class B and Class C shares constitutes a service fee used for personal service and/or the maintenance of shareholder accounts.

The Plan provides that AFD will use the distribution services fee received from the Fund in its entirety for payments (i) to compensate broker-dealers or other persons for providing distribution assistance, (ii) to otherwise promote the sale of shares of the Fund, and (iii) to compensate broker-dealers, depository institutions and other financial intermediaries for providing administrative, accounting and other services with respect to the Fund's shareholders. In this regard, some payments under the Plan are used to compensate financial intermediaries with trail or maintenance commissions in an amount equal to .25%, annualized, with respect to Class A shares and Class B shares, and 1.00%, annualized, with respect to Class C shares, of the assets maintained in the Fund by its customers. Distribution services fees received from the Fund with respect to Class A shares will not be used to pay any interest expenses, carrying charges or other financing costs or allocation of overhead of AFD. Distribution services fees received from the Fund with respect to Class B and Class C shares may be used for these purposes. The Plan also provides that Alliance may use its own resources to finance the distribution of the Fund's shares.

The Fund is not obligated under the Plan to pay any distribution services fee in excess of the amounts set forth above. With respect to Class A shares of the Fund, distribution expenses accrued by AFD in one fiscal year may not be paid from distribution services fees received from the Fund in subsequent fiscal years. AFD's compensation with respect to Class B and Class C shares under the Plan is directly tied to the expenses incurred by AFD. Actual distribution expenses for such Class B and Class C shares for any given year, however, will probably exceed the distribution services fees payable under the Plan with respect to the class involved and, in the case of Class B and Class C shares, payments received from CDSCs. The excess will be carried forward by AFD and reimbursed from distribution services fees payable under the Plan with respect to the class involved and, in the case of Class B and Class C Shares, payments subsequently received through CDSCs, so long as the Plan and the Agreement are in effect.

The Plan is in compliance with rules of the National Association of Securities Dealers, Inc. which effectively limit the annual asset-based sales charges and service fees that a mutual fund may pay on a class of shares to .75% and .25%, respectively, of the average annual net assets attributable to that class. The rules also limit the aggregate of all front-end, deferred and asset-based sales charges imposed with respect to a class of shares by a mutual fund that also charges a service fee to 6.25% of cumulative gross sales of shares of that class, plus interest at the prime rate plus 1% per annum.

The Glass-Steagall Act and other applicable laws may limit the ability of a bank or other depository institution to become an underwriter or distributor of securities. However, in the opinion of the Fund's management, based on the advice of counsel, these laws do not prohibit such depository institutions from providing services for investment companies such as the administrative, accounting and other services referred to in the Agreement. In the event that a change in these laws prevented a bank from providing such services, it is expected that other service arrangements would be made and that shareholders would not be adversely affected.


--------------------------------------------------------------------------------
                            DIVIDENDS, DISTRIBUTIONS
--------------------------------------------------------------------------------
                                    AND TAXES
--------------------------------------------------------------------------------


DIVIDENDS AND DISTRIBUTIONS

Dividends on shares of the Fund from the Fund's net investment income, if any, will be declared on each Fund business day. Dividends on shares for Saturdays, Sundays and holidays will be declared on the previous business day. The Fund pays dividends on its shares after the close of business on the twentieth day of each month or, if that day is not a business day, the first business day thereafter. At your election (which you may change at least 30 days prior to the record date for a particular dividend or distribution), dividends and distributions will be paid in cash or reinvested without charge in additional shares of the same class having an aggregate net asset value as of the payment date of the dividend or distribution equal to the cash amount thereof.

If you receive an income dividend or capital gains distribution in cash you may, within 120 days following the date of its payment, reinvest the dividend or distribution in additional shares without charge by returning to Alliance, with appropriate instructions, the check representing such dividend or distribution. Thereafter, unless you otherwise specify, you will be deemed to have elected to reinvest all subsequent dividends and distributions in shares of the Fund.

Cash dividends can be paid by check or, if the shareholder so elects, electronically via the ACH network. There is no sales or other charge in connection with the reinvestment of dividends and capital gains distributions. Dividends paid by the Fund, if any, with respect to Class A, Class B and Class C shares will be calculated in the same manner at the same time on the same day and will be in the same amount, except that the higher distribution services fees applicable to Class B and Class C shares, and any incremental transfer agency costs relating to Class B shares, will be borne exclusively by the class to which they relate.

While it is the intention of the Fund to distribute to its shareholders substantially all of each fiscal year's net income and net realized capital gains, if any, the amount and timing of any such dividend or distribution must necessarily depend upon the realization by the Fund of income and capital gains from investments. There is no fixed dividend rate, and there can be no assurance that the Fund will pay any dividends or realize any capital gains. If you buy shares just before the Fund deducts a distribution from its net asset value, you will pay the full price for the shares and then receive a portion of the price back as a taxable distribution.


FOREIGN INCOME TAXES

Investment income received by the Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. To the extent that the Fund is liable for such foreign income taxes the Fund intends, if possible, to operate so as to meet the requirements of the Code to "pass through" to the Fund's shareholders credits or deductions for foreign income taxes paid, but there can be no assurance that the Fund will be able to do so.


U.S. FEDERAL INCOME TAXES

The Fund intends to qualify to be taxed as a "regulated investment company" under the Code. To the extent that the Fund distributes its taxable income and net capital gain to its shareholders, qualification as a regulated investment company relieves the Fund of federal income and excise taxes on that part of its taxable income, including net capital gains, which it pays out to its shareholders. Dividends out of net ordinary income and distributions of net short-term capital gains are taxable to the recipient shareholders as ordinary income. In the case of corporate shareholders, such dividends may be eligible for the dividends-received deduction, but only to the extent of qualifying dividends received by the Fund.

The excess of net long-term capital gains over the net short-term capital losses realized and distributed by the Fund to its shareholders as capital gains distributions is taxable to the shareholders as long-term capital gains, irrespective of the length of time a shareholder may have held his or her stock. Long-term capital gains distributions are not eligible for the dividends-received deduction referred to above.

Under the current federal tax law the amount of an income dividend or capital gains distribution declared by the Fund during October, November or December of a year to shareholders of record as of a specified date in such a month that is paid during January of the following year is includable in the prior year's taxable income of shareholders that are calendar year taxpayers.

Any dividend or distribution received by a shareholder on shares of the Fund will have the effect of reducing the net asset value of such shares by the amount of such dividend or distribution. Furthermore, a dividend or distribution made shortly after the purchase of such shares by a shareholder, although in effect a return of capital to that particular shareholder, would be taxable to him or her as described above. If a shareholder held shares six months or less and during that period received a distribution taxable to such shareholder as long-term capital gain, any loss realized on the sale of such shares during such six-month period would be a long-term capital loss to the extent of such distribution.

A dividend or capital gains distribution with respect to shares of the Fund held by a tax-deferred or qualified plan, such as an individual retirement account, a section 403(b)(7) retirement plan or corporate pension or profit-sharing plan, will not be taxable to the plan. Distributions from such plans will be taxable to individual participants under applicable tax rules without regard to the character of the income earned by the qualified plan. Distributions by the Fund may be subject to state and local taxes.

The Fund will be required to withhold 31% of any payments made to a shareholder if the shareholder has not provided a certified taxpayer identification number to the Fund, or the Secretary of the Treasury notifies the Fund that a shareholder has not reported all interest and dividend income required to be shown on the shareholder's Federal income tax return.

Under certain circumstances, if the Fund realizes losses from fluctuations in currency exchange rates after paying a dividend, all or a portion of the dividend may subsequently be characterized as a return of capital. See "Dividends, Distributions and Taxes" in the Statement of Additional Information.

Shareholders will be advised annually as to the federal tax status of dividends and capital gains distributions made by the Fund for the preceding year. Shareholders are urged to consult their tax advisers regarding their own tax situations.


--------------------------------------------------------------------------------
                               GENERAL INFORMATION
--------------------------------------------------------------------------------


PORTFOLIO TRANSACTIONS

Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc., and subject to seeking best price and execution, the Fund may consider sales of its shares as a factor in the selection of dealers to enter into portfolio transactions with the Fund.


ORGANIZATION

The Fund is a Maryland corporation organized on December 19, 1996. It is anticipated that annual shareholder meetings will not be held; shareholder meetings will be held only when required by Federal or state law. Shareholders have available certain procedures for the removal of directors.

A shareholder in the Fund will be entitled to share pro rata with other holders of the same class of shares all dividends and distributions arising from the Fund's assets and, upon redeeming shares, will receive the then current net asset value of the Fund represented by the redeemed shares less any applicable CDSC. The Fund is empowered to establish, without shareholder approval, additional portfolios, which may have different investment objectives, and additional classes of shares. If an additional portfolio or class were established in the Fund, each share of the portfolio or class would normally be entitled to one vote for all purposes. Generally, shares of each portfolio and class would vote as a single series or class on matters, such as the election of Directors, that affect each portfolio and class in substantially the same manner. Class A, Class B ,Class C and Advisor Class shares have identical voting, dividend, liquidation and other rights, except that each class bears its own transfer agency expenses, each of Class A, Class B and Class C shares bears its own distribution expenses and Class B shares and Advisor Class shares convert to Class A shares under certain circumstances. Each class of shares votes separately with respect to the Fund's Rule 12b-1 distribution plan and other matters for which separate class voting is appropriate under applicable law. Shares are freely transferable, are entitled to dividends as determined by the Directors and, in liquidation of the Fund, are entitled to receive the net assets of the Fund. Certain additional matters relating to the Fund's organization are discussed in its Statement of Additional Information.


REGISTRAR, TRANSFER AGENT AND
DIVIDEND-DISBURSING AGENT

AFS, an indirect wholly-owned subsidiary of Alliance, located at 500 Plaza Drive, Secaucus, New Jersey 07094, acts as the Fund's registrar, transfer agent and dividend-disbursing agent for a fee based upon the number of shareholder accounts maintained for the Fund. The transfer agency fee with respect to Class B shares will be higher than the transfer agency fee with respect to Class A shares or Class C shares.


PRINCIPAL UNDERWRITER

AFD, an indirect wholly-owned subsidiary of Alliance, located at 1345 Avenue of The Americas, New York, New York 10105, is the Principal Underwriter of shares of the Fund.


PERFORMANCE INFORMATION

From time to time, the Fund advertises its "total return", which is computed separately for Class A, Class B and Class C shares. Such advertisements disclose the Fund's average annual compounded total return for the periods prescribed by the Commission. The Fund's total return for each such period is computed by finding, through the use of a formula prescribed by the Commission, the average annual compounded rate of return over the period that would equate an assumed initial amount invested to the value of the investment at the end of the period. For purposes of computing total return, income dividends and capital gains distributions paid on shares of the Fund are assumed to have been reinvested when paid and the maximum sales charges applicable to purchases and redemptions of Fund shares are assumed to have been paid. The Fund's advertisements may quote performance rankings or ratings of the Fund by financial publications or independent organizations such as Lipper and Morningstar, Inc. or compare the Fund's performance to various indices.


ADDITIONAL INFORMATION

This Prospectus and the Statement of Additional Information, which is incorporated by reference herein, do not contain all the information set forth in the Registration Statement filed by the Fund with the Commission under the Securities Act. Copies of the Registration Statement may be obtained at a reasonable charge from the Commission or may be examined, without charge, at the offices of the Commission in Washington, D.C.

--------------------------------------------------------------------------------
                            APPENDIX A: BOND RATINGS
--------------------------------------------------------------------------------

MOODY'S INVESTORS SERVICE, INC.

Aaa--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various # protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa--Bonds which are rated Aa are judged to be of high quality by all standards.
   Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa--Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payment and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba--Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa--Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca--Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C--Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Absence of Rating--When no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

Should no rating be assigned, the reason may be one of the following:

     1.   An application for rating was not received or accepted.

     2. The issue or issuer belongs to a group of securities or companies that are not rated as a matter of policy.

     3.   There is a lack of essential data pertaining to the issue or issuer.

     4. The issue was privately placed, in which case the rating is not published in Moody's publications.

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

Note--Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.


STANDARD & POOR'S RATINGS SERVICES

AAA--Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB,B, CCC, CC, C--Debt rated BB, B, CCC, CC and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and CCC the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

CI--The rating CI is reserved for income bonds on which no interest is being paid.

D--Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Plus (+) or Minus (-)--The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR--Not rated.


DUFF & PHELPS CREDIT RATING CO.

AAA--Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

AA+,AA, AA---High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

A+,A, A---Protection factors are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

BBB+, BBB, BBB---Below average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.

BB+, BB, BB---Below investment grade but deemed likely to meet obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions or company fortunes. Overall quality may move up or down frequently within this category.

B+,B, B---Below investment grade and possessing risk that obligations will not be met when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade.

CCC--Well below investment grade securities. Considerable uncertainty exists as to timely payment of principal or interest. Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.

DD--Defaulted debt obligations. Issuer failed to meet scheduled principal and/or interest payments.


FITCH INVESTORS SERVICE, L.P.

AAA--Bonds considered to be investment grade and of the highest credit quality.
   The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB--Bonds considered to be investment grade and of satisfactory credit quality.
   The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB--Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B--Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC--Bonds have certain identifiable characteristics which, if not remedied, may lead to default.

The ability to meet obligations requires an advantageous business and economic environment.

CC--Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C--Bonds are in imminent default in payment of interest or principal.

DDD, DD, D--Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. DDD represents the highest potential for recovery on these bonds, and D represents the lowest potential for recovery.

Plus (+) Minus (-)--Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the AAA, DDD, DD or D categories.

NR--Indicates that Fitch does not rate the specific issue.

                            SUBSCRIPTION APPLICATION
--------------------------------------------------------------------------------

                            ALLIANCE HIGH YIELD FUND

               (see instructions at the front of the application)



--------------------------------------------------------------------------------
                   1. YOUR ACCOUNT REGISTRATION (Please Print)
--------------------------------------------------------------------------------

|_|  INDIVIDUAL OR JOINT ACCOUNT

     |_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|
     Owner's Name (First Name)                (MI)          (Last Name)

     |_|_|_|-|_|_|-|_|_|_|_|
     Social Security Number (Required to open account)

     |_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|
     Joint Owner's Name* (First Name)         (MI)          (Last Name)

     *Joint Tenants with right of survivorship unless Alliance Fund Services is informed otherwise.


|_|  GIFT/TRANSFER TO A MINOR

     |_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|
     Custodian - One Name Only (First Name)   (MI)          (Last Name)

     |_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|
     Minor (First Name)                       (MI)          (Last Name)

     |_|_|_|-|_|_|-|_|_|_|_|
     Minor's Social Security Number (Required to open account)

     Under the State of __________ (Minor's Residence) Uniform Gifts/Transfer to Minor's Act


|_|  TRUST ACCOUNT

     |_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|
     Name of Trustee

     |_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|
     Name of Trust

     |_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|
     Name of Trust (cont'd)

     |_|_|_|_|_|_|_|_|_|_|_|_|_|_|      |_|_|_|_|_|_|_|_|_|
     Trust Dated                        Tax ID or Social Security Number
                                        (Required to open account)

|_|  OTHER

     |_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|
     Name of Corporation, Partnership, Investment Only Retirement Plan, or other Entity

     |_|_|_|_|_|_|_|_|_|     |_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|
     Tax ID Number           Trustee Name (Retirement Plans Only)

--------------------------------------------------------------------------------
                                 2. YOUR ADDRESS
--------------------------------------------------------------------------------

     |_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|
     Street

     |_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|
     City                              State                   Zip Code

     |_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|
     If Non-U.S., Specify Country

     |_|_|_|-|_|_|_|-|_|_|_|_|          |_|_|_|-|_|_|_|-|_|_|_|_|
     Daytime Phone                      Evening Phone

     I am a:  |_| U.S. Citizen  |_| Non-Resident Alien  |_| Resident Alien
     |_| Other

               ---------------------------------------------------



                             For Alliance Use Only



               ---------------------------------------------------

--------------------------------------------------------------------------------
                           3. YOUR INITIAL INVESTMENT
--------------------------------------------------------------------------------

The minimum investment is $250. The maximum investment in Class B is $250,000; Class C is $10,000,000.


I hereby subscribe for shares of the following Alliance Stock Fund(s) and elect distribution options as indicated.

DIVIDEND AND CAPITAL GAIN DISTRIBUTION OPTIONS:   R    REINVEST DISTRIBUTIONS
                                                       into my fund account.
--------------------------
  BROKER/DEALER USE ONLY                          C    SEND MY DISTRIBUTIONS IN
      WIRE CONFIRM #                                   CASH to the address I
--------------------------                             have provided in Section
                                                       2. (Complete Section 4D
--------------------------                             for direct deposit to
                                                       your bank account.
                                                       Complete Section 4E for
                                                       payment to a third
                                                       party).

                                                  D    DIRECT MY DISTRIBUTIONS
                                                       TO ANOTHER ALLIANCE FUND.
                                                       Complete the appropriate
                                                       portion of Section 4A to
                                                       direct your distributions
                                                       (dividends and capital
                                                       gains) to another
                                                       Alliance Fund (the $250
                                                       minimum investment
                                                       requirement applies to
                                                       Funds into which
                                                       distributions are
                                                       directed).

--------------------------------------------------------------------------------
MAKE ALL CHECKS PAYABLE TO:        CLASS OF SHARES
  ALLIANCE FUND SERVICES    ------------------------------     DISTRIBUTIONS
                                      CONTINGENT  ASSET-         OPTIONS
                             INITIAL   DEFERRED   BASED          *CIRCLE*
                             SALES      SALES     SALES    ---------------------
                             CHARGE     CHARGE    CHARGE                CAPITAL
    ALLIANCE FUND NAME          A          B         C     DIVIDENDS     GAINS
--------------------------------------------------------------------------------
Alliance High Yield Fund                                    R  C  D     R  C  D
--------------------------------------------------------------------------------
                                                            R  C  D     R  C  D
--------------------------------------------------------------------------------
                                                            R  C  D     R  C  D
--------------------------------------------------------------------------------
                                                            R  C  D     R  C  D
--------------------------------------------------------------------------------
                                                            R  C  D     R  C  D
--------------------------------------------------------------------------------
     TOTAL INVESTMENT         $         $         $
==========================================================

MY SOCIAL SECURITY (TAX IDENTIFICATION) NUMBER IS:     |_|_|_|_|_|_|_|_|_|

--------------------------------------------------------------------------------
                           4. YOUR SHAREHOLDER OPTIONS
--------------------------------------------------------------------------------

---------------------------------------
  A. AUTOMATIC INVESTMENT PLANS (AIP)
---------------------------------------

|_|  WITHDRAW FROM MY BANK ACCOUNT

I authorize Alliance to draw on my bank account for investment in my fund account(s) as indicated below (Complete Section 4D also for the bank account you wish to use).


                         Monthly Dollar Amount         Day of Withdrawal*
Fund Name                ($25 minimum)                 (1st thru 31st)          Circle "all" or applicable months

                                                                                All    J F M A M J J A S O N D
-----------------------  ----------------------------  -----------------------  -----------------------------------
                                                                                All    J F M A M J J A S O N D
-----------------------  ----------------------------  -----------------------  -----------------------------------
                                                                                All    J F M A M J J A S O N D
-----------------------  ----------------------------  -----------------------  -----------------------------------
                                                                                All    J F M A M J J A S O N D
-----------------------  ----------------------------  -----------------------  -----------------------------------

Your bank must be a member of the National Automated Clearing House Association (NACHA).


|_|  DIRECT MY DISTRIBUTIONS

As indicated in Section 3, I would like my dividends and/or capital gains directed to another Alliance fund within the same class of shares.

                         "From" Fund Account #
"From" Fund Name         (if existing)                 "To" Fund Name           "To" Fund Account # (if existing)

                                                                                |_| New
                                                                                |_| Existing
-----------------------  ----------------------------  -----------------------  -----------------------------------
                                                                                |_| New
                                                                                |_| Existing
-----------------------  ----------------------------  -----------------------  -----------------------------------
                                                                                |_| New
                                                                                |_| Existing
-----------------------  ----------------------------  -----------------------  -----------------------------------
                                                                                |_| New
                                                                                |_| Existing
-----------------------  ----------------------------  -----------------------  -----------------------------------


|_|  EXCHANGE SHARES MONTHLY

I authorize Alliance to transact monthly exchanges between my fund accounts as listed below within the same class of shares.

                    "From" Fund Account #    Dollar Amount       Day of Exchange**                       "To" Fund Account #
"From" Fund Name    (if existing)            ($25 minimum)       (1st thru 31st)     "To" Fund Name      (if existing)
                                                                                                         |_| New
                                                                                                         |_| Existing
------------------  -----------------------  ------------------  ------------------  ------------------  --------------------
                                                                                                         |_| New
                                                                                                         |_| Existing
------------------  -----------------------  ------------------  ------------------  ------------------  --------------------
                                                                                                         |_| New
                                                                                                         |_| Existing
------------------  -----------------------  ------------------  ------------------  ------------------  --------------------
                                                                                                         |_| New
                                                                                                         |_| Existing
------------------  -----------------------  ------------------  ------------------  ------------------  --------------------

** Shares exchanged will be redeemed at the net asset value on the "Day of Exchange" (If the "Day of Exchange" is not a fund business day, the exchange transaction will be processed on the next fund business day). The exchange privilege is not available if stock certificates have been issued.


-----------------------------------------
  B.  SYSTEMATIC WITHDRAWAL PLANS (SWP)
-----------------------------------------

In order to establish a SWP, you must reinvest all dividends and capital gains and own or purchase shares of the Fund having a current net asset value of at least:

o $10,000 for monthly payments,    o $5,000 for bi-monthly payments,
o $4,000 for quarterly or less frequent payments

Your bank must be a member of the National Automated Clearing House Association (NACHA) in order for you to receive SWP proceeds directly into your checking account.

|_| I authorize Alliance to transact periodic redemptions from my fund account and send the proceeds to me as indicated below.

Fund Name and Class of Shares                        Dollar Amount ($50 minimum)     Circle "all" or applicable months
                                                                                     All    J F M A M J J A S O N D
---------------------------------------------------  ------------------------------  -----------------------------------
                                                                                     All    J F M A M J J A S O N D
---------------------------------------------------  ------------------------------  -----------------------------------
                                                                                     All    J F M A M J J A S O N D
---------------------------------------------------  ------------------------------  -----------------------------------
                                                                                     All    J F M A M J J A S O N D
---------------------------------------------------  ------------------------------  -----------------------------------

PLEASE SEND MY SWP PROCEEDS TO:

     |_|  MY CHECKING ACCOUNT (via EFT) -

                                                               (1st-31st)
     I would like to have these payments occur on or about the |        | of the
     months circled above. (Complete Section 4D).

     |_|  MY ADDRESS OF RECORD (via CHECK)

     |_|  THE PAYEE AND ADDRESS SPECIFIED IN SECTION 4E (via CHECK)

-----------------------------------------
  C.  PURCHASES AND REDEMPTIONS VIA EFT
-----------------------------------------

You can call our toll-free number 1-800-221-5672 and instruct Alliance Fund Services, Inc. in a recorded conversation to purchase, redeem or exchange shares for your account. Purchase and redemption requests will be processed via electronic funds transfer (EFT) to and from your bank account.

Instructions:  o    Review the information in the Prospectus about telephone
                    transaction services.

               o If you select the telephone purchase or redemption privilege, you must write "VOID" across the face of a check from the bank account you wish to use and attach it to
                    Section 4D of this application.

PURCHASES AND REDEMPTIONS VIA EFT

|_| I hereby authorize Alliance Fund Services, Inc. to effect the purchase and/or redemption of Fund shares for my account according to my telephone instructions or telephone instructions from my Broker/Agent, and to withdraw money or credit money for such shares via EFT from the bank account I have selected.

     In the case of shares purchased by check or EFT, redemption proceeds may not be made available until the Fund is reasonably assured that the check has cleared, normally 15 calendar days after the purchase date.

------------------------
  D.  BANK INFORMATION
------------------------

This bank account information will be used for:

|_|  Distributions (Section 3)               |_|  Automatic Investments
                                                  (Section 4A)

|_|  Systematic Withdrawals (Section 4B)     |_|  Telephone Transactions
                                                  (Section 4C)

Please attach a voided check:

--------------------------------------------------------------------------------



                       Tape Preprinted Voided Check Here.
                 We Cannot Establish These Services Without it.



--------------------------------------------------------------------------------

Your bank must be a member of the National Automated Clearing House Association (NACHA) in order to have EFT transactions processed to your fund account.

For EFT transactions, the fund requires signatures of bank account owners exactly as they appear on bank records.

-----------------------------------
  E.  THIRD PARTY PAYMENT DETAILS
-----------------------------------

This third party payee information will be used for:

|_| Distributions (Section 3)            |_| Systematic Withdrawals (Section 4B)

     |_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|
     Name

     |_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|
     Address - Line 1

     |_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|
     Address - Line 2

     |_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|
     Address - Line 3

-------------------------------------
  F. REDUCED CHARGES (CLASS A ONLY)
-------------------------------------

If you, your spouse or minor children own shares in other Alliance Funds, you may be eligible for a reduced sales charge. Please complete the Right of Accumulation section or the Statement of Intent section.

A. RIGHT OF ACCUMULATION

|_| Please link the tax identification numbers or account numbers listed below for Right of Accumulation privileges, so that this and future purchases will receive any discount for which they are eligible.

B. STATEMENT OF INTENT

|_| I want to reduce my sales charge by agreeing to invest the following amount over a 13-month period:

|_| $100,000        |_| $250,000        |_| $500,000         |_| $1,000,000

     If the full amount indicated is not purchased within 13 months, I understand that an additional sales charge must be paid from my account.


----------------------------  ----------------------------  --------------------
Tax ID or Account #           Tax ID or Account #           Tax ID or Account #

--------------------------------------------------------------------------------
           5. SHAREHOLDER AUTHORIZATION This section MUST be completed
--------------------------------------------------------------------------------

TELEPHONE EXCHANGES AND REDEMPTIONS BY CHECK

Unless I have checked one or both boxes below, these privileges will automatically apply, and by signing this application, I hereby authorize Alliance Fund Services, Inc. to act on my telephone instructions, or on telephone instructions from any person representing himself to be an authorized employee of an investment dealer or agent requesting a redemption or exchange on my behalf. (NOTE: Telephone exchanges may only be processed between accounts that have identical registrations.) Telephone redemption checks will only be mailed to the name and address of record; and the address must have no change within the last 30 days. The maximum telephone redemption amount is $50,000. This service can be enacted once every 30 days.

|_|  I do not elect the telephone exchange service.

|_|  I do not elect the telephone redemption by check service.

I CERTIFY UNDER PENALTY OF PERJURY THAT THE NUMBER SHOWN IN SECTION 1 OF THIS FORM IS MY CORRECT TAX IDENTIFICATION NUMBER OR SOCIAL SECURITY NUMBER AND THAT I HAVE NOT BEEN NOTIFIED THAT THIS ACCOUNT IS SUBJECT TO BACKUP WITHHOLDING.

By selecting any of the above telephone privileges, I agree that neither the Fund nor Alliance, Alliance Fund Distributors, Inc., Alliance Fund Services, Inc. or other Fund Agent will be liable for any loss, injury, damage or expense as a result of acting upon telephone instructions purporting to be on my behalf, that the Fund reasonably believes to be genuine, and that neither the Fund nor any such party will be responsible for the authenticity of such telephone instructions. I understand that any or all of these privileges may be discontinued by me or the Fund at any time. I understand and agree that the Fund reserves the right to refuse any telephone instructions and that my investment dealer or agent reserves the right to refuse to issue any telephone instructions I may request.

For non-residents only: Under penalties of perjury, I certify that to the best of my knowledge and belief, I qualify as a foreign person as indicated in
Section 2.

I am of legal age and capacity and have received and read the Prospectus and agree to its terms.

THE INTERNAL REVENUE SERVICE DOES NOT REQUIRE YOUR CONSENT TO ANY PROVISION OF THIS DOCUMENT OTHER THAN THE CERTIFICATION REQUIRED TO AVOID BACK-UP WITHHOLDING.

--------------------------------  ----------------------------
Signature                         Date

--------------------------------  ----------------------------  ----------------
Signature                         Date                          Acceptance Date


--------------------------------------------------------------------------------
         DEALER/AGENT AUTHORIZATION For selected Dealers or Agents ONLY.
--------------------------------------------------------------------------------

We hereby authorize Alliance Fund Services, Inc. to act as our agent in connection with transactions under this authorization form; and we guarantee the signature(s) set forth in Section 5, as well as the legal capacity of the shareholder.

-------------------------------------------  -----------------------------------
Dealer/Agent Firm                            Authorized Signature

-------------------------------------------  --------------  -------------------
Representative First Name                    MI              Last Name

--------------------------------------------------------------------------------
Representative Number

--------------------------------------------------------------------------------
Branch Office Address

--------------------------------------------------------------------------------
City                            State                         Zip Code

                                (        )
--------------------------------------------------------------------------------
Branch Number                   Branch Phone

                        ALLIANCE SUBSCRIPTION APPLICATION
--------------------------------------------------------------------------------

                           ALLIANCE HIGH YIELD FUND


--------------------------------------------------------------------------------
                          INFORMATION AND INSTRUCTIONS
--------------------------------------------------------------------------------

TO OPEN YOUR NEW ALLIANCE ACCOUNT...

Please complete the application and mail it to:
     ALLIANCE FUND SERVICES, INC.
     P.O. BOX 1520
     Secaucus, New Jersey 07096-1520

For certified or overnight deliveries, send to:
     ALLIANCE FUND SERVICES, INC.
     500 PLAZA DRIVE
     SECAUCUS, NEW JERSEY 07094


-----------
 SECTION 1   YOUR ACCOUNT REGISTRATION (REQUIRED)
-----------

Complete one of the available choices. To ensure proper tax reporting to the
IRS:

     --   Individuals, Joint Tenants and Gift/Transfer to a Minor:

          o Indicate your name(s) exactly as it appears on your social security card.

     --   Trust/Other:

          o Indicate the name of the entity exactly as it appeared on the notice you received from the IRS when your Employer Identification number was assigned.

-----------
 SECTION 2   YOUR ADDRESS (REQUIRED)
-----------
Complete in full.

-----------
 SECTION 3   YOUR INITIAL INVESTMENT (REQUIRED)
-----------

1) Write the dollar amount of your initial purchase in the column corresponding to the class of shares you have chosen (If you are eligible for a reduced sales charge, you must also complete Section 4F) 2) Circle a distribution option for your dividends 3) Circle a distribution option for your capital gains. All distributions (dividends and capital gains) will be reinvested into your fund account unless you direct otherwise. If you want distributions sent directly to your bank account, then you must complete Section 4D and attach a voided check for that account. If you want your distributions sent to a third party you must complete Section 4E.

-----------
 SECTION 4   YOUR SHAREHOLDER OPTIONS (COMPLETE ONLY THOSE OPTIONS YOU WANT)
-----------

A. AUTOMATIC INVESTMENT PLANS (AIP) - You can make periodic investments into any of your Alliance Funds in one of three ways. First, by a periodic withdrawal ($25 minimum) directly from your bank account and invested into an Alliance Fund. Second, you can direct your distributions (dividends and capital gains) from one Alliance Fund into another Fund. Or third, you can automatically exchange monthly ($25 minimum) shares of one Alliance Fund for shares of another Fund. To elect one of these options, complete the appropriate portion of Section 4A.

B. SYSTEMATIC WITHDRAWAL PLANS (SWP) - Complete this option if you wish to periodically redeem dollars from one of your fund accounts. Payments can be made via Electronic Funds Transfer (EFT) to your bank account or by check.

C. TELEPHONE TRANSACTIONS VIA EFT - Complete this option if you would like to be able to transact via telephone between your fund account and your bank account.

D. BANK INFORMATION - If you have elected any options that involve transactions between your bank account and your fund account or have elected cash distribution options and would like the payments sent to your bank account, please tape a voided check of the account you wish to use to this section of the application.

E. THIRD PARTY PAYMENT DETAILS - If you have chosen cash distributions and/or a Systematic Withdrawal Plan and would like the payments sent to a person and/or address other than those provided in section 1 or 2, complete this option.

F. REDUCED CHARGES (CLASS A ONLY) - Complete if you would like to link fund accounts that have combined balances that might exceed $100,000 so that future purchases will receive discounts. Complete if you intend to purchase over $100,000 within 13 months.

-----------
 SECTION 5   SHAREHOLDER AUTHORIZATION (REQUIRED)
-----------

All owners must sign. If it is a custodial, corporate, or trust account, the custodian, an authorized officer, or the trustee respectively must sign.

IF WE CAN ASSIST YOU IN ANY WAY, PLEASE DO NOT HESITATE TO CALL US AT:
(800) 221-5672.

                                    ALLIANCE
--------------------------------------------------------------------------------
                                   HIGH YIELD
--------------------------------------------------------------------------------
                                      FUND
--------------------------------------------------------------------------------



                        c/o Alliance Fund Services, Inc.
                 P.O. Box 1520, Secaucus, New Jersey 07096-1520
                            Toll Free (800) 221-5672
                    For Literature: Toll Free (800) 227-4618



                           Prospectus and Application
                                 (Advisor Class)

                                 April 15, 1997

Table of Contents                                                           Page

The Fund at a Glance ......................................................   2
Expense Information .......................................................   3
Glossary ..................................................................   4
Description of the Fund ...................................................   5
   Investment Objective ...................................................   5
   Investment Policies ....................................................   5
   Additional Investment Practices ........................................   5
   Certain Risk Considerations ............................................  11
Purchase and Sale of Shares ...............................................  13
Management of the Fund ....................................................  15
Dividends, Distributions and Taxes ........................................  16
Conversion Feature ........................................................  17
General Information .......................................................  18


                                     Adviser
                        Alliance Capital Management L.P.
                           1345 Avenue Of The Americas
                            New York, New York 10105



Alliance High Yield Fund, Inc. (the "Fund") seeks high total return by maximizing current income and, to the extent consistent with that objective, capital appreciation. The Fund will pursue this objective by investing primarily in a diversified mix of high yield, below investment grade fixed-income securities involving greater volatility of price and risk of loss of principal and income than higher quality fixed income securities.

The Fund is a diversified open-end management investment company. This Prospectus sets forth concisely the information that a prospective investor should know about the Fund before investing. A "Statement of Additional Information" for the Fund dated April 15, 1997, which provides further information regarding certain matters discussed in this Prospectus and other matters which may be of interest to some investors, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. For a free copy, call or write Alliance Fund Services, Inc. at the indicated address or call the "For Literature" telephone number shown above.

This Prospectus offers the Advisor Class shares of the Fund, which may be purchased at net asset value without any initial or contingent deferred sales charges and without ongoing distribution expenses. Advisor Class shares are offered solely to (i) investors participating in fee-based programs meeting certain standards established by Alliance Fund Distributors, Inc., the Fund's principal underwriter, (ii) participants in self-directed defined contribution employee benefit plans (e.g., 401(k) plans) that meet certain minimum standards and (iii) certain other categories of investors described in the Prospectus, including investment advisory clients of, and certain other persons associated with, Alliance Capital Management L.P. and its affiliates or the Fund. See "Purchase and Sale of Shares."

An investment in these securities is not a deposit or obligation of, or guaranteed or endorsed by, any bank and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency.

Investors are advised to read this Prospectus carefully and to retain it for future reference.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                                                            [LOGO] Alliance/(R)/
                                            Investing without the Mystery./(SM)/

(SM) These are registered marks used under license from the owner, Alliance Capital Management L.P.

The Fund At A Glance

The following summary is qualified in its entirety by the more detailed information contained in this Prospectus.


The Fund's Investment Adviser Is . . .

Alliance Capital Management L.P. ("Alliance"), a global investment adviser providing diversified services to institutions and individuals through a broad line of investments including more than 100 mutual funds. Since 1971, Alliance has earned a reputation as a leader in the investment world with over $186 billion in assets under management as of December 31, 1996. Alliance provides investment management services to employee benefit plans for 34 of the FORTUNE 100 companies.


The Fund

Seeks . . . high total return by maximizing current income and, to the extent consistent with that objective, capital appreciation.

Invests principally in . . . high yield, below investment grade fixed-income securities.


A Word About Risk . . .

The price of the Fund's shares will fluctuate as the daily prices of the individual bonds in which it invests fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. Price fluctuations may be caused by changes in the general level of interest rates or changes in bond credit quality ratings. Changes in interest rates have a greater effect on bonds with longer maturities than those with shorter maturities. The Fund invests in high-yield, high-risk bonds that are rated below investment grade and are considered to have predominantly speculative characteristics. The prices of non-U.S. dollar denominated bonds also fluctuate with changes in foreign exchange rates. Because the Fund invests a portion of its assets in non-U.S. securities an investment in the Fund involves risks not associated with Funds that invest primarily in securities of U.S. issuers. While the Fund invests principally in fixed-income securities, in order to achieve its investment objectives, the Fund may at times use certain types of derivative instruments, such as options, futures and forwards. These instruments involve risks different from, and, in certain cases, greater than, the risks presented by more traditional investments. These risks are fully discussed in this Prospectus. See "Description of the Fund--Additional Investment Practices" and "--Certain Risk Considerations."


Getting Started. . .

Shares of the Fund are available through your financial representative. The Fund offers multiple classes of shares, of which only the Advisor Class is offered by this Prospectus. Advisor Class shares may be purchased at net asset value without any initial or contingent deferred sales charges and are not subject to ongoing distribution expenses. Advisor Class shares may be purchased and held solely (i) through accounts established under a fee-based program, sponsored and maintained by a registered broker-dealer or other financial intermediary and approved by Alliance Fund Distributors, Inc. ("AFD"), the Fund's principal underwriter, (ii) through a self-directed defined contribution employee benefit plan (e.g., a 401(k) plan) that has at least 1,000 participants or $25 million in assets, (iii) by investment advisory clients of, and certain other persons associated with, Alliance and its affiliates or the Fund and (iv) through registered investment advisers or other financial intermediaries who charge a management, consulting or other fee for their service and who purchase shares through a broker or agent approved by AFD and clients of such registered investment advisers or financial intermediaries whose accounts are linked to the master account of such investment adviser or financial intermediary on the books of such approved broker or agent. A shareholder's Advisor Class shares will automatically convert to Class A shares of the Fund under certain circumstances. See "Conversion Feature--Conversion to Class A Shares." Generally, a fee-based program must charge an asset-based or other similar fee and must invest at least $250,000 in Advisor Class shares of the Fund in order to be approved by AFD for investment in Advisor Class shares. For more detailed information about who may purchase and hold Advisor Class shares see the Statement of Additional Information. Fee-based and other programs through which Advisor Class shares may be purchased may impose different requirements with respect to investment in Advisor Class shares than described above. For detailed information about purchasing and selling shares, see "Purchase and Sale of Shares."


                                                            [LOGO] Alliance/(R)/
                                            Investing without the Mystery./(SM)/

(R) These are registered marks used under license from the owner, Alliance Capital Management L.P.

-------------------------------------------------------------------------------
                               EXPENSE INFORMATION
-------------------------------------------------------------------------------

Shareholder Transaction Expenses are one of several factors to consider when you invest in the Fund. The following table summarizes your maximum transaction costs from investing in the Advisor Class shares of the Fund and estimated annual expenses for Advisor Class shares of the Fund. For the Fund, the "Example" following the table below shows the cumulative expenses attributable to a hypothetical $1,000 investment in Advisor Class shares for the periods specified.

                                                                   Advisor
                                                                Class Shares
                                                                ------------

Maximum sales charge imposed on
   purchases (as a percentage of offering price) ............        None
Sales charge imposed on dividend reinvestments ..............        None
Deferred sales charge .......................................        None
Exchange fee ................................................        None

-------------------------------------------------------------------------------


Operating Expenses                                              Advisor Class
                                                                -------------
Management fees .............................................       .75%
12b-1 fees ..................................................       None
Other expenses (a) ..........................................       .88%
                                                                   ----
Total fund operating expenses (b) ...........................      1.63%
                                                                   ====


Example                                                         Advisor Class
                                                                -------------
After 1 year ................................................      $ 17
After 3 years ...............................................      $ 51


--------------------------------------------------------------------------------

(a) These expenses include a transfer agency fee payable to Alliance Fund Services, Inc., an affiliate of Alliance, based on a fixed dollar amount charged to the Fund for each shareholder's account.
(b) The expense information does not reflect any charges or expenses imposed by your financial representative or your employee benefit plan.

The purpose of the foregoing table is to assist the investor in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. The Example set forth above assumes reinvestment of all dividends and distributions and utilizes a 5% annual rate of return as mandated by Commission regulations. "Other Expenses" are based on estimated amounts for the Fund's current fiscal year. The Example should not be considered representative of past or future expenses; actual expenses may be greater or less than those shown.

--------------------------------------------------------------------------------
                                    GLOSSARY
--------------------------------------------------------------------------------


The following terms are used in this Prospectus. Many of these terms are explained in greater detail under "Description of the Fund---Additional Investment Practices."

Bonds are fixed, floating and variable rate debt obligations.

Debt Securities are bonds, debentures, notes, bills and repurchase agreements.

Fixed-Income Securities are debt securities, convertible securities and preferred stocks and include floating rate and variable rate instruments. Fixed-income securities may be rated (or if unrated, for purposes of the Fund's investment policies may be determined by Alliance to be of equivalent quality to those rated) Triple-A (Aaa or AAA), High Quality (Aa or AA or above), High Grade (A or above) or Investment Grade (Baa or BBB or above) by, as the case may be, Moody's, S&P, Duff & Phelps or Fitch, or may be lower-rated securities, as defined below. In the case of "split-rated" fixed-income securities (i.e., securities assigned non-equivalent credit quality ratings, such as Baa by Moody's but BB by S&P, or, to take another example, Ba by Moody's and BB by S&P but B by Fitch), the Fund will use the rating deemed by Alliance to be the most appropriate under the circumstances.

Lower-Rated Securities are fixed-income securities rated Ba or BB or below, or determined by Alliance to be of equivalent quality, and are commonly referred to as "junk bonds."

Equity Securities are common and preferred stocks, securities convertible into common and preferred stocks, and rights and warrants to subscribe for the purchase of common and preferred stocks.

Convertible Securities are bonds, debentures, corporate notes and preferred stocks that are convertible into common and preferred stock.

U.S. Government Securities are securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. These securities include securities backed by the full faith and credit of the United States, those supported by the right of the issuer to borrow from the U.S. Treasury and those backed only by the credit of the issuing agency itself. The first category includes U.S. Treasury Securities (which are U.S. Treasury bills, notes and bonds) and certificates issued by GNMA (see below). U.S. Government securities not backed by the full faith and credit of the United States include certificates issued by FNMA and FHLMC (see below).

Mortgage-Related Securities are pools of mortgage loans that are assembled for sale to investors (such as mutual funds) by various governmental, government-related and private organizations. These securities include:

     ARMS, which are adjustable-rate mortgage securities;

     SMRS, which are stripped mortgage-related securities;

     CMOS, which are collateralized mortgage obligations;

     GNMA CERTIFICATES, which are securities issued by the Government National Mortgage Association;

     FNMA CERTIFICATES, which are securities issued by the Federal National Mortgage Association; and

     FHLMC CERTIFICATES, which are securities issued by the Federal Home Loan Mortgage Corporation.

NRSRO is a nationally recognized securities rating organization.

Moody's is Moody's Investors Service, Inc.

S&P is Standard & Poor's Ratings Group.

Duff & Phelps is Duff & Phelps Credit Rating Co.

Fitch is Fitch Investors Service, L.P.

Rule 144A Securities are securities that may be resold pursuant to Rule 144A under the Securities Act of 1933, as amended (the "Securities Act").

1940 Act is the Investment Company Act of 1940, as amended.

Code is the Internal Revenue Code of 1986, as amended.

Commission is the Securities and Exchange Commission.

Exchange is the New York Stock Exchange, Inc.

--------------------------------------------------------------------------------
                             DESCRIPTION OF THE FUND
--------------------------------------------------------------------------------

The Fund is a diversified management investment company. The Fund's investment objective is "fundamental" and cannot be changed without a shareholder vote. Except as otherwise noted, the Fund's investment policies are not fundamental and thus can be changed without a shareholder vote. The Fund will not change these policies without notifying its shareholders. There is no guarantee that the Fund will achieve its investment objective.


INVESTMENT OBJECTIVE

The Fund's fundamental investment objective is to achieve high total return by maximizing current income and, to the extent consistent with that objective, capital appreciation. The Fund will pursue this objective by investing primarily in a diversified mix of high yield, below investment grade fixed-income securities involving greater volatility of price and risk of principal and income than higher quality fixed-income securities. The below investment grade debt securities in which the Fund may invest are known as "junk bonds."


INVESTMENT POLICIES

The Fund attempts to achieve its objective by investing primarily in a diversified mix of high yield, below investment grade fixed-income securities involving greater volatility of price and risk of principal and income than higher fixed-income securities. The Fund will be managed to maximize current income by taking advantage of market developments, yield disparities and variations in the creditworthiness of issuers. The Fund will use various strategies in attempting to achieve its objective.


Under normal circumstances, at least 65% of the Fund's total assets will be invested in high yield fixed-income securities rated below investment grade by two or more NRSROs (i.e., rated lower than Baa by Moody's or lower than BBB by S&P) or unrated but deemed by Alliance to be equivalent to such lower-rated securities. The Fund will not, however, invest more than 10% of its total assets in (i) fixed-income securities which are rated lower than B3 or B-or their equivalents by two or more NRSROs or if unrated are of equivalent quality as determined by Alliance, and (ii) money market instruments of any entity which has an outstanding issue of unsecured debt that is rated lower than B3 or B- or their equivalents by two or more NRSROs or if unrated is of equivalent quality as determined by Alliance.

Certain of the Fund's investments will be in fixed-income securities which are providing high current yields because of risks other than credit. For example, the Fund may invest in securities which have prepayment risks, and non-U.S. dollar denominated foreign securities, which have currency risks.

See Appendix A, "Description of Bond Ratings," for a description of each rating category. In the event that any securities held by the Fund fall below those ratings, the Fund will not be obligated to dispose of such securities and may continue to hold such securities if, in the opinion of Alliance, such investment is considered appropriate under the circumstances.

A portion of the Fund's assets are also expected to be invested in foreign securities, and the Fund may buy and sell foreign currencies principally for the purpose of preserving the value of foreign securities or in anticipation of purchasing foreign securities. See "Certain Risk Considerations-Foreign Investment" and "-Currency Considerations."

In addition, and although not to be emphasized, in furtherance of its investment objective, the Fund may (i) invest in mortgage-backed and asset-backed securities, (ii) enter into repurchase agreements, (iii) invest in loan participations and assignments of loans to corporate, governmental, or other borrowers originally made by institutional lenders or lending syndicates, (iv) enter into forward commitments for the purchase or sale of securities and purchase and sell securities on a when-issued or delayed delivery basis, (v) write covered put and call options on fixed-income securities, securities indices and foreign currencies and purchase put or call options on fixed-income securities, securities indices and foreign currencies, (vi) purchase and sell futures contracts and related options on debt securities and on indices of debt securities, (vii) enter into contracts for the purchase or sale of a specific currency for hedging purposes only, and (viii) lend portfolio securities. For additional information on the uses, risks and costs of these practices, see "Additional Investment Practices."

In addition to the foregoing, the Fund may from time to time make investments in
(1) U.S. Government Securities, (2) certificates of deposit, bankers' acceptances, bank notes, time deposits and interest bearing savings deposits issued or guaranteed by certain domestic and foreign banks, (3) commercial paper (rated at least A-1 by S&P or Prime-1 by Moody's or, if not rated, issued by domestic or foreign companies having high quality outstanding debt securities) and participation interests in loans extended by banks to such companies, (4) corporate debt obligations with remaining maturities of less than one year rated at least high quality as well as corporate debt obligations rated at least high grade provided the corporation also has outstanding an issue of commercial paper rated at least A-1 by S&P or Prime-1 by Moody's, and (5) floating rate or master demand notes. For a description of these investments, see the Fund's Statement of Additional Information.


ADDITIONAL INVESTMENT PRACTICES

Derivatives. The Fund may use derivatives in furtherance of its investment objectives. Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. These assets, rates and indices may include bonds, stocks, mortgages, commodities, interest rates, currency exchange rates, bond indices and stock indices. Derivatives can be used to earn income or protect against risk, or both. For example, one party with unwanted risk may agree to pass that risk to another party who is willing to accept the risk, the second party being motivated, for example, by the desire either to earn income in the form of a fee or premium from the first party, or to reduce its own unwanted risk by attempting to pass all or part of that risk to the first party.

Derivatives can be used by investors such as the Fund to earn income and enhance returns, to hedge or adjust the risk profile of a portfolio, and either to replace more traditional direct investments or to obtain exposure to otherwise inaccessible markets. Each of these uses entails greater risk than if derivatives were used solely for hedging purposes. Derivatives are a valuable tool which, when used properly, can provide significant benefit to Fund shareholders. The Fund may take a significant position in those derivatives that are within its investment policies if, in Alliance's judgment, this represents the most effective response to current or anticipated market conditions. Alliance's use of derivatives is subject to continuous risk assessment and control from the standpoint of the Fund's investment objectives and policies.

Derivatives may be (i) standardized, exchange-traded contracts or (ii) customized, privately negotiated contracts. Exchange-traded derivatives tend to be more liquid and subject to less credit risk than those that are privately negotiated.

The basic types of derivative instruments in which the Fund may invest are options, futures and forwards.

Options. An option, which may be standardized and exchange-traded, or customized and privately negotiated, is an agreement that, for a premium payment or fee, gives the option holder (the buyer) the right but not the obligation to buy or sell the underlying asset (or settle for cash an amount based on an underlying asset, rate or index) at a specified price (the exercise price) during a period of time or on a specified date. A call option entitles the holder to purchase, and a put option entitles the holder to sell, the underlying asset (or settle for cash an amount based on an underlying asset, rate or index). Likewise, when an option is exercised the writer of the option is obligated to sell (in the case of a call option) or to purchase (in the case of a put option) the underlying asset (or settle for cash an amount based on an underlying asset, rate or index).

Futures. A futures contract is an agreement that obligates the buyer to buy and the seller to sell a specified quantity of an underlying asset (or settle for cash the value of a contract based on an underlying asset, rate or index) at a specific price on the contract maturity date. Futures contracts are standardized, exchange-traded instruments and are fungible (i.e., considered to be perfect substitutes for each other). This fungibility allows futures contracts to be readily offset or cancelled through the acquisition of equal but opposite positions, which is the primary method in which futures contracts are liquidated. A cash-settled futures contract does not require physical delivery of the underlying asset but instead is settled for cash equal to the difference between the values of the contract on the date it is entered into and its maturity date.

Forwards. A forward contract is an obligation by one party to buy, and the other party to sell, a specific quantity of an underlying commodity or other tangible asset for an agreed upon price at a future date. Forward contracts are customized, privately negotiated agreements designed to satisfy the objectives of each party. A forward contract usually results in the delivery of the underlying asset upon maturity of the contract in return for the agreed upon payment.

The term "derivative" is also sometimes used to describe securities involving rights to a portion of the cash flows from an underlying pool of mortgages or other assets from which payments are passed through to the owner of, or that collateralize, the securities. These securities are described below under "Additional Investment Practices-Mortgage-Related Securities."

Derivatives involve risks different from, and, in certain cases, greater than, the risks presented by more traditional investments. Following is a general discussion of important risk factors and issues concerning the use of derivatives that investors should understand before investing in the Fund.

Market Risk. This is the general risk attendant to all investments that the value of a particular investment will change in a way detrimental to the Fund's interest.

Management Risk. Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. In particular, the use and complexity of derivatives require the maintenance of adequate controls to monitor the transactions entered into, the ability to assess the risk that a derivative adds to the Fund's portfolio, and the ability to forecast price, interest rate or currency exchange rate movements correctly.

Credit Risk. This is the risk that a loss may be sustained by the Fund as a result of the failure of another party to a derivative (usually referred to as a "counterparty") to comply with the terms of the derivative contract. The credit risk for exchange-traded derivatives is generally less than for privately negotiated derivatives, since the clearing house, which is the issuer or counterparty to each exchange-traded derivative, provides a guarantee of performance. This guarantee is supported by a daily payment system (i.e., margin requirements) operated by the clearing house in order to reduce overall credit risk. For privately negotiated derivatives, there is no similar clearing agency guarantee. Therefore, the Fund considers the creditworthiness of each counterparty to a privately negotiated derivative in evaluating potential credit risk.

Liquidity Risk. Liquidity risk exists when a particular instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous price.

Leverage Risk. Since many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

Other Risks. Other risks in using derivatives include the risk of mispricing or improper valuation of derivatives and the inability of derivatives to correlate perfectly with underlying assets, rates and indices. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to the Fund. Derivatives do not always perfectly or even highly correlate or track the value of the assets, rates or indices they are designed to closely track. Consequently, the Fund's use of derivatives may not always be an effective means of, and sometimes could be counterproductive to, furthering the Fund's investment objective.


DERIVATIVES THAT MAY BE USED BY THE FUND

Following is a description of specific derivatives which the Fund may use.

Options On Securities. In purchasing an option on securities, the Fund would be in a position to realize a gain if, during the option period, the price of the underlying securities increased (in the case of a call) or decreased (in the case of a put) by an amount in excess of the premium paid; otherwise the Fund would experience a loss not greater than the premium paid for the option. Thus, the Fund would realize a loss if the price of the underlying security declined or remained the same (in the case of a call) or increased or remained the same (in the case of a put) or otherwise did not increase (in the case of a put) or decrease (in the case of a call) by more than the amount of the premium. If a put or call option purchased by the Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund.

The Fund may write a put or call option in return for a premium, which is retained by the Fund whether or not the option is exercised. A call option written by the Fund is "covered" if the Fund owns the underlying security, has an absolute and immediate right to acquire that security upon conversion or exchange of another security it holds, or holds a call option on the underlying security with an exercise price equal to or less than that of the call option it has written. A put option written by the Fund is covered if the Fund holds a put option on the underlying securities with an exercise price equal to or greater than that of the put option it has written.

The Fund may purchase or write privately negotiated options on securities. If the Fund does so, it will effect such transactions only with investment dealers and other financial institutions (such as commercial banks or savings and loan institutions) deemed creditworthy by Alliance. Alliance has adopted procedures for monitoring the creditworthiness of such counterparties. Privately negotiated options purchased or written by the Fund may be illiquid, and it may not be possible for the Fund to effect a closing transaction at an advantageous time.

Options On Securities Indices. An option on a securities index is similar to an option on a security except that, rather than taking or making delivery of a security at a specified price, an option on a securities index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the chosen index is greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option.

Options On Foreign Currencies. The Fund invests in options on foreign currencies that are privately negotiated or traded on U.S. or foreign exchanges for the purpose of protecting against declines in the U.S. Dollar value of foreign currency denominated securities held by the Fund and against increases in the U.S. Dollar cost of such securities to be acquired. The purchase of an option on a foreign currency may constitute an effective hedge against fluctuations in exchange rates, although if rates move adversely, the Fund may forfeit the entire amount of the premium plus related transaction costs.

Futures Contracts And Options On Futures Contracts. Futures contracts that the Fund may buy and sell may include futures contracts on fixed-income or other securities or foreign currencies, and contracts based on interest rates or financial indices, including any index of U.S. Government securities, foreign government securities or corporate debt securities. Options on futures contracts are options that call for the delivery of futures contracts upon exercise. Options on futures contracts written or purchased by the Fund will be traded on U.S. or foreign exchanges.

The Fund will not purchase or sell futures contracts or options on futures contracts unless either (i) the futures contracts or options thereon are for "bona fide hedging" purposes (as that term is defined under the Commodities Futures Trading Commission regulations) or (ii) if for other purposes, the sum of amounts of initial margin deposits and premiums required to establish non-hedging positions would not exceed 5% of the Fund's liquidation value.

Forward Foreign Currency Exchange Contracts. In purchasing or selling forward contracts on foreign currencies ("forward contracts"), the Fund attempts to minimize the risk to it from adverse changes in the relationship between the U.S. Dollar and other currencies. The Fund may enter into a forward contract, for example, when it enters into a contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. Dollar price of the security (a "transaction hedge"). When the Fund believes that a foreign currency may suffer a substantial decline against the U.S. Dollar, it may enter into a forward sale contract to sell an amount of that foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency, or when the Fund believes that the U.S.

Dollar may suffer a substantial decline against a foreign currency, it may enter into a forward purchase contract to buy that foreign currency for a fixed dollar amount (a "position hedge"). Instead of entering into a position hedge, the Fund may, in the alternative, enter into a forward contract to sell a different foreign currency for a fixed U.S. Dollar amount where the Fund believes that the U.S. Dollar value of the currency to be sold pursuant to the forward contract will fall whenever there is a decline in the U.S. Dollar value of the currency in which portfolio securities of the Fund are denominated (a "cross-hedge").

Forward Commitments. Forward commitments are forward contracts for the purchase or sale of securities, including purchases on a "when-issued" basis or purchases or sales on a "delayed delivery" basis. When forward commitments with respect to fixed-income securities are negotiated, the price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but payment for and delivery of the securities take place at a later date. Normally, the settlement date occurs within two months after the transaction, but settlements beyond two months may be negotiated. Securities purchased or sold under a forward commitment are subject to market fluctuation, and no interest or dividends accrues to the purchaser prior to the settlement date. At the time the Fund enters into a forward commitment, it records the transaction and thereafter reflects the value of the security purchased or, if a sale, the proceeds to be received, in determining its net asset value. Any unrealized appreciation or depreciation reflected in such valuation would be canceled if the required conditions did not occur and the trade were canceled.

The use of forward commitments helps the Fund to protect against anticipated changes in interest rates and prices. For instance, in periods of rising interest rates and falling bond prices, the Fund might sell securities in its portfolio on a forward commitment basis to limit its exposure to falling bond prices. In periods of falling interest rates and rising bond prices, the Fund might sell a security in its portfolio and purchase the same or a similar security on a when-issued or forward commitment basis, thereby obtaining the benefit of currently higher cash yields.

The Fund's right to receive or deliver a security under a forward commitment may be sold prior to the settlement date. The Fund enters into forward commitments, however, only with the intention of actually receiving securities or delivering them, as the case may be. If the Fund, however, chooses to dispose of the right to acquire a when-issued security prior to its acquisition or dispose of its right to deliver or receive against a forward commitment, it may realize a gain or incur a loss.

Mortgage-Related Securities. The mortgage-related securities in which the Fund may invest typically are securities representing interests in pools of mortgage loans made to home owners. The mortgage loan pools may be assembled for sale to investors (such as the Fund) by governmental or private organizations. Mortgage-related securities issued by GNMA are backed by the full faith and credit of the United States; those issued by FNMA and FHLMC are not so backed. Mortgage-related securities bear interest at either a fixed rate or an adjustable rate determined by reference to an index rate. Mortgage-related securities frequently provide for monthly payments that consist of both interest and principal, unlike more traditional debt securities, which normally do not provide for periodic repayments of principal.

Securities representing interests in pools created by private issuers generally offer a higher rate of interest than securities representing interests in pools created by governmental issuers because there are no direct or indirect governmental guarantees of the underlying mortgage payments. However, private issuers sometimes obtain committed loan facilities, lines of credit, letters of credit, surety bonds or other forms of liquidity and credit enhancement to support the timely payment of interest and principal with respect to their securities if borrowers on the underlying mortgages fail to make their mortgage payments. The ratings of such non-governmental securities are generally dependent upon the ratings of the providers of such liquidity and credit support and would be adversely affected if the rating of such an enhancer were downgraded. A Fund may buy mortgage-related securities without credit enhancement if the securities meet the Fund's investment standards. Although the market for mortgage-related securities is becoming increasingly liquid, those of certain private organizations may not be readily marketable.

One type of mortgage-related security is of the "pass-through" variety. The holder of a pass-through security is considered to own an undivided beneficial interest in the underlying pool of mortgage loans and receives a pro rata share of the monthly payments made by the borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of the securities. Prepayments of mortgages resulting from the sale, refinancing or foreclosure of the underlying properties are also paid to the holders of these securities, which, as discussed below, frequently causes these securities to experience significantly greater price and yield volatility than experienced by traditional fixed-income securities. Some mortgage-related securities, such as securities issued by GNMA, are referred to as "modified pass-through" securities. The holders of these securities are entitled to the full and timely payment of principal and interest, net of certain fees, regardless of whether payments are actually made on the underlying mortgages.

Another form of mortgage-related security is a "pay-through" security, which is a debt obligation of the issuer secured by a pool of mortgage loans pledged as collateral that is legally required to be paid by the issuer regardless of whether payments are actually made on the underlying mortgages. Collateralized mortgage obligations (CMOs) are the predominant type of "pay-through" mortgage-related security. In a CMO, a series of bonds or certificates is issued in multiple classes. Each class of a CMO, often referred to as a "tranche," is issued at a specific coupon rate and has a stated maturity or final distribution date. Principal prepayments on collateral underlying a CMO may cause one or more tranches of the CMO to be retired substantially earlier than the stated maturities or final distribution dates of the principal. The principal and interest on the underlying mortgages may be allocated among several classes of a series of a CMO in many ways. In a common structure, payments of principal, including any principal prepayments, on the underlying mortgages are applied to the classes of the series of a CMO in the order of their respective stated maturities or final distribution dates, so that no payment of principal will be made on any class of a CMO until all other classes having an earlier stated maturity or final distribution date have been paid in full. One or more tranches of a CMO may have coupon rates that reset periodically, or "float," at a specified increment over an index such as LIBOR. Floating-rate CMOs may be backed by fixed or adjustable rate mortgages. To date, fixed-rate mortgages have been more commonly utilized for this purpose. Floating-rate CMOs are typically issued with lifetime caps on the coupon rate thereon. These caps, similar to the caps on adjustable-rate mortgages described below, represent a ceiling beyond which the coupon rate on a floating-rate CMO may not be increased regardless of increases in the interest rate index to which the floating-rate CMO is tied. The collateral securing the CMOs may consist of a pool of mortgages, but may also consist of mortgage-backed bonds or pass-through securities. CMOs may be issued by a U.S. Government instrumentality or agency or by a private issuer. Although payment of the principal of, and interest on, the underlying collateral securing privately issued CMOs may be guaranteed by GNMA, FNMA or FHLMC, these CMOs represent obligations solely of the private issuer and are not insured or guaranteed by GNMA, FNMA, FHLMC, any other governmental agency or any other person or entity.

Another type of mortgage-related security, known as adjustable-rate mortgage securities (ARMS), bears interest at a rate determined by reference to a predetermined interest rate or index. There are two main categories of rates or indices: (i) rates based on the yield on U.S. Treasury securities and (ii) indices derived from a calculated measure such as a cost of funds index or a moving average of mortgage rates. Some rates and indices closely mirror changes in market interest rate levels, while others tend to lag changes in market rate levels and tend to be somewhat less volatile.

ARMS may be secured by fixed-rate mortgages or adjustable-rate mortgages. ARMS secured by fixed-rate mortgages generally have lifetime caps on the coupon rates of the securities. To the extent that general interest rates increase faster than the interest rates on the ARMS, these ARMS will decline in value. The adjustable-rate mortgages that secure ARMS will frequently have caps that limit the maximum amount by which the interest rate or the monthly principal and interest payments on the mortgages may increase. These payment caps can result in negative amortization (i.e., an increase in the balance of the mortgage loan). Furthermore, since many adjustable-rate mortgages only reset on an annual basis, the values of ARMS tend to fluctuate to the extent that changes in prevailing interest rates are not immediately reflected in the interest rates payable on the underlying adjustable-rate mortgages.

The value of mortgage-related securities is affected by a number of factors. Unlike traditional debt securities, which have fixed maturity dates, mortgage-related securities may be paid earlier than expected as a result of prepayments of underlying mortgages. Such prepayments generally occur during periods of falling mortgage interest rates. If property owners make unscheduled prepayments of their mortgage loans, these prepayments will result in the early payment of the applicable mortgage-related securities. In that event, the Fund may be unable to invest the proceeds from the early payment of the mortgage-related securities in an investments that provide as high a yield as the mortgage-related securities. Early payments associated with mortgage-related securities cause these securities to experience significantly greater price and yield volatility than experienced by traditional fixed-income securities. The occurrence of mortgage prepayments is affected by the level of general interest rates, general economic conditions and other social and demographic factors. During periods of falling interest rates, the rate of mortgage prepayments tends to increase, thereby tending to decrease the life of mortgage-related securities. Conversely, during periods of rising interest rates, a reduction in prepayments may increase the effective life of mortgage-related securities, subjecting them to greater risk of decline in market value in response to rising interest rates. If the life of a mortgage-related security is inaccurately predicted, the Fund may not be able to realize the rate of return it expected.

As with fixed-income securities generally, the value of mortgage-related securities can also be adversely affected by increases in general interest rates relative to the yield provided by such securities. Such an adverse effect is especially possible with fixed-rate mortgage securities. If the yield available on other investments rises above the yield of the fixed-rate mortgage securities as a result of general increases in interest rate levels, the value of the mortgage-related securities will decline. Although the negative effect could be lessened if the mortgage-related securities were to be paid earlier (thus permitting the Fund to reinvest the prepayment proceeds in investments yielding the higher current interest rate), as described above the rates of mortgage prepayments and early payments of mortgage-related securities tend to decline during periods of rising interest rates.

Although the values of ARMS may not be affected by rising interest rates as much as such rates affect the value of fixed-rate mortgage securities, ARMS may still decline in value as a result of rising interest rates. Although, as described above, the yields on ARMS vary with changes in the applicable interest rate or indices, there is often a lag between increases in general interest rates and increases in the yield on ARMS as a result of relatively infrequent interest rate reset dates. In addition, adjustable-rate mortgages and ARMS often have interest rate or payment caps that limit the ability of the adjustable-rate mortgages or ARMS to fully reflect increases in the general level of interest rates.

Other Asset-Backed Securities. The securitization techniques used to develop mortgage-related securities are being applied to a broad range of financial assets. Through the use of trusts and special purpose corporations, various types of assets, including automobile loans and leases, credit card receivables, home equity loans, equipment leases and trade receivables, are being securitized in structures similar to the structures used in mortgage securitizations. These asset-backed securities are subject to risks associated with changes in interest rates and prepayment of underlying obligations similar to the risks of investment in mortgage-related securities discussed above.

Each type of asset-backed security also entails unique risks depending on the type of assets involved and the legal structure used. For example, credit card receivables are generally unsecured obligations of the credit card holder and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There have also been proposals to cap the interest rate that a credit card issuer may charge. In some transactions, the value of the asset-backed security is dependent on the performance of a third party acting as credit enhancer or servicer. Furthermore, in some transactions (such as those involving the securitization of vehicle loans or leases) it may be administratively burdensome to perfect the interest of the security issuer in the underlying collateral and the underlying collateral may become damaged or stolen.

Loan Participations and Assignments. The Fund's investments in loans are expected in most instances to be in the form of participations in loans and assignments of all or a portion of loans from third parties. The Fund's investment in loan participations typically will result in the Fund having a contractual relationship only with the lender and not with the borrower. The Fund will acquire participations only if the lender interpositioned between the Fund and the borrower is a lender having total assets of more than $25 billion and whose senior unsecured debt is rated investment grade or higher. When the Fund purchases a loan assignment from a lender it will acquire direct rights against the borrower on the loan. Because loan assignments are arranged through private negotiations between potential assignees and potential assignors, however, the rights and obligations acquired by the Fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender.

The assignability of certain loans to foreign governments is restricted by the governing documentation as to the nature of the assignee such that the only way in which the Fund may acquire an interest in a loan is through a participation and not an assignment. A Fund may have difficulty disposing of assignments and participations because to do so it will have to assign such investments to a third party. Because there may not be a liquid market for such investments, they can probably be sold only to a limited number of institutional investors. The lack of a liquid secondary market may have an adverse effect on the value of such investments and the Fund's ability to dispose of particular participations and assignments when necessary to meet its liquidity needs in response to a specific economic event such as a deterioration in the creditworthiness of the borrower. The lack of a liquid secondary market for participations and assignments also may make it more difficult for the Fund to assign a value to these securities for purposes of valuing the Fund's portfolio and calculating its net asset value.

Convertible Securities. Prior to conversion, convertible securities have the same general characteristics as non-convertible debt securities, which provide a stable stream of income with generally higher yields than those of equity securities of the same or similar issuers. The price of a convertible security will normally vary with changes in the price of the underlying stock, although the higher yield tends to make the convertible security less volatile than the underlying common stock. As with debt securities, the market value of convertible securities tends to decline as interest rates increase and increase as interest rates decline. While convertible securities generally offer lower interest or dividend yields than non-convertible debt securities of similar quality, they enable investors to benefit from increases in the market price of the underlying common stock. Convertible debt securities that are rated Baa or lower by Moody's or BBB or lower by S&P, Duff & Phelps or Fitch and comparable unrated securities may share some or all of the risks of debt securities with those ratings. For a description of these risks, see "Certain Risk Considerations--Investment in Lower-Rated Fixed-Income Securities."

Repurchase Agreements. A repurchase agreement arises when a buyer purchases a security and simultaneously agrees to resell it to the vendor at an agreed-upon future date, normally a day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon interest rate for the period the buyer's money is invested in the security. Such agreements permit the Fund to keep all of its assets at work while retaining "overnight" flexibility in pursuit of investments of a longer-term nature. The Fund requires continual maintenance of collateral in an amount equal to, or in excess of, the resale price. If a vendor defaults on its repurchase obligation, the Fund would suffer a loss to the extent that the proceeds from the sale of the collateral were less than the repurchase price. If a vendor goes bankrupt, the Fund might be delayed in, or prevented from, selling the collateral for its benefit.

Loans of Portfolio Securities. The Fund may make secured loans of portfolio securities to brokers, dealers and financial institutions, provided that liquid assets equal to at least 100% of the market value of the securities loaned is deposited and maintained by the borrower with the Fund. The risks in lending portfolio securities, as with other secured extensions of credit, consist of possible loss of rights in the collateral should the borrower fail financially. In determining whether to lend securities to a particular borrower, Alliance will consider all relevant facts and circumstances, including the creditworthiness of the borrower. While securities are on loan, the borrower will pay the Fund any income earned thereon and the Fund may invest any cash collateral in portfolio securities, thereby earning additional income, or receive an agreed upon amount of income from a borrower that has delivered equivalent collateral. The Fund will have the right to regain record ownership of loaned securities or equivalent securities in order to exercise ownership rights such as voting rights, subscription rights and rights to dividends, interest or distributions. The Fund may pay reasonable finders', administrative and custodial fees in connection with a loan. The Fund may lend securities with a value of up to 50% of its total assets to broker-dealers approved by the Fund's Board of Directors. The Fund will not lend portfolio securities to any officer, director, employee or affiliate of the Fund or Alliance.

Illiquid Securities. The Fund will not maintain more than 15% of its net assets in illiquid securities. Illiquid securities generally include (i) direct placements or other securities that are subject to legal or contractual restrictions on resale or for which there is no readily available market (e.g., when trading in the security is suspended or, in the case of unlisted securities, when market makers do not exist or will not entertain bids or offers), including many currency swaps and any assets used to cover currency swaps, (ii) over-the-counter options and assets used to cover over-the-counter options, and (iii) repurchase agreements not terminable within seven days. Rule 144A securities that have legal or contractual restrictions on resale but have a readily available market are not deemed illiquid. Alliance will monitor the liquidity of the Fund's Rule 144A portfolio securities under the supervision of the Directors of the Fund. The Fund may not be able to sell such securities and may not be able to realize their full value upon sale.

Future Developments. The Fund may, following written notice to its shareholders, take advantage of other investment practices that are not currently contemplated for use by the Fund, or are not available but may yet be developed, to the extent such investment practices are consistent with the Fund's investment objective and legally permissible for the Fund. Such investment practices, if they arise, may involve risks that are different from or exceed those involved in the practices described above.

Defensive Position. For temporary defensive purposes, the Fund may invest in certain types of short term, liquid, high grade debt securities. These securities may include U.S. Government securities, qualifying bank deposits, money market instruments, prime commercial paper, and other types of short-term debt securities, including notes and bonds. Such securities may also include short-term, foreign-currency denominated securities of the type mentioned above issued by foreign governmental entities, companies and supranational organizations. For a complete description of the types of securities in which the Fund may invest while in a temporary defensive position, see the Fund's Statement of Additional Information.

Portfolio Turnover. Alliance anticipates that the Fund's annual turnover rate will not exceed 500%. A 500% annual turnover rate would occur if all the securities in the Fund's portfolio are replaced five times in a period of one year. A high rate of portfolio turnover involves correspondingly greater expenses than a lower rate, which must be borne by the Fund and its shareholders. High portfolio turnover also may result in the realization of substantial net short-term capital gains. See "Dividends, Distributions and Taxes" in the Statement of Additional Information.


CERTAIN FUNDAMENTAL INVESTMENT POLICIES

The Fund may not (i) invest in any one industry if that investment would make the Fund's holding in that industry exceed 25% of the Fund's total assets and
(ii) will not make an investment unless, when considering all its other investments, 75% of the value of its assets would consist of cash, cash items, U.S. Government Securities, securities of other investment companies and other securities. These policies are fundamental and may not be changed without the approval of the Fund's shareholders. Additional investment restrictions with respect to the Fund are set forth in its Statement of Additional Information.


CERTAIN RISK CONSIDERATIONS

Fixed-Income Securities. The value of the Fund's shares will fluctuate with the value of its investments. The value of the Fund's investments will change as the general level of interest rates fluctuates. During periods of falling interest rates, the values of the Fund's securities will generally rise, although if falling interest rates are viewed as precursor to a recession, the values of the Fund's securities may fall along with interest rates. Conversely, during periods of rising interest rates, the values of the Fund's securities will generally decline. Changes in interest rates have a greater effect on fixed-income securities with longer maturities and durations than those with shorter maturities and durations.

In seeking to achieve the Fund's investment objective, there will be times, such as during periods of rising interest rates, when depreciation and realization of capital losses on securities in the Fund's portfolio will be unavoidable. Moreover, medium- and lower-rated securities and non-rated securities of comparable quality may be subject to wider fluctuations in yield and market values than higher-rated securities under certain market conditions. Such fluctuations after a security is acquired do not affect the cash income received from that security but will be reflected in the net asset value of the Fund.

U.S. Corporate Fixed-Income Securities. The U.S. corporate fixed-income securities in which the Fund invests may include securities issued in connection with corporate restructurings such as takeovers or leveraged buyouts, which may pose particular risks. Securities issued to finance corporate restructurings may have special credit risks due to the highly leveraged conditions of the issuer. In addition, such issuers may lose experienced management as a result of the restructuring. Furthermore, the market price of such securities may be more volatile to the extent that expected benefits from the restructuring do not materialize. The Fund may also invest in U.S. corporate fixed-income securities that are not current in the payment of interest or principal or are in default, so long as Alliance believes such investment is consistent with the Fund's investment objectives. The Fund's rights with respect to defaults on such securities will be subject to applicable U.S. bankruptcy, moratorium and other similar laws.

Foreign Investment. The securities markets of many foreign countries are relatively small, with the majority of market capitalization and trading volume concentrated in a limited number of companies representing a small number of industries. Consequently, if the Fund's investment portfolio includes such securities, the Fund may experience greater price volatility and significantly lower liquidity than a portfolio invested solely in securities of U.S. companies. These markets may be subject to greater influence by adverse events generally affecting the market, and by large investors trading significant blocks of securities, than is usual in the United States. Securities registration, custody and settlements may in some instances be subject to delays and legal and administrative uncertainties. Furthermore, foreign investment in the securities markets of certain foreign countries is restricted or controlled to varying degrees. These restrictions or controls may at times limit or preclude investment in certain securities and may increase the cost and expenses of the Fund. In addition, the repatriation of investment income, capital or the proceeds of sales of securities from certain of the countries is controlled under regulations, including in some cases the need for certain advance government notification or authority, and if a deterioration occurs in a country's balance of payments, the country could impose temporary restrictions on foreign capital remittances. The Fund could also be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation, as well as by the application to it of other restrictions on investment. Investing in local markets may require the Fund to adopt special procedures or seek local governmental approvals or other actions, any of which may involve additional costs to the Fund. The liquidity of the Fund's investments in any country in which any of these factors exists could be affected, and Alliance will monitor the effect of any such factor or factors on the Fund's investments. Furthermore, transaction costs including brokerage commissions for transactions both on and off the securities exchanges in many foreign countries are generally higher than in the U.S.

Issuers of securities in foreign jurisdictions are generally not subject to the same degree of regulation as are U.S. issuers with respect to such matters as insider trading rules, restrictions on market manipulation, shareholder proxy requirements and timely disclosure of information. The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards in important respects, and less information may be available to investors in foreign securities than to investors in U.S. securities. Substantially less information is publicly available about certain non-U.S. issuers than is available about most U.S. issuers.

The economies of individual foreign countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product or gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Nationalization, expropriation or confiscatory taxation, currency blockage, political changes, government regulation, political or social instability or diplomatic developments could affect adversely the economy of a foreign country or the Fund's investments in that country. In the event of nationalizations, expropriation or other confiscation, the Fund could lose its entire investment in the country involved. In addition, laws in foreign countries governing business organizations, bankruptcy and insolvency may provide less protection to security holders such as the Fund than that provided by U.S. laws.

Currency Considerations. Because the Fund may invest some portion of its assets in securities denominated in, and which receive revenues in, foreign currencies, the Fund will be adversely affected by reductions in the value of those currencies relative to the U.S. dollar. These changes will affect the Fund's net assets, distributions and income. If the value of the foreign currencies in which the Fund receives income falls relative to the U.S. dollar between receipt of the income and the making of Fund distributions, the Fund may be required to liquidate securities in order to make distributions if the Fund has insufficient cash in U.S. dollars to meet the distribution requirements that the Fund must satisfy to qualify as a regulated investment company for federal income tax purposes. Similarly, if an exchange rate declines between the time the Fund incurs expenses in U.S. dollars and the time cash expenses are paid, the amount of the currency required to be converted into U.S. dollars in order to pay expenses in U.S. dollars could be greater than the equivalent amount of such expenses in the currency at the time they were incurred. In light of these risks, the Fund may engage in certain currency hedging transactions, which themselves, involve certain special risks. See "Additional Investment Practices" above.

Securities Ratings. The ratings of fixed-income securities by S&P, Moody's, Duff & Phelps and Fitch are a generally accepted barometer of credit risk. They are, however, subject to certain limitations from an investor's standpoint. The rating of an issuer is heavily weighted by past developments and does not necessarily reflect probable future conditions. There is frequently a lag between the time a rating is assigned and the time it is updated. In addition, there may be varying degrees of difference in credit risk of securities within each rating category.

Investment in Fixed-Income Securities Rated BAA and BBB. Securities rated Baa or BBB are considered to have speculative characteristics and share some of the same characteristics as lower-rated securities, as described below. Sustained periods of deteriorating economic conditions or of rising interest rates are more likely to lead to a weakening in the issuer's capacity to pay interest and repay principal than in the case of higher-rated securities.

Investment in Lower-Rated Fixed-Income Securities. Lower-rated securities are subject to greater risk of loss of principal and interest than higher-rated securities. They are also generally considered to be subject to greater market risk than higher-rated securities, and the capacity of issuers of lower-rated securities to pay interest and repay principal is more likely to weaken than is that of issuers of higher-rated securities in times of deteriorating economic conditions or rising interest rates. In addition, lower-rated securities may be more susceptible to real or perceived adverse economic conditions than investment grade securities. Securities rated Ba or BB are judged to have speculative elements or to be predominantly speculative with respect to the issuer's ability to pay interest and repay principal. Securities rated B are judged to have highly speculative elements or to be predominantly speculative. Such securities may have small assurance of interest and principal payments. Securities rated Baa by Moody's are also judged to have speculative characteristics.

The market for lower-rated securities may be thinner and less active than that for higher-rated securities, which can adversely affect the prices at which these securities can be sold. To the extent that there is no established secondary market for lower-rated securities, the Fund may experience difficulty in valuing such securities and, in turn, the Fund's assets.

Alliance will try to reduce the risk inherent in investment in lower-rated securities through credit analysis, diversification and attention to current developments and trends in interest rates and economic and political conditions. However, there can be no assurance that losses will not occur. Since the risk of default is higher for lower-rated securities, Alliance's research and credit analysis are a correspondingly more important aspect of its program for managing the Fund's securities than would be the case if the Fund did not invest in lower-rated securities. In considering investments for the Fund, Alliance will attempt to identify those high-yielding securities whose financial condition is adequate to meet future obligations, has improved, or is expected to improve in the future. Alliance's analysis focuses on relative values based on such factors as interest or dividend coverage, asset coverage, earnings and cash flow prospects, and the experience and managerial strength of the issuer.

Non-Rated Securities. Non-rated securities will also be considered for investment by the Fund when Alliance believes that the financial condition of the issuers of such securities, or the protection afforded by the terms of the securities themselves, limits the risk to the Fund to a degree comparable to that of rated securities which are consistent with the Fund's objective and policies.


--------------------------------------------------------------------------------
                               PURCHASE AND SALE
--------------------------------------------------------------------------------
                                    OF SHARES
--------------------------------------------------------------------------------


HOW TO BUY SHARES

The Fund offers multiple classes of shares, of which only the Advisor Class is offered by this Prospectus. Advisor Class shares of the Fund may be purchased through your financial representative at net asset value without any initial or contingent deferred sales charges and are not subject to ongoing distribution expenses. Advisor Class shares may be purchased and held solely (i) through accounts established under a fee-based program, sponsored and maintained by a registered broker-dealer or other financial intermediary and approved by AFD,
(ii) through a self-directed defined contribution employee benefit plan (e.g. a 401(k) plan) that has at least 1,000 participants or $25 million in assets,
(iii) by investment advisory clients of, and certain other persons associated with, Alliance and its affiliates or the Fund and (iv) through registered investment advisers or other financial intermediaries who charge a management, consulting or other fee for their service and who purchase shares through a broker or agent approved by AFD and clients of such registered investment advisers or financial intermediaries whose accounts are linked to the master account of such investment adviser or financial intermediary on the books of such approved broker or agent. For more detailed information about who may purchase and hold Advisor Class shares see the Statement of Additional Information. A shareholder's Advisor Class shares will automatically convert to Class A shares of the Fund under certain circumstances. For a more detailed description of the conversion feature and Class A shares, see "Conversion Feature."

Generally, a fee-based program must charge an asset-based or other similar fee and must invest at least $250,000 in Advisor Class shares of the Fund in order to be approved by AFD for investment in Advisor Class shares. Share certificates are issued only upon request. See the Subscription Application and the Statement of Additional Information for more information.

The Fund may refuse any order to purchase Advisor Class shares. In this regard, the Fund reserves the right to restrict purchases of Advisor Class shares (including through exchanges) when there appears to be evidence of a pattern of frequent purchases and sales made in response to short-term considerations.


How the Fund Values its Shares

The net asset value of Advisor Class shares of the Fund is calculated by dividing the value of the Fund's net assets allocable to the Advisor Class by the outstanding shares of the

Advisor Class. Shares are valued each day the Exchange is open as of the close of regular trading (currently 4:00 p.m. Eastern time). The securities in the Fund are valued at their current market value determined on the basis of market quotations or, if such quotations are not readily available, such other methods as the Fund's Directors believe would accurately reflect fair market value.


HOW TO SELL SHARES

You may "redeem," i.e., sell your shares in the Fund to the Fund on any day the Exchange is open, either directly or through your financial representative. The price you will receive is the net asset value next calculated after the Fund receives your request in proper form. Proceeds generally will be sent to you within seven days. However, for shares recently purchased by check or electronic funds transfer, the Fund will not send proceeds until it is reasonably satisfied that the check or electronic funds transfer has been collected (which may take up to 15 days). If you are in doubt about what documents are required by your fee based program or employee benefit plan, you should contact your financial representative.


Selling Shares Through Your Financial Representative

Your financial representative must receive your request before 4:00 p.m. Eastern time, and your financial representative must transmit your request to the Fund by 5:00 p.m. Eastern time, for you to receive that day's net asset value. Your financial representative is responsible for furnishing all necessary documentation to the Fund and may charge you for this service.


Selling Shares Directly To the Fund

Send a signed letter of instruction or stock power form to Alliance Fund Services, Inc. ("AFS"), along with certificates, if any, that represent the shares you want to sell. For your protection, signatures must be guaranteed by a bank, a member firm of a national stock exchange or other eligible guarantor institution. Stock power forms are available from your financial representative, AFS and many commercial banks. Additional documentation is required for the sale of shares by corporations, intermediaries, fiduciaries and surviving joint owners. For details contact:

                             Alliance Fund Services
                                  P.O. Box 1520
                             Secaucus, NJ 07096-1520
                                  800-221-5672

Alternatively, a request for redemption of shares for which no stock certificates have been issued can also be made by telephone to 800-221-5672. Telephone redemption requests must be made by 4:00 p.m. Eastern time on a Fund business day in order to receive that day's net asset value and, except for certain omnibus accounts, may be made only once in any 30-day period. A shareholder who has completed the Telephone Transactions section of the Subscription Application, or the Shareholder Options form obtained from AFS, can elect to have the proceeds of his or her redemption sent to his or her bank via an electronic funds transfer. Proceeds of telephone redemptions also may be sent by check to a shareholder's address of record. Except for certain omnibus accounts, redemption requests by electronic funds transfer may not exceed $100,000 and redemption requests by check may not exceed $50,000. Telephone redemption is not available for shares held in nominee or "street name" accounts or retirement plan accounts or shares held by a shareholder who has changed his or her address of record within the previous 30 calendar days.


General

The sale of shares is a taxable transaction for federal tax purposes. Under unusual circumstances, the Fund may suspend redemptions or postpone payment for up to seven days or longer, as permitted by federal securities law. The Fund reserves the right to close an account that through redemption has remained below $200 for 90 days. Shareholders will receive 60 days' written notice to increase the account value before the account is closed. During drastic economic or market developments, you might have difficulty in reaching AFS by telephone, in which event you should issue written instructions to AFS. AFS is not responsible for the authenticity of telephonic requests to purchase, sell or exchange shares. AFS will employ reasonable procedures to verify that telephone requests are genuine, and could be liable for losses resulting from unauthorized transactions if it failed to do so. Dealers and agents may charge a commission for handling telephonic requests. The telephone service may be suspended or terminated at any time without notice.


SHAREHOLDER SERVICES

AFS offers a variety of shareholder services. For more information about these services or your account, call AFS's toll-free number, 800-221-5672.


HOW TO EXCHANGE SHARES

You may exchange your Advisor Class shares of the Fund for Advisor Class shares of other Alliance Mutual Funds (including AFD Exchange Reserves, a money market fund managed by Alliance). Exchanges of shares are made at the net asset value next determined and without sales or service charges. Exchanges may be made by telephone or written request. Telephone exchange requests must be received by AFS by 4:00 p.m. Eastern time on a Fund business day in order to receive that day's net asset value.

Please read carefully the prospectus of the mutual fund into which you are exchanging before submitting the request. Call AFS at 800-221-5672 to exchange uncertificated shares. An exchange is a taxable capital transaction for federal tax purposes. The exchange service may be changed, suspended, or terminated on 60 days' written notice.

General

If you are a Fund shareholder through an account established under a fee-based program, your fee-based program may impose requirements with respect to the purchase, sale or exchange of Advisor Class shares of the Fund that are different from those described in this Prospectus. A transaction fee may be charged by your financial representative with respect to the purchase, sale or exchange of Advisor Class shares made through such financial representative.

The Fund offers three classes of shares other than the Advisor Class, which are Class A, Class B and Class C. All classes of shares of the Fund have a common investment objective and investment portfolio. Class A shares are offered with an initial sales charge and pay a distribution services fee. Class B shares have a contingent deferred sales charge (a "CDSC") and also pay a distribution services fee. Class C shares have no initial sales charge or CDSC as long as they are not redeemed within one year of purchase, but pay a distribution services fee. Because Advisor Class shares have no initial sales charge or CDSC and pay no distribution services fee, Advisor Class shares are expected to have different performance from Class A, Class B or Class C shares. You may obtain more information about Class A, Class B and Class C shares, which are not offered by this Prospectus, by contacting AFS by telephone at 800-221-5672 or by contacting your financial representative.

--------------------------------------------------------------------------------
                             MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------


ADVISER

Alliance has been retained under an Advisory Agreement (the "Advisory Agreement") to provide investment advice and, in general, to conduct the management and investment program of the Fund, subject to the general supervision and control of the directors of the Fund.

Alliance is a leading international investment manager supervising client accounts with assets as of December 31, 1996 of more than $186 billion (of which more than $63 billion represented the assets of investment companies). Alliance's clients are primarily major corporate employee benefit funds, public employee retirement systems, investment companies, foundations and endowment funds. The 52 registered investment companies managed by Alliance comprising 110 separate investment portfolios currently have over two million shareholders. As of December 31, 1996 Alliance was an investment manager of employee benefit plan assets for 34 of the Fortune 100 companies.

Alliance Capital Management Corporation ("ACMC") the sole general partner of, and the owner of a 1% general partnership interest in, Alliance, is an indirect wholly-owned subsidiary of The Equitable Life Assurance Society of the United States ("Equitable"), one of the largest life insurance companies in the United States, which is a wholly-owned subsidiary of the Equitable Companies Incorporated, a holding company controlled by AXA, a French insurance holding company. Certain information concerning the ownership and control of Equitable by AXA is set forth in the Fund's Statement of Additional Information under "Management of the Fund."

Under the Advisory Agreement, the Fund pays Alliance a fee at the annual rate of
 .75% of the Fund's average daily net assets. The fee is accrued daily and paid monthly. The Fund has entered into a distribution services agreement with Alliance Fund Distributors, Inc. The agreement provides that Alliance may use its own resources to finance the distribution of the Fund's shares.

The employees who will be primarily responsible for the day-to-day management of the Fund's portfolio are Wayne C. Tappe and Nelson Jantzen. Mr. Tappe is a Vice President of Alliance, with which he has been associated since prior to 1991. Mr. Jantzen is a Senior Vice President of Alliance, with which he has been associated since prior to 1991.1

----------
(1) Prior to July 22, 1993, both Mr. Tappe and Mr. Jantzen were associated with Equitable Capital Management Corporation ("Equitable Capital"). On that date Alliance acquired the business and substantially all of the assets of Equitable Capital.


PERFORMANCE OF A SIMILARLY MANAGED PORTFOLIO

Alliance is the investment adviser of a portfolio (the "Historical Portfolio") of a registered investment company, sold only to separate accounts of insurance companies in connection with variable life insurance contracts and variable annuities certificates and contracts (the "Contracts"), that has substantially the same investment objective and policies and has been managed in accordance with essentially the same investment strategies and techniques as those contemplated for the Fund. See "Description of the Fund." Alliance since July 22, 1993, and prior thereto, Equitable Capital, whose advisory business Alliance acquired on that date, have served as investment adviser to the Historical Portfolio since its inception in 1987.

The following tables set forth performance results for the Historical Portfolio since its inception (January 2, 1987), together with those of the Lipper High Current Yield Mutual Funds Average as a comparative benchmark. As of February 28, 1997, the assets in the Historical Portfolio totalled approximately $234 million.

The performance data for the Historical Portfolio includes estimated Fund expenses for Class A shares at net asset value, without the imposition of any sales charge, and is presented net of an advisory fee computed at the same rate as the advisory fee payable to Alliance by the Fund. The performance data does not reflect account charges applicable to the Contracts or imposed at the insurance company separate account level. Expenses associated with the distribution of Class A shares of the Fund in accordance with the plan pursuant to Rule 12b-1 approved by the Fund's Board of Directors are included. The performance data have not been adjusted for taxes, if any, payable with respect to the Historical Portfolio. The rates of return shown for the Historical Portfolio are not an estimate or guarantee of future investment performance of the Fund.

The Lipper High Current Yield Bond Funds Average is a survey of the performance of a large number of mutual funds the investment objective of each of which is similar to that of the Fund. This survey is published by Lipper Analytical Services, Inc. ("Lipper"), a firm recognized for its reporting of performance of actively managed funds. According to Lipper, performance data are presented net of investment management fees, operating expenses and, for funds with Rule 12b-1 plans, asset-based sales charges.

The performance results presented below are based on percent changes in net asset values of the Historical Portfolio with dividends and capital gains reinvested. Cumulative rates of return reflect performance over a stated period of time. Annualized rates of return represent the rate of growth that would have produced the corresponding cumulative return had performance been constant over the entire period.


                                               Annualized Rates of Return
                                             Periods Ended February 28, 1997
------------------------------------------------------------------------------------------------
Portfolio/Benchmark                         1 Year   3 Years  5 Years      10 Years    Inception
                                            ------   -------  -------      --------    ---------

Historical Portfolio(2)................     19.72%    11.91%   13.53%      10.50%         10.37%
Lipper High Current Yield
   Mutual Funds Average ...............     13.38      8.47    11.42        9.27           9.57


                                                 Cumulative Rates of Return
                                              Periods Ending February 28, 1997
--------------------------------------------------------------------------------

Portfolio/Benchmark                         1 Year   3 Years  5 Years    10 Years    Inception
                                            ------   -------  -------    --------    ---------

Historical Portfolio(2) ...............     19.72%    40.17%   88.59%     171.46%      172.60%
Lipper High Current Yield
   Mutual Funds Average ...............     13.38     27.72    71.98      144.71       153.00%

-------
(1) January 3, 1987
(2) Based on expense levels assuming net assets of $50,000,000; it is anticipated that estimated Fund expenses would be lower at a higher asset level and higher at a lower asset level, with the annualized and cumulative rates of return being correspondingly higher and lower.


EXPENSES OF THE FUND

In addition to the payments to Alliance under the Advisory Agreement described above, the Fund pays certain other costs, including (i) custody, transfer and dividend disbursing expenses, (ii) fees of the Directors who are not affiliated with Alliance, (iii) legal and auditing expenses, (iv) clerical, accounting and other office costs, (v) costs of printing the Fund's prospectuses and shareholder reports, (vi) costs of maintaining the Fund's existence, (vii) interest charges, taxes, brokerage fees and commissions, (viii) costs of stationery and supplies, (ix) expenses and fees related to registration and filing with the Commission and with state regulatory authorities, (x) upon the approval of the Board of Directors, costs of personnel of Alliance or its affiliates rendering clerical, accounting and other office services and (xi) such promotional, shareholder servicing and other expenses as may be contemplated by the Distributions Services Agreement, described below.


DISTRIBUTION SERVICES AGREEMENT

The Fund has entered into a Distribution Services Agreement with AFD with respect to the Advisor Class Shares. The Glass-Steagall Act and other applicable laws may limit the ability of a bank or other depository institution to become an underwriter or distributor of securities. However, in the opinion of the Fund's management, based on the advice of counsel, these laws do not prohibit such depository institutions from providing services for investment companies such as the administrative, accounting and other services referred to in the Agreement. In the event that a change in these laws prevented a bank from providing such services, it is expected that other service arrangements would be made and that shareholders would not be adversely affected.


--------------------------------------------------------------------------------
                            DIVIDENDS, DISTRIBUTIONS
--------------------------------------------------------------------------------
                                    AND TAXES
--------------------------------------------------------------------------------


DIVIDENDS AND DISTRIBUTIONS

Dividends on shares of the Fund from the Fund's net investment income, if any, will be declared on each Fund business day. Dividends on shares for Saturdays, Sundays and holidays will be declared on the previous business day. The Fund pays dividends on its shares after the close of business on the twentieth day of each month or, if that day is not a business day, the first business day thereafter. At your election (which you may change at least 30 days prior to the record date for a particular dividend or distribution), dividends and distributions will be paid in cash or reinvested without charge in additional shares of the same class having an aggregate net asset value as of the payment date of the dividend or distribution equal to the cash amount thereof.

If you receive an income dividend or capital gains distribution in cash you may, within 120 days following the date of its payment, reinvest the dividend or distribution in additional shares without charge by returning to Alliance, with appropriate instructions, the check representing such dividend or distribution. Thereafter, unless you otherwise specify, you will be deemed to have elected to reinvest all subsequent dividends and distributions in shares of the Fund.

Cash dividends can be paid by check or, if the shareholder so elects, electronically via the ACH network. There is no sales or other charge in connection with the reinvestment of dividends and capital gains distributions. Dividends paid by the Fund, if any, with respect to Class A, Class B and Class C shares will be calculated in the same manner at the same time on the same day and will be in the same amount, except that the higher distribution services fees applicable to Class B and Class C shares, and any incremental transfer agency costs relating to Class B shares, will be borne exclusively by the class to which they relate.

While it is the intention of the Fund to distribute to its shareholders substantially all of each fiscal year's net income and net realized capital gains, if any, the amount and timing of any such dividend or distribution must necessarily depend upon the realization by the Fund of income and capital gains from investments. There is no fixed dividend rate, and there can be no assurance that the Fund will pay any dividends or realize any capital gains. If you buy shares just before the Fund deducts a distribution from its net asset value, you will pay the full price for the shares and then receive a portion of the price back as a taxable distribution.


FOREIGN INCOME TAXES

Investment income received by the Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. To the extent that the Fund is liable for such foreign income taxes the Fund intends, if possible, to operate so as to meet the requirements of the Code to "pass through" to the Fund's shareholders credits or deductions for foreign income taxes paid, but there can be no assurance that the Fund will be able to do so.


U.S. FEDERAL INCOME TAXES

The Fund intends to qualify to be taxed as a "regulated investment company" under the Code. To the extent that the Fund distributes its taxable income and net capital gain to its shareholders, qualification as a regulated investment company relieves the Fund of federal income and excise taxes on that part of its taxable income, including net capital gains, which it pays out to its shareholders. Dividends out of net ordinary income and distributions of net short-term capital gains are taxable to the recipient shareholders as ordinary income. In the case of corporate shareholders, such dividends may be eligible for the dividends-received deduction, but only to the extent of qualifying dividends received by the Fund.

The excess of net long-term capital gains over the net short-term capital losses realized and distributed by the Fund to its shareholders as capital gains distributions is taxable to the shareholders as long-term capital gains, irrespective of the length of time a shareholder may have held his or her stock. Long-term capital gains distributions are not eligible for the dividends-received deduction referred to above.

Under the current federal tax law the amount of an income dividend or capital gains distribution declared by the Fund during October, November or December of a year to shareholders of record as of a specified date in such a month that is paid during January of the following year is includable in the prior year's taxable income of shareholders that are calendar year taxpayers.

Any dividend or distribution received by a shareholder on shares of the Fund will have the effect of reducing the net asset value of such shares by the amount of such dividend or distribution. Furthermore, a dividend or distribution made shortly after the purchase of such shares by a shareholder, although in effect a return of capital to that particular shareholder, would be taxable to him or her as described above. If a shareholder held shares six months or less and during that period received a distribution taxable to such shareholder as long-term capital gain, any loss realized on the sale of such shares during such six-month period would be a long-term capital loss to the extent of such distribution.

A dividend or capital gains distribution with respect to shares of the Fund held by a tax-deferred or qualified plan, such as an individual retirement account, a section 403(b)(7) retirement plan or corporate pension or profit-sharing plan, will not be taxable to the plan. Distributions from such plans will be taxable to individual participants under applicable tax rules without regard to the character of the income earned by the qualified plan. Distributions by the Fund may be subject to state and local taxes.

The Fund will be required to withhold 31% of any payments made to a shareholder if the shareholder has not provided a certified taxpayer identification number to the Fund, or the Secretary of the Treasury notifies the Fund that a shareholder has not reported all interest and dividend income required to be shown on the shareholder's Federal income tax return.

Under certain circumstances, if the Fund realizes losses from fluctuations in currency exchange rates after paying a dividend, all or a portion of the dividend may subsequently be characterized as a return of capital. See "Dividends, Distributions and Taxes" in the Statement of Additional Information.


--------------------------------------------------------------------------------
                               CONVERSION FEATURE
--------------------------------------------------------------------------------


CONVERSION TO CLASS A SHARES

Advisor Class shares may be held solely through the fee-based program accounts and employee benefit plans described above under "Purchase and Sale of Shares-How to Buy Shares," and by investment advisory clients of, and certain other persons associated with, Alliance and its affiliates or the Fund. If (i) a holder of Advisor Class shares ceases to participate in a fee-based program or plan, or to be associated with an investment adviser or financial intermediary, in each case that satisfies the requirements to purchase shares set forth under "Purchase and Sale of Shares--How to Buy Shares" or (ii) the holder is otherwise no longer eligible to purchase Advisor Class shares as described in this Prospectus (each, a "Conversion Event"), then all Advisor Class shares held by the shareholder will convert automatically and without notice to the shareholder, other than the notice contained in this Prospectus, to Class A shares of the Fund during the calendar month following the month in which the Fund is informed of the occurrence of the Conversion Event. The failure of a shareholder or a fee-based program to satisfy the minimum investment requirements to purchase Advisor Class shares will not constitute a Conversion Event. The conversion would occur on the basis of the relative net asset values of the two classes without the imposition of any sales load, fee or other charge.


DESCRIPTION OF CLASS A SHARES

The following sets forth maximum transaction costs, annual expenses, per share income and capital charges for Class A shares of the Fund. Class A shares are subject to a distribution fee that may not exceed an annual rate of .30%. The higher fees mean a higher expense ratio, so Class A shares pay correspondingly lower dividends and may have a lower net asset value than Advisor Class shares.

Shareholder Transaction Expenses are one of several factors to consider when you invest in the Fund. The following table summarizes your maximum transaction costs from investing in Class A shares of the Fund and estimated annual expenses for Class A shares of the Fund. The "Example" following the table below shows the cumulative expenses attributable to a hypothetical $1,000 investment in Class A shares for the periods specified.

Class A Shares
Maximum sales charge imposed on purchase
(as a percentage of offering price) (a) ..........................     None

                                                                   (sales charge
                                                                       waived)

Sales charge imposed on dividend
reinvestments ....................................................     None
Deferred sales charge (as a percentage of
original purchase price or redemption
proceeds, whichever is lower) ....................................     None


Operating Expenses                                                    Class A
                                                                      -------

Management fees ..................................................     .75%
12b-1 fees .......................................................     .30%
Other expenses (b) ...............................................     .88%
                                                                      ----

Total fund operating expenses ....................................    1.93%
                                                                      ====


Example(a)                                                            Class A
                                                                      -------

After 1 year .....................................................    $ 20
After 3 years ....................................................    $ 61


----------

(a) Advisor Class shares convert to Class A shares at net asset value and without the imposition of any sales charge and accordingly the maximum sales charge of 4.25% on most purchases of Class A shares for cash does not apply.
(b) These expenses include a transfer agency fee payable to Alliance Fund Services, Inc., an affiliate of Alliance, based on a fixed dollar amount charged to the Fund for each shareholder's account.

The purpose of the foregoing table is to assist the investor in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. Long-term shareholders of Class A shares of the Fund may pay aggregate sales charges totaling more than the economic equivalent of the maximum initial sales charges totaling permitted by the Conduct Rules of the National Association of Securities Dealers, Inc. The Rule 12b-1 fee for Class A comprises a service fee not exceeding .25% of the aggregate average daily net assets of the Fund attributable to Class A and an asset-based sales charge equal to the remaining portion of the Rule 12b-1 fee. "Other Expenses" for Class A shares are based on estimated amounts for the Fund's current fiscal year. The Example set forth above assumes reinvestment of all dividends and distributions and utilizes a 5% annual rate of return as mandated by Commission regulations. The Example should not be considered representative of past or future expenses; actual expenses may be greater or less than those shown.

Shareholders will be advised annually as to the federal tax status of dividends and capital gains distributions made by the Fund for the preceding year. Shareholders are urged to consult their tax advisers regarding their own tax situations.


--------------------------------------------------------------------------------
                               GENERAL INFORMATION
--------------------------------------------------------------------------------


PORTFOLIO TRANSACTIONS

Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc., and subject to seeking best price and execution, the Fund may consider sales of its shares as a factor in the selection of dealers to enter into portfolio transactions with the Fund.


ORGANIZATION

The Fund is a Maryland corporation organized on December 19, 1996. It is anticipated that annual shareholder meetings will not be held; shareholder meetings will be held only when required by Federal or state law. Shareholders have available certain procedures for the removal of directors.

A shareholder in the Fund will be entitled to share pro rata with other holders of the same class of shares all dividends and distributions arising from the Fund's assets and, upon redeeming shares, will receive the then current net asset value of the Fund represented by the redeemed shares less any applicable CDSC. The Fund is empowered to establish, without shareholder approval, additional portfolios, which may have different investment objectives, and additional classes of shares. If an additional portfolio or class were established in the Fund, each share of the portfolio or class would normally be entitled to one vote for all purposes. Generally, shares of each portfolio and class would vote as a single series or class on matters, such as the election of Directors, that affect each portfolio and class in substantially the same manner. Class A, Class B, Class C and Advisor Class shares have identical voting, dividend, liquidation and other rights, except that each class bears its own transfer agency expenses, each of Class A, Class B and Class C shares bears its own distribution expenses and Class B shares and Advisor Class shares convert to Class A shares under certain circumstances. Each class of shares votes separately with respect to the Fund's Rule 12b-1 distribution plan and other matters for which separate class voting is appropriate under applicable law. Shares are freely transferable, are entitled to dividends as determined by the Directors and, in liquidation of the Fund, are entitled to receive the net assets of the Fund. Certain additional matters relating to the Fund's organization are discussed in its Statement of Additional Information.

REGISTRAR, TRANSFER AGENT AND
DIVIDEND-DISBURSING AGENT

AFS, an indirect wholly-owned subsidiary of Alliance, located at 500 Plaza Drive, Secaucus, New Jersey 07094, acts as the Fund's registrar, transfer agent and dividend-disbursing agent for a fee based upon the number of shareholder accounts maintained for the Fund.


PRINCIPAL UNDERWRITER

AFD, an indirect wholly-owned subsidiary of Alliance, located at 1345 Avenue of The Americas, New York, New York 10105, is the Principal Underwriter of shares of the Fund.


PERFORMANCE INFORMATION

From time to time, the Fund advertises its "total return", which is computed separately for each class of shares, including Advisor Class shares. Such advertisements disclose the Fund's average annual compounded total return for the periods prescribed by the Commission. The Fund's total return for each such period is computed by finding, through the use of a formula prescribed by the Commission, the average annual compounded rate of return over the period that would equate an assumed initial amount invested to the value of the investment at the end of the period. For purposes of computing total return, income dividends and capital gains distributions paid on shares of the Fund are assumed to have been reinvested when paid and the maximum sales charges applicable to purchases and redemptions of Fund shares are assumed to have been paid. The Fund's advertisements may quote performance rankings or ratings of the Fund by financial publications or independent organizations such as Lipper and Morningstar, Inc. or compare the Fund's performance to various indices.


ADDITIONAL INFORMATION

This Prospectus and the Statement of Additional Information, which is incorporated by reference herein, do not contain all the information set forth in the Registration Statement filed by the Fund with the Commission under the Securities Act. Copies of the Registration Statement may be obtained at a reasonable charge from the Commission or may be examined, without charge, at the offices of the Commission in Washington, D.C.

--------------------------------------------------------------------------------
                            APPENDIX A: BOND RATINGS
--------------------------------------------------------------------------------


MOODY'S INVESTORS SERVICE, INC.

Aaa--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa--Bonds which are rated Aa are judged to be of high quality by all standards.
   Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa--Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payment and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba--Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa--Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca--Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C--Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Absence of Rating--When no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.


Should no rating be assigned, the reason may be one of the following:

     1.   An application for rating was not received or accepted.

     2. The issue or issuer belongs to a group of securities or companies that are not rated as a matter of policy.

     3.   There is a lack of essential data pertaining to the issue or issuer.

     4. The issue was privately placed, in which case the rating is not published in Moody's publications.


Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

Note--Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

STANDARD & POOR'S RATINGS SERVICES

AAA--Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B, CCC, CC, C-- Debt rated BB, B, CCC, CC and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and CCC the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

CI--The rating CI is reserved for income bonds on which no interest is being paid.

D--Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Plus (+) or Minus (-)--The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR--Not rated.

DUFF & PHELPS CREDIT RATING CO.

AAA--Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

AA+, AA, AA---High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

A+, A, A---Protection factors are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

BBB+, BBB, BBB---Below average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.

BB+, BB, BB---Below investment grade but deemed likely to meet obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions or company fortunes. Overall quality may move up or down frequently within this category.

B+, B, B---Below investment grade and possessing risk that obligations will not be met when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade.

CCC--Well below investment grade securities. Considerable uncertainty exists as to timely payment of principal or interest. Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.

DD--Defaulted debt obligations. Issuer failed to meet scheduled principal and/or interest payments.

FITCH INVESTORS SERVICE, L.P.

AAA--Bonds considered to be investment grade and of the highest credit quality.
   The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F- 1+.

A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB--Bonds considered to be investment grade and of satisfactory credit quality.
   The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB--Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B--Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC--Bonds have certain identifiable characteristics which, if not remedied, may lead to default.

The ability to meet obligations requires an advantageous business and economic environment.

CC--Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C--Bonds are in imminent default in payment of interest or principal.

DDD, DD, D--Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. DDD represents the highest potential for recovery on these bonds, and D represents the lowest potential for recovery.

Plus (+) Minus (-)--Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the AAA, DDD, DD or D categories.

NR--Indicates that Fitch does not rate the specific issue.

                            SUBSCRIPTION APPLICATION
--------------------------------------------------------------------------------

                            ALLIANCE HIGH YIELD FUND
                                 ADVISOR CLASS

               (see instructions at the front of the application)



--------------------------------------------------------------------------------
                   1. YOUR ACCOUNT REGISTRATION (Please Print)
--------------------------------------------------------------------------------

|_|  INDIVIDUAL OR JOINT ACCOUNT

     |_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|
     Owner's Name (First Name)                (MI)          (Last Name)

     |_|_|_|-|_|_|-|_|_|_|_|
     Social Security Number (Required to open account)

     |_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|
     Joint Owner's Name* (First Name)         (MI)          (Last Name)

     *Joint Tenants with right of survivorship unless Alliance Fund Services is informed otherwise.


|_|  GIFT/TRANSFER TO A MINOR

     |_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|
     Custodian - One Name Only (First Name)   (MI)          (Last Name)

     |_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|
     Minor (First Name)                       (MI)          (Last Name)

     |_|_|_|-|_|_|-|_|_|_|_|
     Minor's Social Security Number (Required to open account)

     Under the State of __________ (Minor's Residence) Uniform Gifts/Transfer to Minor's Act


|_|  TRUST ACCOUNT

     |_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|
     Name of Trustee

     |_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|
     Name of Trust

     |_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|
     Name of Trust (cont'd)

     |_|_|_|_|_|_|_|_|_|_|_|_|_|_|      |_|_|_|_|_|_|_|_|_|
     Trust Dated                        Tax ID or Social Security Number
                                        (Required to open account)

|_|  OTHER

     |_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|
     Name of Corporation, Partnership, Investment Only Retirement Plan, or other Entity

     |_|_|_|_|_|_|_|_|_|     |_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|
     Tax ID Number           Trustee Name (Retirement Plans Only)

--------------------------------------------------------------------------------
                                 2. YOUR ADDRESS
--------------------------------------------------------------------------------

     |_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|
     Street

     |_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|
     City                              State                   Zip Code

     |_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|
     If Non-U.S., Specify Country

     |_|_|_|-|_|_|_|-|_|_|_|_|          |_|_|_|-|_|_|_|-|_|_|_|_|
     Daytime Phone                      Evening Phone

     I am a:  |_| U.S. Citizen  |_| Non-Resident Alien  |_| Resident Alien
     |_| Other

               ---------------------------------------------------



                             For Alliance Use Only



               ---------------------------------------------------

--------------------------------------------------------------------------------
                           3. YOUR INITIAL INVESTMENT
--------------------------------------------------------------------------------




I hereby subscribe for shares of Alliance High Yield Fund and elect distribution options as indicated.

DIVIDEND AND CAPITAL GAIN DISTRIBUTION OPTIONS:   R    REINVEST DISTRIBUTIONS
                                                       into my fund account.
--------------------------
  BROKER/DEALER USE ONLY                          C    SEND MY DISTRIBUTIONS IN
      WIRE CONFIRM #                                   CASH to the address I
--------------------------                             have provided in Section
                                                       2. (Complete Section 4D
--------------------------                             for direct deposit to
                                                       your bank account.
                                                       Complete Section 4E for
                                                       payment to a third
                                                       party).

                                                  D    DIRECT MY DISTRIBUTIONS
                                                       TO ANOTHER ALLIANCE FUND.
                                                       Complete the appropriate
                                                       portion of Section 4A to
                                                       direct your distributions
                                                       (dividends and capital
                                                       gains) to the Advisor
                                                       Class Shares of another
                                                       Alliance Fund.

--------------------------------------------------------------------------------
MAKE ALL CHECKS PAYABLE TO:
  ALLIANCE FUND SERVICES                                        DISTRIBUTIONS
                                                                  OPTIONS
                                      ADVISOR CLASS               *CIRCLE*
                              ---------------------------  ---------------------
                                                                       CAPITAL
    ALLIANCE FUND NAME                                     DIVIDENDS    GAINS
--------------------------------------------------------------------------------
Alliance High Yield Fund      $                            R  C  D     R  C  D
--------------------------------------------------------------------------------
     TOTAL INVESTMENT         $
==========================================================

MY SOCIAL SECURITY (TAX IDENTIFICATION) NUMBER IS:     |_|_|_|_|_|_|_|_|_|

--------------------------------------------------------------------------------
                           4. YOUR SHAREHOLDER OPTIONS
--------------------------------------------------------------------------------

---------------------------------------
  A. AUTOMATIC INVESTMENT PLANS (AIP)
---------------------------------------

|_|  WITHDRAW FROM MY BANK ACCOUNT

I authorize Alliance to draw on my bank account for investment in my fund account(s) as indicated below (Complete Section 4D also for the bank account you wish to use).


                         Monthly Dollar Amount         Day of Withdrawal
Fund Name                ($25 minimum)                 (1st thru 31st)          Circle "all" or applicable months

                                                                                All    J F M A M J J A S O N D
-----------------------  ----------------------------  -----------------------  -----------------------------------
                                                                                All    J F M A M J J A S O N D
-----------------------  ----------------------------  -----------------------  -----------------------------------
                                                                                All    J F M A M J J A S O N D
-----------------------  ----------------------------  -----------------------  -----------------------------------
                                                                                All    J F M A M J J A S O N D
-----------------------  ----------------------------  -----------------------  -----------------------------------

Your bank must be a member of the National Automated Clearing House Association (NACHA).


|_|  DIRECT MY DISTRIBUTIONS



As indicated in Section 3, I would like my dividends and/or capital gains directed to the same class of shares of another Alliance fund.

                         "From" Fund Account #
"From" Fund Name         (if existing)                 "To" Fund Name           "To" Fund Account # (if existing)

                                                                                |_| New
                                                                                |_| Existing
-----------------------  ----------------------------  -----------------------  -----------------------------------
                                                                                |_| New
                                                                                |_| Existing
-----------------------  ----------------------------  -----------------------  -----------------------------------
                                                                                |_| New
                                                                                |_| Existing
-----------------------  ----------------------------  -----------------------  -----------------------------------
                                                                                |_| New
                                                                                |_| Existing
-----------------------  ----------------------------  -----------------------  -----------------------------------


|_|  EXCHANGE SHARES MONTHLY

I authorize Alliance to transact monthly exchanges within the same class of shares between my fund accounts as listed below.

                    "From" Fund Account #    Dollar Amount       Day of Exchange**                       "To" Fund Account #
"From" Fund Name    (if existing)            ($25 minimum)       (1st thru 31st)     "To" Fund Name      (if existing)
                                                                                                         |_| New
                                                                                                         |_| Existing
------------------  -----------------------  ------------------  ------------------  ------------------  --------------------
                                                                                                         |_| New
                                                                                                         |_| Existing
------------------  -----------------------  ------------------  ------------------  ------------------  --------------------
                                                                                                         |_| New
                                                                                                         |_| Existing
------------------  -----------------------  ------------------  ------------------  ------------------  --------------------
                                                                                                         |_| New
                                                                                                         |_| Existing
------------------  -----------------------  ------------------  ------------------  ------------------  --------------------

** Shares exchanged will be redeemed at the net asset value on the "Day of Exchange" (If the "Day of Exchange" is not a fund business day, the exchange transaction will be processed on the next fund business day). The exchange privilege is not available if stock certificates have been issued.


-----------------------------------------
  B.  SYSTEMATIC WITHDRAWAL PLANS (SWP)
-----------------------------------------

In order to establish a SWP, you must reinvest all dividends and capital gains and own or purchase shares of the Fund having a current net asset value of at least:

o $10,000 for monthly payments,    o $5,000 for bi-monthly payments,
o $4,000 for quarterly or less frequent payments

Your bank must be a member of the National Automated Clearing House Association (NACHA) in order for you to receive SWP proceeds directly into your checking account.

|_| I authorize Alliance to transact periodic redemptions from my fund account and send the proceeds to me as indicated below.

Fund Name                                            Dollar Amount ($50 minimum)     Circle "all" or applicable months
                                                                                     All    J F M A M J J A S O N D
---------------------------------------------------  ------------------------------  -----------------------------------
                                                                                     All    J F M A M J J A S O N D
---------------------------------------------------  ------------------------------  -----------------------------------
                                                                                     All    J F M A M J J A S O N D
---------------------------------------------------  ------------------------------  -----------------------------------
                                                                                     All    J F M A M J J A S O N D
---------------------------------------------------  ------------------------------  -----------------------------------

PLEASE SEND MY SWP PROCEEDS TO:

     |_|  MY CHECKING ACCOUNT (via EFT)

                                                               (1st-31st)
     I would like to have these payments occur on or about the |        | of the
     months circled above. (Complete Section 4D)

     |_|  MY ADDRESS OF RECORD (via CHECK)

     |_|  THE PAYEE AND ADDRESS SPECIFIED IN SECTION 4E (via CHECK)

                                                                  60088GEN-MIApp

-----------------------------------------
  C.  PURCHASES AND REDEMPTIONS VIA EFT
-----------------------------------------

You can call our toll-free number 1-800-221-5672 and instruct Alliance Fund Services, Inc. in a recorded conversation to purchase, redeem or exchange shares for your account. Purchase and redemption requests will be processed via electronic funds transfer (EFT) to and from your bank account.

Instructions:  o    Review the information in the Prospectus about telephone
                    transaction services.

               o If you select the telephone purchase or redemption privilege, you must write "VOID" across the face of a check from the bank account you wish to use and attach it to
                    Section 4D of this application.

PURCHASES AND REDEMPTIONS VIA EFT

|_| I hereby authorize Alliance Fund Services, Inc. to effect the purchase and/or redemption of Fund shares for my account according to my telephone instructions or telephone instructions from my Broker/Agent, and to withdraw money or credit money for such shares via EFT from the bank account I have selected.

     In the case of shares purchased by check, redemption proceeds may not be made available until the fund is reasonably assured that the check has cleared, normally 15 calendar days after the purchase date.

------------------------
  D.  BANK INFORMATION
------------------------

This bank account information will be used for:

|_|  Distributions (Section 3)               |_|  Automatic Investments
                                                  (Section 4A)

|_|  Systematic Withdrawals (Section 4B)     |_|  Telephone Transactions
                                                  (Section 4C)

Please attach a voided check:

--------------------------------------------------------------------------------



                       Tape Preprinted Voided Check Here.
                 We Cannot Establish These Services Without it.



--------------------------------------------------------------------------------

Your bank must be a member of the National Automated Clearing House Association (NACHA) in order to have EFT transactions processed to your fund account.

For EFT transactions, the fund requires signatures of bank account owners exactly as they appear on bank records.

-----------------------------------
  E.  THIRD PARTY PAYMENT DETAILS
-----------------------------------

This third party payee information will be used for:

|_| Distributions (Section 3)            |_| Systematic Withdrawals (Section 4B)

     |_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|
     Name

     |_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|
     Address - Line 1

     |_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|
     Address - Line 2

     |_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|
     Address - Line 3

--------------------------------------------------------------------------------
           5. SHAREHOLDER AUTHORIZATION This section MUST be completed
--------------------------------------------------------------------------------

TELEPHONE EXCHANGES AND REDEMPTIONS BY CHECK

Unless I have checked one or both boxes below, these privileges will automatically apply, and by signing this application, I hereby authorize Alliance Fund Services, Inc. to act on my telephone instructions, or on telephone instructions from any person representing himself to be an authorized employee of an investment dealer or agent requesting a redemption or exchange on my behalf. (NOTE: Telephone exchanges may only be processed between accounts that have identical registrations.) Telephone redemption checks will only be mailed to the name and address of record; and the address must have no change within the last 30 days. The maximum telephone redemption amount is $50,000. This service can be enacted once every 30 days.

|_|  I do NOT elect the telephone exchange service.

|_|  I do NOT elect the telephone redemption by check service.

I CERTIFY UNDER PENALTY OF PERJURY THAT THE NUMBER SHOWN IN SECTION 1 OF THIS FORM IS MY CORRECT TAX IDENTIFICATION NUMBER OR SOCIAL SECURITY NUMBER AND THAT I HAVE NOT BEEN NOTIFIED THAT THIS ACCOUNT IS SUBJECT TO BACKUP WITHHOLDING.

By selecting any of the above telephone privileges, I agree that neither the Fund nor Alliance, Alliance Fund Distributors, Inc., Alliance Fund Services, Inc. or other Fund Agent will be liable for any loss, injury, damage or expense as a result of acting upon telephone instructions purporting to be on my behalf, that the Fund reasonably believes to be genuine, and that neither the Fund nor any such party will be responsible for the authenticity of such telephone instructions. I understand that any or all of these privileges may be discontinued by me or the Fund at any time. I understand and agree that the Fund reserves the right to refuse any telephone instructions and that my investment dealer or agent reserves the right to refuse to issue any telephone instructions I may request.

For non-residents only: Under penalties of perjury, I certify that to the best of my knowledge and belief, I qualify as a foreign person as indicated in
Section 2.

I am of legal age and capacity and have received and read the Prospectus and agree to its terms.

THE INTERNAL REVENUE SERVICE DOES NOT REQUIRE YOUR CONSENT TO ANY PROVISION OF THIS DOCUMENT OTHER THAN THE CERTIFICATION REQUIRED TO AVOID BACK-UP WITHHOLDING.

--------------------------------  ----------------------------
Signature                         Date

--------------------------------  ----------------------------  ----------------
Signature                         Date                          Acceptance Date


--------------------------------------------------------------------------------
         DEALER/AGENT AUTHORIZATION For selected Dealers or Agents ONLY.
--------------------------------------------------------------------------------

We hereby authorize Alliance Fund Services, Inc. to act as our agent in connection with transactions under this authorization form; and we guarantee the signature(s) set forth in Section 5, as well as the legal capacity of the shareholder.

-------------------------------------------  -----------------------------------
Dealer/Agent Firm                            Authorized Signature

-------------------------------------------  --------------  -------------------
Representative First Name                    MI              Last Name

--------------------------------------------------------------------------------
Representative Number

--------------------------------------------------------------------------------
Branch Office Address

--------------------------------------------------------------------------------
City                            State                         Zip Code

                                (        )
--------------------------------------------------------------------------------
Branch Number                   Branch Phone

                        ALLIANCE SUBSCRIPTION APPLICATION
--------------------------------------------------------------------------------

                            ALLIANCE HIGH YIELD FUND
                                 ADVISOR CLASS

--------------------------------------------------------------------------------
                          INFORMATION AND INSTRUCTIONS
--------------------------------------------------------------------------------

TO OPEN YOUR NEW ALLIANCE ACCOUNT...

Please complete the application and mail it to:
     ALLIANCE FUND SERVICES, INC.
     P.O. BOX 1520
     SECAUCUS, NEW JERSEY 07096-1520

For certified or overnight deliveries, send to:
     ALLIANCE FUND SERVICES, INC.
     500 PLAZA DRIVE
     SECAUCUS, NEW JERSEY 07094


-----------
 SECTION 1   YOUR ACCOUNT REGISTRATION (REQUIRED)
-----------

Complete one of the available choices. To ensure proper tax reporting to the
IRS:

     --   Individuals, Joint Tenants and Gift/Transfer to a Minor:

          o Indicate your name(s) exactly as it appears on your social security card.

     --   Trust/Other:

          o Indicate the name of the entity exactly as it appeared on the notice you received from the IRS when your Employer Identification number was assigned.

-----------
 SECTION 2   YOUR ADDRESS (REQUIRED)
-----------
Complete in full.

-----------
 SECTION 3   YOUR INITIAL INVESTMENT (REQUIRED)
-----------

For each fund in which you are investing: 1) Write the dollar amount of your initial purchase 2) Circle a distribution option for your dividends 3) Circle a distribution option for your capital gains. All distributions (dividends and capital gains) will be reinvested into your fund account unless you direct otherwise. If you want distributions sent directly to your bank account, then you must complete Section 4D and attach a voided check for that account. If you want your distributions sent to a third party you must complete Section 4E.

-----------
 SECTION 4   YOUR SHAREHOLDER OPTIONS (COMPLETE ONLY THOSE OPTIONS YOU WANT)
-----------

A. AUTOMATIC INVESTMENT PLANS (AIP) - You can make periodic investments into any of your Alliance Funds in one of three ways. First, by a periodic withdrawal ($25 minimum) directly from your bank account and invested into an Alliance Fund. Second, you can direct your distributions (dividends and capital gains) from one Alliance Fund into another Fund. Or third, you can automatically exchange monthly ($25 minimum) shares of one Alliance Fund for shares of another Fund. To elect one of these options, complete the appropriate portion of Section 4A.

B. SYSTEMATIC WITHDRAWAL PLANS (SWP) - Complete this option if you wish to periodically redeem dollars from one of your fund accounts. Payments can be made via Electronic Funds Transfer (EFT) to your bank account or by check.

C. TELEPHONE TRANSACTIONS VIA EFT - Complete this option if you would like to be able to transact via telephone between your fund account and your bank account.

D. BANK INFORMATION - If you have elected any options that involve transactions between your bank account and your fund account or have elected cash distribution options and would like the payments sent to your bank account, please tape a voided check of the account you wish to use to this section of the application.

E. THIRD PARTY PAYMENT DETAILS - If you have chosen cash distributions and/or a Systematic Withdrawal Plan and would like the payments sent to a person and/or address other than those provided in section 1 or 2, complete this option.

-----------
 SECTION 5   SHAREHOLDER AUTHORIZATION (REQUIRED)
-----------

All owners must sign. If it is a custodial, corporate, or trust account, the custodian, an authorized officer, or the trustee respectively must sign.

IF WE CAN ASSIST YOU IN ANY WAY, PLEASE DO NOT HESITATE TO CALL US AT: (800) 221-5672.

(LOGO)                     ALLIANCE HIGH YIELD FUND, INC.

____________________________________________________________

P.O. Box 1520, Secaucus, New Jersey  07096-1520
Toll Free (800) 221-5672
For Literature:  Toll Free (800) 227-4618
____________________________________________________________

           STATEMENT OF ADDITIONAL INFORMATION
                      April 15, 1997

____________________________________________________________

   This Statement of Additional Information is not a prospectus but supplements and should be read in conjunction with the current Prospectus that offers Class A, Class B and Class C shares of Alliance High Yield Fund, Inc. (the "Fund"), and the Prospectus that offers the Advisor Class shares of the Fund, each dated April 15, 1997 (the "Advisor Class Prospectus" and, together with any Prospectus that offers the Class A, Class B and Class C shares, the "Prospectus(es)"). Copies of the Prospectus(es) of the Fund may be obtained by contacting Alliance Fund Services, Inc. at the address or the "For Literature" telephone number shown above.

                     TABLE OF CONTENTS

                                                           PAGE

Description of the Fund. . . . . . . . . . . . . . . .
Management of the Fund . . . . . . . . . . . . . . . .
Expenses of the Fund . . . . . . . . . . . . . . . . .
Purchase of Shares . . . . . . . . . . . . . . . . . .
Redemption and Repurchase of Shares  . . . . . . . . .
Shareholder Services . . . . . . . . . . . . . . . . .
Net Asset Value  . . . . . . . . . . . . . . . . . . .
Dividends, Distributions and Taxes . . . . . . . . . .
Portfolio Transactions . . . . . . . . . . . . . . . .
General Information  . . . . . . . . . . . . . . . . .
Report of Independent Auditors and
  Financial Statement  . . . . . . . . . . . . . . . .
Appendix A:  Options . . . . . . . . . . . . . . . . .      A-1
Appendix B:  Bond Ratings  . . . . . . . . . . . . . .      B-1

______________________
(R): This registered service mark used under license from the owner, Alliance Capital Management L.P.

                     DESCRIPTION OF THE FUND


    Except as otherwise indicated, the investment policies of Alliance High Yield Fund, Inc. (the "Fund") are not "fundamental policies" and may, therefore, be changed by the Board of Directors without a shareholder vote. However, the Fund will not change its investment policies without contemporaneous written notice to its shareholders. The Fund's investment objectives may not be changed without shareholder approval. There can be, of course, no assurance that the Fund will achieve its investment objectives.

Investment Objective

         The Fund is a diversified, open-end management investment company whose fundamental investment objective is to achieve high total return by maximizing current income and, to the extent consistent with that objective, capital appreciation. The Fund will pursue this objective by investing primarily in a diversified mix of high yield, below investment grade fixed-income securities involving greater volatility of price and risk of principal and income than higher quality fixed-income securities. The below investment grade debt securities in which the Fund may invest are known as "junk bonds."

Investment Policies

         The Fund attempts to achieve its objective by investing primarily in a diversified mix of high yield, below investment grade fixed-income securities involving greater volatility of price and risk of principal and income than higher fixed-income securities. The Fund will be managed to maximize current income by taking advantage of market developments, yield disparities and variations in the creditworthiness of issuers. The Fund will use various strategies in attempting to achieve its objective.

         Under normal circumstances, at least 65% of the Fund's total assets will be invested in high yield fixed-income securities rated below investment grade by two or more NRSROs (i.e., rated lower than Baa by Moody's Investors Services, Inc. ("Moody's") or lower than BBB by Standard & Poor's Ratings Services ("S&P")) or unrated but deemed by the Alliance Capital Management L.P., the Fund's investment adviser (the "Adviser"), to be equivalent to such lower-rated securities. The Fund will not, however, invest more than 10% of its total assets in (i) fixed-income securities which are rated lower than B3 or B- or their equivalents by two or more NRSROs or if unrated are of equivalent quality as determined by the Adviser, and (ii) money market instruments of any entity which has an outstanding issue of unsecured debt that is rated lower than B3 or B- or their equivalents by two or more NRSROs or if unrated is of equivalent quality as determined by the Adviser.

         Certain of the Fund's investments will be in fixed-income securities which are providing high current yields because of risks other than credit. For example, the Fund may invest in securities which have prepayment risks, and non-U.S. dollar denominated foreign securities, which may have currency risks.

         See Appendix B, "Bond Ratings," for a description of each rating category. In the event that any securities held by the Fund fall below those ratings, the Fund will not be obligated to dispose of such securities and may continue to hold such securities if, in the opinion of the Adviser, such investment is considered appropriate under the circumstances.

         Although not to be emphasized, in furtherance of its investment objective, the Fund may (i) invest in mortgage-backed and other asset-backed securities, (ii) enter into repurchase agreements, (iii) invest in loan participations and assignments of loans to corporate, governmental, or other borrowers originally made by institutional lenders or lending syndicates,
(iv) enter into forward commitments for the purchase or sale of securities and purchase and sell securities on a when-issued or delayed delivery basis, (v) write covered put and call options on fixed-income securities, securities indices and foreign currencies and purchase put or call options on fixed-income securities, securities indices and foreign currencies,
(vi) purchase and sell futures contracts and related options on debt securities and on indices of debt securities, (vii) enter into contracts for the purchase or sale of a specific currency for hedging purposes only, (viii) invest in foreign securities and buy and sell foreign currencies principally for the purpose of preserving the value of foreign securities or in anticipation or purchasing foreign securities, and (ix) lend portfolio securities.

    In addition to the foregoing, the Fund may from time to time make investments in (1) U.S. Government Securities,
(2) certificates of deposit, bankers' acceptances, bank notes, time deposits and interest bearing savings deposits issued or guaranteed by certain domestic and foreign banks, (3) commercial paper (rated at least A-1 by S&P or Prime-1 by Moody's or, if not rated, issued by domestic or foreign companies having high quality outstanding debt securities) and participation interests in loans extended by banks to such companies, (4) corporate debt obligations with remaining maturities of less than one year rated at least high quality as well as corporate debt obligations rated at least high grade provided the corporation also has outstanding an issue of commercial paper rated at least A-1 by S&P or Prime-1 by Moody's, and (5) floating rate or master demand notes.

Additional Investment Policies and Practices

    The following additional investment policies supplement those set forth above.

    Options. The Fund may (a) write covered call options on fixed-income securities or securities indices for the purpose of increasing its return or to provide a partial hedge against a decline in the value of its portfolio securities or both, (b) write covered put options on fixed-income securities or securities indices in order to earn additional income or (in the case of put options written on individual securities) to purchase the underlying securities at a price below the current market price, (c) purchase put or call options on fixed-income securities and securities indices in order to hedge against changes in interest rates or stock prices which may adversely affect the prices of securities that the Fund wants to purchase at a later date, to hedge its existing investments against a decline in value, or to attempt to reduce the risk of missing a market or industry segment advance, and (d) purchase put and call options and write covered put and call options against declines in the dollar value of portfolio securities and against increases in the dollar cost of securities to be acquired (i.e. as a hedge and not for speculation).

    A put option gives the purchaser of such option, upon payment of a premium, the right to deliver a specified amount of a security to the writer of the option on or before a fixed date at a predetermined price. A call option gives the purchaser of the option, upon payment of a premium, the right to call upon the writer to deliver a specified amount of a security on or before a fixed date at a predetermined price. A call option written by the Fund is "covered" if the Fund owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio. A call option is also covered if the Fund holds a call on the same security and in the same principal amount as the call written where the exercise price of the call held (i) is equal to or less than the exercise price of the call written or (ii) is greater than the exercise price of the call written if the difference is maintained by the Fund in liquid assets in a segregated account with the Custodian. A put option written by the Fund is "covered" if the Fund maintains liquid assets with a value equal to the exercise price in a segregated account with the Custodian, or else holds a put on the same security and in the same principal amount as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written. The premium paid by the purchaser of an option will reflect, among other things, the relationship of the exercise price to the market price and volatility of the underlying security, the remaining term of the option, supply and demand and interest rates. It would realize a loss if the price of the underlying security increased or remained the same or did not decrease during that period by more than the amount of the premium. If a put or call option purchased by the Fund were permitted to expire without being sold or exercised, its premium would be lost by the Fund.

    A call option is for cross-hedging purposes if the Fund does not own the underlying security, and is designed to provide a hedge against a decline in value in another security which the Fund owns or has the right to acquire. In such circumstances, the Fund collateralizes its obligation under the option by maintaining in a segregated account with the Custodian liquid assets in an amount not less than the market value of the underlying security, marked to market daily. The Fund would write a call option for cross-hedging purposes, instead of writing a covered call option, when the premium to be received from the cross-hedge transaction would exceed that which would be received from writing a covered call option, while at the same time achieving the desired hedge.

    In purchasing a call option, the Fund would be in a position to realize a gain if, during the option period, the price of the underlying security increased by an amount in excess of the premium paid. It would realize a loss if the price of the underlying security declined or remained the same or did not increase during the period by more than the amount of the premium. In purchasing a put option, the Fund would be in a position to realize a gain if, during the option period, the price of the underlying security declined by an amount in excess of the premium paid. It would realize a loss if the price of the underlying security increased or remained the same or did not decrease during that period by more than the amount of the premium. If a put or call option purchased by the Fund were permitted to expire without being sold or exercised, its premium would be lost by the Fund.

    If a put option written by the Fund were exercised, the Fund would be obligated to purchase the underlying security at the exercise price. If a call option written by the Fund were exercised, the Fund would be obligated to sell the underlying security at the exercise price. The risk involved in writing a put option is that there could be a decrease in the market value of the underlying security caused by rising interest rates or other factors. If this occurred, the option could be exercised and the underlying security would then be sold by the option holder to the Fund at a higher price than its current market value. The risk involved in writing a call option is that there could be an increase in the market value of the underlying security caused by declining interest rates or other factors. If this occurred, the option could be exercised and the underlying security would then be sold by the Fund at a lower price than its current market value. These risks could be reduced by entering into a closing transaction. The Fund retains the premium received from writing a put or call option whether or not the option is exercised. See Appendix A for a discussion of the use, risks and costs of option trading.

    The Fund may purchase or write options on securities of the types in which it is permitted to invest in privately negotiated (i.e., over-the-counter) transactions. The Fund will effect such transactions only with investment dealers and other financial institutions (such as commercial banks or savings and loan institutions) deemed creditworthy by the Adviser and the Adviser has adopted procedures for monitoring the creditworthiness of such entities. Options purchased or written by the Fund in negotiated transactions are illiquid and it may not be possible for the Fund to effect a closing transaction at a time when the Adviser believes it would be advantageous to do so. See "Illiquid Securities."

    Options on Securities Indices. The Fund may purchase and sell exchange-traded options on any securities index composed of the types of securities in which it may invest. An option on a securities index is similar to an option on a security except that, rather than the right to take or make delivery of a security at a specified price, an option on a securities index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the chosen index is greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. There are no specific limitations on the Fund's purchasing and selling of options on securities indices.

    Through the purchase of listed index options, the Fund could achieve many of the same objectives as through the use of options on individual securities. Price movements in the Fund's portfolio securities probably will not correlate perfectly with movements in the level of the index and, therefore, the Fund would bear a risk of loss on index options purchased by it if favorable price movements of the hedged portfolio securities do not equal or exceed losses on the options or if adverse price movements of the hedged portfolio securities are greater than gains realized from the options.

    Forward Commitments. The Fund may enter into forward commitments for the purchase or sale of securities. Such transactions may include purchases on a "when-issued" basis or purchases or sales on a "delayed delivery" basis. In some cases, a forward commitment may be conditioned upon the occurrence of a subsequent event, such as approval and consummation of a merger, corporate reorganization or debt restructuring (i.e., a "when, as and if issued" trade).

    When forward commitment transactions are negotiated, the price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within two months after the transaction, but delayed settlements beyond two months may be negotiated. Securities purchased or sold under a forward commitment are subject to market fluctuation, and no interest accrues to the purchaser prior to the settlement date. At the time the Fund enters into a forward commitment, it will record the transaction and thereafter reflect the value of the security purchased or, if a sale, the proceeds to be received, in determining its net asset value. Any unrealized appreciation or depreciation reflected in such valuation of a "when, as and if issued" security would be canceled in the event that the required condition did not occur and the trade was canceled.

    The use of forward commitments enables the Fund to protect against anticipated changes in interest rates and prices. For instance, in periods of rising interest rates and falling bond prices, the Fund might sell securities in its portfolio on a forward commitment basis to limit its exposure to falling prices. In periods of falling interest rates and rising bond prices, the Fund might sell a security in its portfolio and purchase the same or a similar security on a when-issued or forward commitment basis, thereby obtaining the benefit of currently higher cash yields. However, if the Adviser were to forecast incorrectly the direction of interest rate movements, the Fund might be required to complete such when-issued or forward transactions at prices inferior to the then current market values.

    The Fund's right to receive or deliver a security under a forward commitment may be sold prior to the settlement date, but the Fund will enter into forward commitments only with the intention of actually receiving or delivering the securities, as the case may be. To facilitate such transactions, the Custodian will maintain, in a segregated account of the Fund, liquid assets having value equal to, or greater than, any commitments to purchase securities on a forward commitment basis and, with respect to forward commitments to sell portfolio securities of the Fund, the portfolio securities themselves. If the Fund, however, chooses to dispose of the right to receive or deliver a security subject to a forward commitment prior to the settlement date of the transaction, it may incur a gain or loss. In the event the other party to a forward commitment transaction were to default, the Fund might lose the opportunity to invest money at favorable rates or to dispose of securities at favorable prices.

    Futures Contracts and Options on Futures Contracts. The Fund may invest in futures contracts and options thereon in order to hedge against anticipated changes in interest rates that might otherwise have an adverse effect on the value of the Fund's assets or assets it intends to acquire, sell stock index futures contracts and related options to hedge the equity portion of the Fund's assets or equity assets it intends to acquire with regard to market as distinguished from stock-specific risk, and enter into futures contracts and related options on foreign currencies in order to limit its exchange risk.

    Mortgage-Related Securities. The mortgage-related securities in which the Fund principally invests provide funds for mortgage loans made to residential home buyers. These include securities which represent interests in pools of mortgage loans made by lenders such as savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled for sale to investors (such as the Fund) by various governmental, government-related and private organizations.

    Interests in pools of mortgage-related securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their residential mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying residential property, refinancing or foreclosure, net of fees or costs which may be incurred. Some mortgage-related securities, such as securities issued by the Government National Mortgage Association ("GNMA"), are described as "modified pass-through." These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, regardless of whether or not the mortgagor actually makes the payment.

    The average life of pass-through pools varies with the maturities of the underlying mortgage instruments. In addition, a pool's term may be shortened by unscheduled or early payments of principal and interest on the underlying mortgages. The occurrence of mortgage prepayments is affected by factors including the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions. As prepayment rates of individual pools vary widely, it is not possible to accurately predict the average life of a particular pool. For pools of fixed-rate 30-year mortgages, common industry practice is to assume that prepayments will result in a 12-year average life. Pools of mortgages with other maturities or different characteristics will have varying average life assumptions. The assumed average life of pools of mortgages having terms of less than 30 years, is less than 12 years, but typically not less than 5 years.

    Yields on pass-through securities are typically quoted by investment dealers and vendors based on the maturity of the underlying instruments and the associated average life assumption. In periods of falling interest rates the rate of prepayment tends to increase, thereby shortening the actual average life of a pool of mortgage-related securities. Conversely, in periods of rising interest rates the rate of prepayment tends to decrease, thereby lengthening the actual average life of the pool. Historically, actual average life has been consistent with the 12-year assumption referred to above. Actual prepayment experience may cause the yield to differ from the assumed average life yield. Reinvestment of prepayments may occur at higher or lower interest rates than the original investment, thus affecting the yield of the Fund. The compounding effect from reinvestment of monthly payments received by the Fund will increase the yield to shareholders compared with bonds that pay interest semi-annually.

    The principal governmental (i.e., backed by the full faith and credit of the United States Government) guarantor of mortgage-related securities is GNMA. GNMA is a wholly-owned United States Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the United States Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of FHA-insured or VA-guaranteed mortgages.

    Government-related (i.e., not backed by the full faith and credit of the United States Government) guarantors include the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation. The Federal National Mortgage Association ("FNMA") is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases residential mortgages from a list of approved seller/servicers which include state and federally-chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the United States Government. The Federal Home Loan Mortgage Corporation ("FHLMC") is a corporate instrumentality of the United States Government whose stock is owned by the twelve Federal Home Loan Banks. Participation certificates issued by FHLMC, which represent interests in mortgages from FHLMC's national portfolio, are guaranteed by FHLMC as to the timely payment of interest and ultimate collection of principal but are not backed by the full faith and credit of the United States Government.

    Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may also be the originators of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government guarantees of payments in the former pools. However, timely payment of interest and principal of these pools is supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance. The insurance and guarantees are issued by government entities, private insurers and the mortgage poolers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets the Fund's investment quality standards. There can be no assurance that the private insurers can meet their obligations under the policies. The Fund may buy mortgage-related securities without insurance or guarantees if through an examination of the loan experience and practices of the poolers the Adviser determines that the securities meet the Fund's quality standards. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable. The Fund will not maintain more than 15% of its net assets in illiquid securities.

    Mortgage-related securities in which the Fund may invest may also include collateralized mortgage obligations ("CMOs"). CMOs are debt obligations issued generally by finance subsidiaries or trusts that are secured by mortgage-backed certificates, including, in many cases, certificates issued by government-related guarantors, including GNMA, FNMA and FHLMC, together with certain funds and other collateral. Although payment of the principal of and interest on the mortgage-backed certificates pledged to secure the CMOs may be guaranteed by GNMA, FNMA or FHLMC, the CMOs represent obligations solely of the issuer and are not insured or guaranteed by GNMA, FNMA, FHLMC or any other governmental agency, or by any other person or entity. The issuers of CMOs typically have no significant assets other than those pledged as collateral for the obligations.

    The Fund also expects that governmental, government-related or private entities may create mortgage loan pools offering pass-through investments in addition to those described above. The mortgages underlying these securities may be alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may differ from customary long-term fixed rate mortgages. As new types of mortgage-related securities are developed and offered to investors, the Adviser will, consistent with the Fund's investment objective, policies and quality standards, consider making investments in such new types of securities.


    Other Asset-Backed Securities. In general, the collateral supporting asset-backed securities is of shorter maturity than mortgage loans and is less likely to experience unexpected levels of prepayments. As with mortgage-related securities, asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties and use similar credit enhancement techniques.

    Repurchase Agreements. The Fund may enter into repurchase agreements pertaining to the types of securities in which it invests with member banks of the Federal Reserve System or "primary dealers" (as designated by the Federal Reserve Bank of New York) in such securities. There is no percentage restriction on the Fund's ability to enter into repurchase agreements. The Fund may enter into repurchase agreements with the Custodian and such primary dealers. A repurchase agreement arises when a buyer purchases a security and simultaneously agrees to resell it to the vendor at an agreed-upon future date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon interest rate which is effective for the period of time the buyer's money is invested in the security and which is related to the current market rate rather than the coupon rate on the purchased security. The Fund requires continual maintenance by its custodian for its account in the Federal Reserve/Treasury Book Entry System of collateral in an amount equal to, or in excess of, the resale price. In the event a vendor defaulted on its repurchase obligation, the Fund might suffer a loss to the extent that the proceeds from the sale of the collateral were less than the repurchase price. In the event of a vendor's bankruptcy, the Fund might be delayed in, or prevented from, selling the collateral for its benefit. The Fund's Board of Directors has established procedures, which are periodically reviewed by the Board, pursuant to which the Adviser monitors the creditworthiness of the dealers with which the Fund enters into repurchase agreement transactions.

    Illiquid Securities. The Fund has adopted the following investment policy which may be changed by the vote of the Board of Directors.

    The Fund will not maintain more than 15% of its net assets (taken at market value) in illiquid securities. For this purpose, illiquid securities include, among others (a) direct placements or other securities which are subject to legal or contractual restrictions on resale or for which there is no readily available market (e.g., trading in the security is suspended or, in the case of unlisted securities, market makers do not exist or will not entertain bids or offers), (b) over-the-counter options purchased or written by the Fund and all assets used to cover written over-the-counter options, and
(c) repurchase agreements not terminable within seven days.

    Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended ("Securities Act") and securities which are otherwise not readily marketable. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

    In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act including repurchase agreements, foreign securities and corporate bonds. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

    The Fund may invest up to 5% of its net assets (taken at market value) in restricted securities, other than securities issued under Rule 144A, issued under Section 4(2) of the Securities Act, which exempts from registration "transactions by an issuer not involving any public offering." Section 4(2) instruments are restricted in the sense that they can be resold only in transactions that are exempt from the registration requirements of the Securities Act and only to institutional investors; they cannot be resold to the general public without registration.

    Securities eligible for resale under Rule 144A of the Securities Act of 1933, as amended, that have legal or contractual restrictions on resale but have a readily available market are not deemed illiquid for purposes of this limitation. More specifically, Rule 144A allows a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers. An insufficient number of qualified institutional buyers interested in purchasing certain restricted securities held by the Fund, however, could affect adversely the marketability of such portfolio securities and the Fund might be unable to dispose of such securities promptly or at reasonable prices. Rule 144A has already produced enhanced liquidity for many restricted securities, and market liquidity for such securities may continue to expand as a result of this regulation and the consequent inception of the PORTAL System sponsored by the National Association of Securities Dealers, Inc., an automated system for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers.

    The Adviser, acting under the supervision of the Board of Directors, will monitor the liquidity of restricted securities in the Fund's portfolio that are eligible for resale pursuant to Rule 144A. In reaching liquidity decisions, the Adviser will consider, inter alia, the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers making quotations to purchase or sell the security; (3) the number of other potential purchasers of the security; (4) the number of dealers undertaking to make a market in the security;(5) the nature of the security (including its unregistered nature) and the nature of the marketplace for the security (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer); and (6) any applicable Securities and Exchange Commission (the "Commission") interpretation or position with respect to such type of securities.

    Loans of Portfolio Securities. The Fund may make secured loans of its portfolio securities to brokers, dealers and financial institutions provided that liquid assets, or bank letters of credit equal to at least 100% of the market value of the securities loaned are deposited and maintained by the borrower with the Fund. The risks in lending portfolio securities, as with other extensions of credit, consist of possible loss of rights in the collateral should the borrower fail financially. In determining whether to lend securities to a particular borrower, the Adviser (subject to review by the Board of Directors) will consider all relevant facts and circumstances, including the creditworthiness of the borrower. While securities are on loan, the borrower will pay the Fund any income earned thereon and the Fund may invest any cash collateral in portfolio securities, thereby earning additional income, or receive an agreed-upon amount of income from a borrower who has delivered equivalent collateral. The Fund will have the right to regain record ownership of loaned securities or equivalent securities in order to exercise ownership rights such as voting rights, subscription rights and rights to dividends, interest or other distributions. The Fund may pay reasonable finders, administrative and custodial fees in connection with a loan. The Fund will not lend its portfolio securities to any officer, director, employee or affiliate of the Fund or the Adviser. The Board of Directors will monitor the Fund's lending of portfolio securities.

    U.S. Government Securities. U.S. Government securities include: (i) U.S. Treasury obligations, which differ only in their interest rates, maturities and times of issuance as follows: U.S. Treasury bills (maturity of one year or less), U.S. Treasury notes (maturities of one to ten years) and U.S. Treasury bonds (generally maturities of greater than ten years); and
(ii) obligations issued or guaranteed by U.S. Government agencies and instrumentalities that are supported by the full faith and credit of the United States (such as securities issued by the Farmers Home Administration, the Government National Mortgage Association ("GNMA"), the Department of Housing and Urban Development, the Export-Import Bank, the General Services Administration and the Maritime Administration and certain securities issued by the Federal Housing Administration and the Small Business Administration). The maturities of U.S. Government securities usually range from three months to 30 years.

         Securities issued by GNMA ("GNMA Certificates") differ in certain respects from other U.S. Government securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. GNMA Certificates are mortgage-backed securities representing part ownership of a pool of mortgage loans. These loans -- issued by lenders such as mortgage bankers, commercial banks and savings and loan-associations -- are either insured by the Federal Housing Administration or guaranteed by the Veterans Administration. A "pool" or group of such mortgages is assembled and, after being approved by GNMA, is offered to investors through securities dealers. Once approved by GNMA, the timely payment of interest and principal on each mortgage is guaranteed by the full faith and credit of the United States. GNMA Certificates also differ from other U.S. Government securities in that principal is paid back monthly by the borrower over the term of the loan rather than returned in a lump sum at maturity. GNMA Certificates are called "pass-through" securities because both interest and principal payments (including pre-payments) are passed through to the holder of the Certificate. Upon receipt, principal payments are used by the Portfolio to purchase additional U.S. Government securities.

    General. The successful use of the foregoing investment practices, all of which are highly specialized investment activities, draws upon the Adviser's special skills and experience with respect to such instruments and usually depends on the Adviser's ability to forecast interest rate movements correctly. Should interest rates move in an unexpected manner, the Fund may not achieve the anticipated benefits of these practices or may realize losses and, thus be in an worse position than if such strategies had not been used. In addition, the correlation between movements in the prices of such instruments and movements in the prices of the securities hedged or used for cover will not be perfect and could produce unanticipated losses.

    The Fund's ability to dispose of its position in options, interest rate transactions and forward commitment contracts will depend on the availability of liquid markets in such instruments. Markets for all these vehicles with respect to a number of fixed-income securities are relatively new and still developing. If, for example, a secondary market does not exist with respect to an option purchased or written by the Fund over-the-counter, it might not be possible to effect a closing transaction in the option (i.e., dispose of the option) with the result that (i) an option purchased by the Fund would have to be exercised in order for the Fund to realize any profit and (ii) the Fund may not be able to sell portfolio securities covering an option written by the Fund until the option expires. Therefore, no assurance can be given that the Fund will be able to utilize these instruments effectively for the purposes set forth above. Furthermore, the Fund's ability to engage in options transactions may be limited by tax considerations. See "Dividends, Distributions and Taxes-U.S. Federal Income Taxes" below.

    Portfolio Turnover. The Fund may engage in active short-term trading to benefit from yield disparities among different issues of securities, to seek short-term profits during periods of fluctuating interest rates or for other reasons. Such trading will increase the Fund's rate of turnover and the incidence of short-term capital gain taxable as ordinary income. The Adviser anticipates that the annual turnover in the Fund will not be in excess of 500%, . An annual turnover rate of 500% occurs, for example, when all of the securities in the Fund's portfolio are replaced five times in a period of one year. Such high rate of portfolio turnover involves correspondingly greater expenses than a lower rate, which expenses must be borne by the Fund and its shareholders. High portfolio turnover also may result in the realization of substantial net short-term capital gains. See "Dividends, Distributions and Taxes" and "General Information -- Portfolio Transactions."

Certain Risk Considerations

Risks of Options on Futures Contracts, Forward
Contracts and Options on Foreign Currencies

    Unlike transactions entered into by the Fund in futures contracts, options on foreign currencies and forward contracts are not traded on contract markets regulated by the CFTC or (with the exception of certain foreign currency options) by the Commission. To the contrary, such instruments are traded through financial institutions acting as market-makers, although foreign currency options are also traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to Commission regulation. Similarly, options on securities may be traded over-the-counter. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, the option writer and a trader of forward contracts could lose amounts substantially in excess of their initial investments, due to the margin and collateral requirements associated with such positions.

    Options on foreign currencies traded on national securities exchanges are within the jurisdiction of the SEC, as are other securities traded on such exchanges. As a result, many of the protections provided to traders on organized exchanges will be available with respect to such transactions. In particular, all foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation ("OCC"), thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting the Fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

    The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of the availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in applicable foreign countries for this purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercise, or would result in undue burdens on the OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

    In addition, futures contracts, options on futures contracts, forward contracts and options on foreign currencies may be traded on foreign exchanges. Such transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by (i) other complex foreign political and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions,
(iii) delays in the Fund's ability to act upon economic events occurring in foreign markets during nonbusiness hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (v) lesser trading volume.

Forward Foreign Currency Exchange Contracts

    The Fund may purchase or sell forward foreign currency exchange contracts ("forward contracts") to attempt to minimize the risk to the Fund from adverse changes in the relationship between the U.S. dollar and foreign currencies. A forward contract is an obligation to purchase or sell a specific currency for an agreed price at a future date, and is individually negotiated and privately traded by currency traders and their customers. The Fund may enter into a forward contract, for example, when it enters into a contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of the security ("transaction hedge"). The Fund may not engage in transaction hedges with respect to the currency of a particular country to an extent greater than the aggregate amount of the Fund's transactions in that currency. Additionally, for example, when the Fund believes that a foreign currency may suffer a substantial decline against the U.S.dollar, it may enter into a forward sale contract to sell an amount of that foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency, or when the Fund believes that the U.S. dollar may suffer a substantial decline against a foreign currency, it may enter into a forward purchase contract to buy that foreign currency for a fixed dollar amount ("position hedge"). In this situation the Fund may, in the alternative, enter into a forward contract to sell a different foreign currency for a fixed U.S. dollar amount where the Fund believes that the U.S. dollar value of the currency to be sold pursuant to the forward contract will fall whenever there is a decline in the U.S. dollar value of the currency in which portfolio securities of the Fund are denominated ("cross-hedge"). The Fund's custodian will place cash not available for investment or liquid assets in a segregated account of the Fund having a value equal to the aggregate amount of the Fund's commitments under forward contracts entered into with respect to position hedges and cross-hedges. If the value of the securities placed in a segregated account declines, additional cash or securities will be placed in the account on a daily basis so that the value of the account will equal the amount of the Fund's commitments with respect to such contracts. As an alternative to maintaining all or part of the segregated account, the Fund may purchase a call option permitting the Fund to purchase the amount of foreign currency being hedged by a forward sale contract at a price no higher than the forward contract price or the Fund may purchase a put option permitting the Fund to sell the amount of foreign currency subject to a forward purchase contract at a price as high or higher than the forward contract price. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts.

Forward Commitments

    The Fund may enter into forward commitments for the purchase or sale of securities. Such transactions may include purchases on a "when-issued" basis or purchases or sales on a "delayed delivery" basis. In some cases, a forward commitment may be conditioned upon the occurrence of a subsequent event, such as approval and consummation of a merger, corporate reorganization or debt restructuring (i.e., a "when, as and if issued" trade).

    When forward commitment transactions are negotiated, the price, which generally is expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within two months after the transaction, but delayed settlements beyond two months may be negotiated. Securities purchased or sold under a forward commitment are subject to market fluctuation, and no interest or dividends accrue to the purchaser prior to the settlement date. At the time the Fund intends to enter into a forward commitment, it will record the transaction and thereafter reflect the value of the security purchased or, if a sale, the proceeds to be received, in determining its net asset value. Any unrealized appreciation or depreciation reflected in such valuation of a "when, as and if issued" security would be cancelled in the event that the required conditions did not occur and the trade was cancelled.

    The Fund's right to receive or deliver a security under a forward commitment may be sold prior to the settlement date, but the Fund will enter into forward commitments only with the intention of actually receiving or delivering the securities, as the case may be. To facilitate such transactions, the Fund's custodian will maintain, in a segregated account of the Fund, liquid assets having value equal to, or greater than, any commitments to purchase securities on a forward commitment basis and, with respect to forward commitments to sell portfolio securities of the Fund, the portfolio securities themselves. If the Fund, however, chooses to dispose of the right to receive or deliver a security subject to a forward commitment prior to the settlement date of the transaction, it may incur a gain or loss. In the event the other party to a forward commitment transaction were to default, the Fund might lose the opportunity to invest money at favorable rates or to dispose of securities at favorable prices.

    Investments in Lower-Rated and Unrated Instruments. Substantially all of the Fund's assets will be invested in high yield, high risk debt securities that are rated in the lower rating categories (i.e., below investment grade) or which are unrated but are of comparable quality as determined by the Adviser. Debt securities rated below investment grade are those rated Ba or lower by Moody's or BB or lower by S&P and are considered by those organizations to be subject to greater risk of loss of principal and interest than higher-rated securities and are considered to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal, which may in any case decline during sustained periods of deteriorating economic conditions or rising interest rates. The Fund may invest in securities having the lowest ratings for non-subordinated debt instruments assigned by Moody's or S&P (i.e., rated C by Moody's or CCC or lower by S&P) and in unrated securities of comparable investment quality. These securities are considered to have extremely poor prospects of ever attaining any real investment standing, to have a current identifiable vulnerability to default, to be unlikely to have the capacity to pay interest and repay principal when due in the event of adverse business, financial or economic conditions, and/or to be in default or not current in the payment of interest or principal.

    Lower-rated securities generally are considered to be subject to greater market risk than higher-rated securities in times of deteriorating economic conditions. In addition, lower-rated securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities, although the market values of securities rated below investment grade and comparable unrated securities tend to react less to fluctuations in interest rate levels than do those of higher-rated securities. The market for lower-rated securities may be thinner and less active than that for higher-quality securities, which can adversely affect the prices at which these securities can be sold. To the extent that there is no established secondary market for lower-rated securities, the Adviser may experience difficulty in valuing such securities and, in turn, the Fund's assets. In addition, adverse publicity and investor perceptions about lower-rated securities, whether or not based on fundamental analysis, may tend to decrease the market value and liquidity of such lower-rated securities. Transaction costs with respect to lower-rated securities may be higher, and in some cases information may be less available, than is the case with investment grade securities.

    Many fixed income securities, including certain U.S. corporate fixed income securities in which the Fund may invest, contain call or buy-back features which permit the issuer of the security to call or repurchase it. Such securities may present risks based on payment expectations. If an issuer exercises such a "call option" and redeems the security, the Fund may have to replace the called security with a lower yielding security, resulting in a decreased rate of return for the Fund.

    Ratings of fixed-income securities by Moody's and S&P are a generally accepted barometer of credit risk. They are, however, subject to certain limitations from an investor's standpoint. The rating of a security is heavily weighted by past developments and does not necessarily reflect probable future conditions. There is frequently a lag between the time a rating is assigned and the time it is updated. In addition, there may be varying degrees of difference in the credit risk of securities within each rating category.

    Non-rated securities will also be considered for investment by the Fund when the Adviser believes that the financial condition of the issuers of such securities, or the protection afforded by the terms of the securities themselves, limits the risk to the Fund to a degree comparable to that of rated securities which are consistent with the Fund's objectives and policies.

    The Adviser will try to reduce the risk inherent in its investment approach through credit analysis, diversification and attention to current developments and trends in interest rates and economic and political conditions. However, there can be no assurance that losses will not occur. Since the risk of default is higher for lower-quality securities, the Adviser's research and credit analysis are a correspondingly more important aspect of its program for managing the Fund's securities than would be the case if the Fund did not invest in lower-rated securities. In considering investments for the Fund, the Adviser will attempt to identify those high-yielding securities whose financial condition is adequate to meet future obligations, has improved, or is expected to improve in the future. The Adviser's analysis focuses on relative values based on such factors as interest or dividend coverage, asset coverage, earnings prospects, and the experience and managerial strength of the issuer.

    In seeking to achieve the Fund's investment objectives, there will be times, such as during periods of rising interest rates, when depreciation and realization of capital losses on securities in the Fund's portfolio will be unavoidable. Moreover, medium and lower rated securities and non-rated securities of comparable quality may be subject to wider fluctuations in yield and market values than higher-rated securities under certain market conditions. Such fluctuations after a security is acquired do not affect the cash income received from that security but are reflected in the net asset value of the Fund.

    Risks of Investments In Foreign Securities. Foreign issuers are subject to accounting and financial standards and requirements that differ, in some cases significantly, from those applicable to U.S. issuers. In particular, the assets and profits appearing on the financial statements of a foreign issuer may not reflect its financial position or results of operations in the way they would be reflected had the financial statement been prepared in accordance with U.S. generally accepted accounting principles. In addition, for an issuer that keeps accounting records in local currency, inflation accounting rules in some of the countries in which the Fund will invest require, for both tax and accounting purposes, that certain assets and liabilities be restated on the issuer's balance sheet in order to express items in terms of currency of constant purchasing power. Inflation accounting may indirectly generate losses or profits. Consequently, financial data may be materially affected by restatements for inflation and may not accurately reflect the real condition of those issuers and securities markets. Substantially less information is publicly available about certain non-U.S. issuers than is available about U.S. issuers.

    Expropriation, confiscatory taxation, nationalization, political, economic or social instability or other similar developments, such as military coups, have occurred in the past in countries in which the Fund will invest and could adversely affect the Fund's assets should these conditions or events recur.

    Foreign investment in certain foreign securities is restricted or controlled to varying degrees. These restrictions or controls may at times limit or preclude foreign investment in certain foreign securities and increase the costs and expenses of the Fund. Certain countries in which the Fund will invest require governmental approval prior to investments by foreign persons, limit the amount of investment by foreign persons in a particular issuer, limit the investment by foreign persons only to a specific class of securities of an issuer that may have less advantageous rights than the classes available for purchase by domiciliaries of the countries and/or impose additional taxes on foreign investors.

    Certain countries other than those on which the Fund will focus it investments may require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if a deterioration occurs in a country's balance of payments, the country could impose temporary restrictions on foreign capital remittances. The Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investments. Investing in local markets may require the portfolio to adopt special procedures, seek local governmental approvals or take other actions, each of which may involve additional costs to the Fund.

    Income from certain investments held by the Fund could be reduced by foreign income taxes, including withholding taxes. It is impossible to determine the effective rate of foreign tax in advance. The Fund's net asset value may also be affected by changes in the rates or methods of taxation applicable to the Fund or to entities in which the Fund has invested. The Adviser generally will consider the cost of any taxes in determining whether to acquire any particular investments, but can provide no assurance that the tax treatment of investments held by the Fund will not be subject to change.

    Debt Securities. The net asset value of the Fund's shares will change as the general levels of interest rates fluctuate. When interest rates decline, the value of a portfolio primarily invested in debt securities can be expected to rise. Conversely, when interest rates rise, the value of a portfolio primarily invest in debt securities can be expected to decline. Certain debt securities in which the Fund may invest are floating-rate debt securities. To the extent that the Fund does not enter into interest rate swaps with respect to such floating-rate debt securities, the Fund may be subject to greater risk during periods of declining interest rates.

    Future Developments. The Fund may, following written notice to its shareholders, take advantage of other investment practices which are not at present contemplated for use by the Fund or anticipates that the net return on the Fund's investment portfolio will exceed the interest expense by the Fund on borrowing.

Fundamental Investment Policies

    There are several fundamental investment restrictions which apply. These restrictions, may not be changed without shareholder approval, which means the affirmative vote of the holders of (i) 67% or more or the shares represented at a meeting at which more than 50% of the outstanding shares are represented, or (ii) more than 50% of the outstanding shares, whichever is less. Whenever any investment restriction states a maximum percentage of the Fund's assets which may be invested in any security or other asset, it is intended that such maximum percentage limitation be determined immediately after and as a result of the Fund's acquisition of such securities or other assets. Accordingly, any later increases or decreases in percentage beyond the specified limitation resulting from a change in values or net assets will not be considered a violation.

    The Fund may not:

    (1) underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under certain Federal securities laws;

    (2) make short sales of securities, except when it has, by reason of ownership of other securities, the right to obtain securities of equivalent kind and amount that will be held so long as it is in a short position;

    (3) issue senior securities;

    (4) purchase real estate or mortgages; however, the Fund may, as appropriate and consistent with its investment policies and other investment restrictions (a) buy securities of issuers which engage in real estate operations and securities which are secured by interests in real estate (including partnership interests and shares of real estate investment trusts) and (b) may hold and sell real estate acquired as a result of ownership of such securities;

    (5) purchase any security on margin or borrow money, except that this restriction shall not apply to (a) borrowing from banks for temporary purposes, (b) the pledging of assets to banks in order to transfer funds for various purposes as required without interfering with the orderly liquidation of securities in the Fund (but not for leveraging purposes), or (c) margin payments or pledges in connection with options, futures contracts, options on futures contracts, forward contracts or options on foreign currencies;

    (6) make loans except through (a) the purchase of debt obligations in accordance with its investment objectives and policies; (b) the lending of portfolio securities; or (c) the use of repurchase agreements;

    (7) purchase or sell commodities (except that the Fund may purchase and sell futures contracts and related options on debt securities and on indices of debt securities).

Non-Fundamental Restrictions

The following investment restrictions are not fundamental. They may be changed without a vote of that Fund's shareholders.

The Fund will not:

    (1) invest more than 15% of its assets in securities restricted as to disposition under Federal securities laws, or securities otherwise considered illiquid or not readily marketable, including repurchase agreements having a maturity of more than seven days; however, this restriction will not apply to securities sold pursuant to Rule 144A under the Securities Act of 1933, so long as such securities meet liquidity guidelines to be established by the Fund's Board of Directors;

    (2) trade in foreign exchange (except transactions incidental to the settlement of purchases or sales of securities for the
Fund) except in connection with its foreign currency hedging strategies, provided the amount of foreign exchange underlying such a currency hedging transactions does not exceed 10% of such the Fund's net assets;

    (3) acquire securities of any company that is a securities broker or dealer,a securities underwriter, an investment adviser of an investment company, or an investment adviser registered under the Investment Advisers Act of 1940 (other than any such company that derives no more than 15% of its gross revenues from securities related activities), except the Fund may purchase bank, trust company, and bank holding company stock, and except that the Fund may invest, in accordance with Rule 12d3-1 under the Investment Company Act, up to 5% of its total assets in any such company provided that it owns no more than 5% of the outstanding equity securities of any class plus 10% of the outstanding debt securities of such company; or

    (4) make an investment in order to exercise control or management over a company.

In addition, the Fund will not invest more than 5% of its assets in the securities of any one investment company, own more than 3% of any one investment company's outstanding voting securities, or have total holdings of investment company securities in excess of 10% of the value of the Fund's assets.



                     MANAGEMENT OF THE FUND


Directors and Officers

    The Directors and officers of the Fund, their ages and their principal occupations during the past five years are set forth below. Each such Director and officer is also a director, trustee or officer of other registered investment companies sponsored by the Adviser. Unless otherwise specified, the address of each of the following persons is 1345 Avenue of the Americas, New York, New York 10105.

Directors

    JOHN D. CARIFA,1 51, Chairman of the Board and President, is the President, Chief Operating Officer and a Director of ACMC,2 with which he has been associated since prior to 1992.

    RUTH BLOCK, 66, was formerly Executive Vice President and the Chief Insurance Officer of The Equitable Life Assurance Society of the United States ("Equitable"). She is a Director of Ecolab Incorporated (specialty chemicals) and Amoco Corporation (oil and gas). Her address is P.O. Box 4653, Stamford, Connecticut
06903.

    DAVID H. DIEVLER, 67, was formerly Chairman of the Board and
President of the Fund and a Senior Vice President of ACMC with
_________________________

1.  An interested person of the Fund as defined in the 1940 Act.

2.  For purposes of this Statement of Additional Information,
    ACMC refers to Alliance Capital Management Corporation, the sole general partner of the Adviser, and to the predecessor general partner of the Adviser of the same name.

which he had been associated since prior to 1992 through 1994. He is currently an independent consultant. His address is P.O. Box
167, Spring Lake, New Jersey 07762.

    JOHN H. DOBKIN, 54, has been the President of Historic Hudson Valley (historic preservation) since 1992. Previously, he was Director of the National Academy of Design. From 1988 to 1992 he was a Director of ACMC. His address is 105 West 55th Street, New York, New York 10019.

    WILLIAM H. FOULK, JR., 64, was formerly Senior Manager of Barrett Associates, Inc., a registered investment adviser, and President of Competrol (BJI) Limited and Crescent Diversified Limited (private investments) since prior to 1992. His address is 2 Hekma Road, Greenwich, Connecticut 06831.

    DR. JAMES M. HESTER, 72, is President of the Harry Frank Guggenheim Foundation and a Director of Union Carbide Corporation. He was formerly President of New York University, the New York Botanical Garden and Rector of the United Nations University. His address is 45 East 89th Street, New York,
New York 10128.

    CLIFFORD L. MICHEL, 57, has been a partner of the law firm of Cahill Gordon & Reindel since January 1972. President, Chief Executive Officer and Director of Wenonah Development Company (investment holding company) since 1976. Director since 1987 and Member of the Human Resources, Environmental and Safety, and Executive Committees since 1987 of Placer Dome Inc. (mining). Director, Faber-Castell Corporation from 1988-1994 (writing instruments). President of Board of Trustees of St. Mark's School from 1988 to 1993. Chairman of the Board of Trustees of Morristown Memorial Hospital (and Memorial Health Foundation) from 1991 to 1996. Director, Vice Chairman and Treasurer of Atlantic Health Systems, Inc. and Atlantic Hospital since 1996. His address is 80 Pine Street, New York, New York 10005.

    DONALD J. ROBINSON, 62, was senior partner of the law firm of Orrick, Herrington & Sutcliffe from July 1987 to December 1994; Member of the Executive Committee of the firm from January to December 1994; Senior Counsel of the firm since January 1995. Trustee of the Museum of the City of New York from 1977 to 1995. His address is 666 Fifth Avenue, 19th Floor, New York, New York 10103.

Officers

    JOHN D. CARIFA, President, see biography above.



    EDMUND P. BERGAN, JR., 46, Secretary, is a Senior Vice
President and the General Counsel of Alliance Fund Distributors,

Inc. ("AFD") and Alliance Fund Services, Inc. ("AFS") and a Vice
President and Assistant General Counsel of ACMC, with which he has been associated since prior to 1992.

    DOMENICK PUGLIESE, 35, Assistant Secretary, is a Vice
President and Associate General Counsel of AFD, with which he has been associated since May 1995. Previously, he was Vice
President and Counsel of Concord Holding Corporation since 1994,
Vice President and Associate General Counsel of Prudential
Securities since 1992.

    MARK D. GERSTEN, 45, Treasurer and Chief Financial Officer, is a Senior Vice President of AFS, with which he has been associated since prior to 1992.

    The aggregate compensation to be paid by the Fund to each of the Directors during its current fiscal year ending August 31, 1997 (estimating future payments based upon existing arrangements), and the aggregate compensation paid to each of the Directors during calendar year 1996 by all of the registered investment companies to which the Adviser provides investment advisory services (collectively, the "Alliance Fund Complex"), and the total number of registered investment companies in the Alliance Fund Complex with respect to which each of the Directors serves as a director or trustee, are set forth below. Neither the Fund nor any other fund in the Alliance Fund Complex provides compensation in the form of pensions or retirement benefits to any of its directors or trustees. Certain of the Directors is a director or trustee of one or more other registered investment companies in the Alliance Fund Complex.

                                                   Total Number
                                                   of Funds in
                                                   the Alliance
                                    Total          Complex,
                                    Compensation   Including the
                                    From the       Fund, as to
                                    Alliance Fund  which the
                    Aggregate       Complex,       Director is a
Name of Director    Compensation    Including the  Director or
of the Fund         From the Fund   Fund           Trustee

John D. Carifa          $0             $0             50
Ruth Block              $2,000         $157,500       37
David H. Dievler        $2,000         $182,000       43
John H. Dobkin          $2,000         $121,250       30
William H. Foulk, Jr.   $2,000         $144,250       32
Dr. James M. Hester     $2,000         $148,500       38
Clifford L. Michel      $2,000         $146,068       38
Donald J. Robinson      $2,000         $137,250       38

         As of March 31, 1997, the Directors and officers of the Fund as a group owned less than 1% of the shares of the Fund.


Adviser

    Alliance Capital Management L.P., a New York Stock Exchange listed company with principal offices at 1345 Avenue of the Americas, New York, New York 10105, has been retained under an investment advisory agreement (the "Advisory Agreement") to provide investment advice and, in general, to conduct the management and investment program of the Fund under the supervision and control of the Fund's Board of Directors.

    The Adviser is a leading international investment manager supervising client accounts with assets as of December 31, 1996 of more than $186 billion (of which more than $63 billion represented the assets of investment companies). The Adviser's clients are primarily major corporate employee benefit funds, public employee retirement systems, investment companies, foundations and endowment funds and included as of December 31, 1996, 34 of the FORTUNE 100 companies. As of that date, the Adviser and its subsidiaries employed approximately 1450 employees who operated out of domestic offices and the offices of subsidiaries in Bombay, Istanbul, London, Paris, Sao Paolo, Sydney, Tokyo, Toronto, Bahrain, Luxembourg and Singapore. The 52 registered investment companies comprising 110 separate investment portfolios managed by the Adviser currently have more than two million shareholders.

    Alliance Capital Management Corporation, the sole general partner of, and the owner of a 1% general partnership interest in, the Adviser, is an indirect wholly-owned subsidiary of The Equitable Life Assurance Society of the United States ("Equitable"), one of the largest life insurance companies in the United States and a wholly-owned subsidiary of The Equitable Companies Incorporated ("ECI"), a holding company controlled by AXA, a French insurance holding company. As of June 30, 1996, ACMC, Inc. and Equitable Capital Management Corporation, each a wholly-owned direct or indirect subsidiary of Equitable, together with Equitable, owned in the aggregate approximately 57% of the issued and outstanding units representing assignments of beneficial ownership of limited partnership interests in the Adviser ("Units"). As of June 30, 1996, approximately 33% and 10% of the Units were owned by the public and employees of the Adviser and its subsidiaries, respectively, including employees of the Adviser who serve as Directors of the Fund.

    As of September 6, 1996, AXA and its subsidiaries owned approximately 60.7% of the issued and outstanding shares of capital stock of ECI. AXA is the holding company for an international group of insurance and related financial services companies. AXA's insurance operations include activities in life insurance, property and casualty insurance and reinsurance. The insurance operations are diverse geographically, with activities in more than 20 countries including France, the United States, Australia, the United Kingdom, Canada and other countries, principally in Europe and the Asia/Pacific area. AXA is also engaged in asset management, investment banking, securities trading, brokerage, real estate and other financial services activities in the United States, Europe and the Asia/Pacific area.

    Based on information provided by AXA, as of September 9, 1996, 36.3% of the issued ordinary shares (representing 49.1% of the voting power) of AXA were owned directly or indirectly by Finaxa, a French holding company ("Finaxa"). As of September 6, 1996, 61.3% of the voting shares (representing 73.5% of the voting power) of Finaxa were owned by five French mutual insurance companies (the "Mutuelles AXA") (one of which, AXA Assurances I.A.R.D. Mutuelle, owned 34.8% of the voting shares representing 40.6% of the voting power), and 23.7% of the voting shares of Finaxa (representing 15.0% of the voting power) were owned by Banque Paribas, a French bank. Including the ordinary shares directly or indirectly owned by Finaxa, the Mutuelles AXA directly or indirectly owned 42.0% of the issued ordinary shares (representing 56.8% of the voting power) of AXA as of September 9, 1996. Acting as a group, the Mutuelles AXA control AXA and Finaxa. In addition, as of September 9, 1996, 7.8% of the issued ordinary shares of AXA without the power to vote were owned by subsidiaries of AXA.

    Certain other clients of the Adviser may have investment objectives and policies similar to those of the Fund. The Adviser may, from time to time, make recommendations which result in the purchase or sale of a particular security by its other clients simultaneously with the Fund. If transactions on behalf of more than one client during the same period increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price or quantity. It is the policy of the Adviser to allocate advisory recommendations and the placing of orders in a manner which is deemed equitable by the Adviser to the accounts involved, including the Fund.
When two or more of the clients of the Adviser (including the Fund) are purchasing or selling the same security on a given day from the same broker-dealer, such transactions may be averaged as to price.

    Under the Advisory Agreement, the Adviser provides investment advisory services and order placement facilities for the Fund and pays all compensation of Directors and officers of the Fund who are affiliated persons of the Adviser. The Adviser or its affiliates also furnishes the Fund, without charge, management supervision and assistance and office facilities and provides persons satisfactory to the Fund's Board of Directors to serve as the Fund's officers.

    The Advisory Agreement is terminable without penalty by a vote of a majority of the Fund's outstanding voting securities (as defined in the 1940 Act) or by a vote of a majority of the Fund's Directors on 60 days' written notice, or by the Adviser on 60 days' written notice, and will automatically terminate in the event of its assignment. The Advisory Agreement provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of the Adviser, or of reckless disregard of its obligations thereunder, the Adviser shall not be liable for any action or failure to act in accordance with its duties thereunder.

    The Advisory Agreement became effective on February 25, 1997. The Advisory Agreement will continue in effect until December 31, 1998 and thereafter for successive twelve-month periods (computed from each January 1), provided, however, that such continuance is specifically approved at least annually by a vote of a majority of the Fund's outstanding voting securities or by the Fund's Board of Directors, including in either case approval by a majority of the Directors who are not parties to the Advisory Agreement or interested persons of any such party as defined by the 1940 Act.

    The Adviser may act as an investment adviser to other persons, firms or corporations, including investment companies, and is investment adviser to the following registered investment companies: ACM Institutional Reserves, Inc., AFD Exchange Reserves, The Alliance Fund, Inc., Alliance All-Asia Investment Fund, Inc., Alliance Balanced Shares, Inc., Alliance Bond Fund, Inc., Alliance Capital Reserves, Alliance Developing Markets Fund, Inc., Alliance Global Dollar Government Fund, Inc., Alliance Global Small Cap Fund, Inc., Alliance Global Strategic Income Trust, Inc., Alliance Government Reserves, Alliance Growth and Income Fund, Inc., Alliance Income Builder Fund, Inc., Alliance International Fund, Alliance Limited Maturity Government Fund, Inc., Alliance Money Market Fund, Alliance Mortgage Securities Income Fund, Inc., Alliance Multi-Market Strategy Trust, Inc., Alliance Municipal Income Fund, Inc., Alliance Municipal Income Fund II, Alliance Municipal Trust, Alliance New Europe Fund, Inc., Alliance North American Government Income Trust, Inc., Alliance Premier Growth Fund, Inc., Alliance Quasar Fund, Inc., Alliance Real Estate Investment Fund, Inc., Alliance/Regent Sector Opportunity Fund, Inc., Alliance Short-Term Multi-Market Trust, Inc., Alliance Technology Fund, Inc., Alliance Utility Income Fund, Inc., Alliance Variable Products Series Fund, Inc., Alliance World Income Trust, Inc., Alliance Worldwide Privatization Fund, Inc., The Alliance Portfolios, Fiduciary Management Associates and The Hudson River Trust, all open-end investment companies; and to ACM Government Income Fund, Inc., ACM Government Securities Fund, Inc., ACM Government Spectrum Fund, Inc., ACM Government Opportunity Fund, Inc., ACM Managed Income Fund, Inc., ACM Managed Dollar Income Fund, Inc., ACM Municipal Securities Income Fund, Inc., Alliance Global Environment Fund, Inc., Alliance World Dollar Government Fund, Inc., Alliance World Dollar Government Fund II, Inc., The Austria Fund, Inc., The Korean Investment Fund, Inc., The Spain Fund, Inc. and The Southern Africa Fund, Inc. all closed-end investment companies.



                      EXPENSES OF THE FUND


Distribution Services Agreement

    The Fund has entered into a Distribution Services Agreement (the "Agreement") with Alliance Fund Distributors, Inc., the Fund's principal underwriter (the "Principal Underwriter"), to permit the Principal Underwriter to distribute the Fund's shares and to permit the Fund to pay distribution services fees to defray expenses associated with the distribution of its Class A shares, Class B shares and Class C shares in accordance with a plan of distribution which is included in the Agreement and has been duly adopted and approved in accordance with Rule 12b-1 adopted by the Commission under the 1940 Act (the "Rule 12b-1 Plan").

    Distribution services fees are accrued daily and paid monthly and are charged as expenses of the Fund as accrued. The distribution services fees attributable to the Class B shares and Class C shares are designed to permit an investor to purchase such shares through broker-dealers without the assessment of an initial sales charge, and at the same time to permit the Principal Underwriter to compensate broker-dealers in connection with the sale of such shares. In this regard, the purpose and function of the combined respective contingent deferred sales charges and respective distribution services fees on the Class B shares, and the distribution services fee on the Class C shares are the same as those of the initial sales charge and/or distribution services fee with respect to the Class A shares in that in each case the sales charge and distribution services fee provide for the financing of the distribution of the relevant class of the Fund's shares.

    Under the Agreement, the Treasurer of the Fund reports the amounts expended under the Rule 12b-1 Plan and the purposes for which such expenditures were made to the Directors of the Fund for their review on a quarterly basis. Also, the Agreement provides that the selection and nomination of Directors who are not "interested persons" of the Fund (as defined in the 1940 Act) are committed to the discretion of such disinterested Directors then in office. The Agreement was initially approved by the Directors of the Fund at a meeting held on February 25, 1997, and by the Fund's initial shareholder on March 28, 1997.

    In approving the Agreement, the Directors of the Fund determined that there was a reasonable likelihood that the Agreement would benefit the Fund and its shareholders. Information with respect to distribution services fees and other revenues and expenses of the Principal Underwriter will be presented to the Directors each year for their consideration in connection with their deliberations as to the continuance of the Agreement. In their review of the Agreement, the Directors will be asked to take into consideration separately with respect to each class the distribution expenses incurred with respect to such class. The distribution services fee of a particular class will not be used to subsidize the provision of distribution services with respect to any other class.

    The Agreement became effective on February 25, 1997. The Agreement will continue in effect until December 31, 1997 and thereafter for successive twelve-month periods (computed from each January 1) with respect to each class of the Fund, provided, however, that such continuance is specifically approved at least annually by the Directors of the Fund or by vote of the holders of a majority of the outstanding voting securities (as defined in the Act) of that class, and in either case, by a majority of the Directors of the Fund who are not parties to this agreement or interested persons, as defined in the Act, of any such party (other than as trustees of the Fund) and who have no direct or indirect financial interest in the operation of the Rule 12b-1 Plan or any agreement related thereto.

    The Adviser may from time to time and from its own funds or such other resources as may be permitted by rules of the Commission make payments for distribution services to the Principal Underwriter; the latter may in turn pay part or all of such compensation to brokers or other persons for their distribution assistance.

    In the event that the Agreement is terminated or not continued with respect to the Class A shares, Class B shares or Class C shares, (i) no distribution services fees (other than current amounts accrued but not yet paid) would be owed by the Fund to the Principal Underwriter with respect to that class, and
(ii) the Fund would not be obligated to pay the Principal Underwriter for any amounts expended under the Agreement not previously recovered by the Principal Underwriter from distribution services fees in respect of shares of such class or through deferred sales charges.

    All material amendments to the Agreement will become effective only upon approval as provided in the preceding paragraph; and the Agreement may not be amended in order to increase materially the costs that the Fund or a particular class of the Fund may bear pursuant to the Agreement without the approval of a majority of the holders of the outstanding voting shares of the Fund or the class or classes of the Fund affected. The Agreement may be terminated (a) by the Fund without penalty at any time by a majority vote of the holders of the Fund's outstanding voting securities, voting separately by class, or by a majority vote of the disinterested Directors or (b) by the Principal Underwriter. To terminate the Agreement, any party must give the other parties 60 days' written notice; to terminate the Rule 12b-1 Plan only, the Fund need not give notice to the Principal Underwriter. The Agreement will terminate automatically in the event of its assignment.

Transfer Agency Agreement

    Alliance Fund Services, Inc., an indirect wholly-owned subsidiary of the Adviser, receives a transfer agency fee per account holder of each of the Class A shares, Class B shares, Class C shares and Advisor Class shares of the Fund, plus reimbursement for out-of-pocket expenses. The transfer agency fee with respect to the Class B shares and Class C shares is higher than the transfer agency fee with respect to the Class A shares and Advisor Class shares.

                       PURCHASE OF SHARES


    The following information supplements that set forth in the Fund's Prospectus(es) under the heading "Purchase and Sale of Shares -- How to Buy Shares."

General

    Shares of the Fund are offered on a continuous basis at a price equal to their net asset value plus an initial sales charge at the time of purchase ("Class A shares"), with a contingent deferred sales charge ("Class B shares"), without any initial sales charge and, as long as the shares are held for one year or more, without any contingent deferred sales charge ("Class C shares"), or, to investors eligible to purchase Advisor Class shares, without any initial, contingent deferred or asset-based sales charge, in each case as described below. Shares of the Fund that are offered subject to a sales charge are offered through (i) investment dealers that are members of the National Association of Securities Dealers, Inc. and have entered into selected dealer agreements with the Principal Underwriter ("selected dealers"), (ii) depository institutions and other financial intermediaries or their affiliates, that have entered into selected agent agreements with the Principal Underwriter ("selected agents"), and (iii) the Principal Underwriter.

    Advisor Class shares of the Fund may be purchased and held solely (i) through accounts established under fee-based programs, sponsored and maintained by registered broker-dealers or other financial intermediaries and approved by the Principal Underwriter, (ii) through self-directed defined contribution employee benefit plans (e.g., 401(k) plans) that have at least 1,000 participants or $25 million in assets or (iii) by the categories of investors described in clauses (i) through (iv) below under "--Sales at Net Asset Value" (other than officers, directors and present and full-time employees of selected dealers or agents, or relatives of such person, or any trust, individual retirement account or retirement plan account for the benefit of such relative, none of whom is eligible on the basis solely of such status to purchase and hold Advisor Class shares), or (iv) by directors and present or retired full-time employees of Koll Real Estate Services. Generally, a fee-based program must charge an asset-based or other similar fee and must invest at least $250,000 in Advisor Class shares of the Fund in order to be approved by the Principal Underwriter for investment in Advisor Class shares.

    Investors may purchase shares of the Fund either through selected broker-dealers, agents, financial intermediaries or other financial representatives, or directly through the Principal Underwriter. A transaction, service, administrative or other similar fee may be charged by your broker-dealer, agent, financial intermediary or other financial representative with respect to the purchase, sale or exchange of Class A, Class B, Class C or Advisor Class shares made through such financial representative. Such financial representative may also impose requirements with respect to the purchase, sale or exchange of shares that are different from, or in addition to, those imposed by the Fund, including requirements as to the minimum initial and subsequent investment amounts. Sales personnel of selected dealers and agents distributing the Fund's shares may receive differing compensation for selling Class A, Class B, Class C or Advisor Class shares.

    Shares of the Fund may be sold in foreign countries where permissible. The Fund may refuse any order for the purchase of shares. The Fund reserves the right to suspend the sale of its shares to the public in response to conditions in the securities markets or for other reasons.

    The public offering price of shares of the Fund is their net asset value, plus, in the case of Class A shares, a sales charge which will vary depending on the purchase alternative chosen by the investor, as shown in the table below under "-Class A Shares." On each Fund business day on which a purchase or redemption order is received by the Fund and trading in the types of securities in which the Fund invests might materially affect the value of Fund shares, the per share net asset value is computed in accordance with the Fund's Articles of Incorporation and By-Laws as of the next close of regular trading on the New York Stock Exchange (the "Exchange") (currently 4:00 p.m. Eastern time) by dividing the value of the Fund's total assets, less its liabilities, by the total number of its shares then outstanding. A Fund business day is any day on which the Exchange is open for trading.

    The respective per share net asset values of the Class A, Class B, Class C and Advisor Class shares are expected to be substantially the same. Under certain circumstances, however, the per share net asset values of the Class B and Class C shares may be lower than the per share net asset values of the Class A and Advisor Class shares as a result of the differential daily expense accruals of the distribution and transfer agency fees applicable with respect to those classes of shares. Even under those circumstances, the per share net asset values of the four classes eventually will tend to converge immediately after the payment of dividends, which will differ by approximately the amount of the expense accrual differential among the classes.

    The Fund will accept unconditional orders for its shares to be executed at the public offering price equal to their net asset value next determined (plus applicable Class A sales charges), as described below. Orders received by the Principal Underwriter prior to the close of regular trading on the Exchange on each day the Exchange is open for trading are priced at the net asset value computed as of the close of regular trading on the Exchange on that day (plus applicable Class A sales charges). In the case of orders for purchase of shares placed through selected dealers, agents or financial representatives, as applicable, the applicable public offering price will be the net asset value as so determined, but only if the selected dealer, agent or financial representative receives the order prior to the close of regular trading on the Exchange and transmits it to the Principal Underwriter prior to 5:00 p.m. Eastern time. The selected dealer, agent or financial representative, as applicable, is responsible for transmitting such orders by 5:00 p.m. If the selected dealer, agent or financial representative fails to do so, the investor's right to that day's closing price must be settled between the investor and the selected dealer, agent or financial representative, as applicable. If the selected dealer, agent or financial representative, as applicable, receives the order after the close of regular trading on the Exchange, the price will be based on the net asset value determined as of the close of regular trading on the Exchange on the next day it is open for trading.

    Following the initial purchase of Fund shares, a shareholder may place orders to purchase additional shares by telephone if the shareholder has completed the appropriate portion of the Subscription Application or an "Autobuy" application obtained by calling the "For Literature" telephone number shown on the cover of this Statement of Additional Information. Except with respect to certain omnibus accounts, telephone purchase orders may not exceed $500,000. Payment for shares purchased by telephone can be made only by Electronic Funds Transfer from a bank account maintained by the shareholder at a bank that is a member of the National Automated Clearing House Association ("NACHA"). If a shareholder's telephone purchase request is received before 3:00 p.m. Eastern time on a Fund business day, the order to purchase shares is automatically placed the following Fund business day, and the applicable public offering price will be the public offering price determined as of the close of business on such following business day.

    Full and fractional shares are credited to a subscriber's account in the amount of his or her subscription. As a convenience to the subscriber, and to avoid unnecessary expense to the Fund, stock certificates representing shares of the Fund are not issued except upon written request to the Fund by the shareholder or his or her authorized selected dealer or agent.

This facilitates later redemption and relieves the shareholder of the responsibility for and inconvenience of lost or stolen certificates. No certificates are issued for fractional shares, although such shares remain in the shareholder's account on the books of the Fund.

    In addition to the discount or commission amount paid to dealers or agents, the Principal Underwriter from time to time pays additional cash or other incentives to dealers or agents, including EQ Financial Consultants, Inc., formerly Equico Securities, Inc., an affiliate of the Principal Underwriter, in connection with the sale of shares of the Fund. Such additional amounts may be utilized, in whole or in part, to provide additional compensation to registered representatives who sell shares of the Fund. On some occasions, cash or other incentives will be conditioned upon the sale of a specified minimum dollar amount of the shares of the Fund and/or other Alliance Mutual Funds, as defined below, during a specific period of time. On some occasions, such cash or other incentives may take the form of payment for attendance at seminars, meals, sporting events, or theater performances, or payment for travel, lodging and entertainment incurred in connection with travel taken by persons associated with a dealer or agent and their immediate family members to urban or resort locations within or outside the United States. Such dealer or agent may elect to receive cash incentives of equivalent amount in lieu of such payments.

    Class A, Class B, Class C and Advisor Class shares each represent an interest in the same portfolio of investments of the Fund, have the same rights and are identical in all respects, except that (i) Class A shares bear the expense of the initial sales charge (or contingent deferred sales charge, when applicable) and Class B and Class C shares bear the expense of the deferred sales charge, (ii) Class B shares and Class C shares each bear the expense of a higher distribution services fee than that borne by Class A shares, and Advisor Class shares do not bear such a fee, (iii) Class B and Class C shares bear higher transfer agency costs than that borne by Class A and Advisor Class shares, (iv) each of Class A, Class B and Class C shares has exclusive voting rights with respect to provisions of the Rule 12b-1 Plan pursuant to which its distribution services fee is paid and other matters for which separate class voting is appropriate under applicable law, provided that, if the Fund submits to a vote of the Class A shareholders, an amendment to the Rule 12b-1 Plan that would materially increase the amount to be paid thereunder with respect to the Class A shares, then such amendment will also be submitted to the Class B and Advisor Class shareholders and the Class A, Class B and Advisor Class shareholders will vote separately by class, and (v) Class B and Advisor Class shares are subject to a conversion feature. Each class has different exchange privileges and certain different shareholder service options available.

    The Directors of the Fund have determined that currently no conflict of interest exists between or among the Class A, Class B, Class C and Advisor Class shares. On an ongoing basis, the Directors of the Fund, pursuant to their fiduciary duties under the 1940 Act and state law, will seek to ensure that no such conflict arises.

Alternative Retail Purchase Arrangements -- Class A, Class B and
Class C Shares3

    The alternative purchase arrangements available with respect to Class A shares, Class B shares and Class C shares permit an investor to choose the method of purchasing shares that is most beneficial given the amount of the purchase, the length of time the investor expects to hold the shares, and other circumstances. Investors should consider whether, during the anticipated life of their investment in the Fund, the accumulated distribution services fee and contingent deferred sales charge on Class B shares prior to conversion, or the accumulated distribution services fee and contingent deferred sales charge on Class C shares, would be less than the initial sales charge and accumulated distribution services fee on Class A shares purchased at the same time, and to what extent such differential would be offset by the higher return of Class A shares. Class A shares will normally be more beneficial than Class B shares to the investor who qualifies for reduced initial sales charges on Class A shares, as described below. In this regard, the Principal Underwriter will reject any order (except orders from certain retirement plans) for more than $250,000 for Class B shares. Class C shares will normally not be suitable for the investor who qualifies to purchase Class A shares at net asset value. For this reason, the Principal Underwriter will reject any order for more than $1,000,000 for Class C shares.

    Class A shares are subject to a lower distribution services fee and, accordingly, pay correspondingly higher dividends per share than Class B shares or Class C shares. However, because initial sales charges are deducted at the time of purchase, investors purchasing Class A shares would not have all their funds invested initially and, therefore, would initially own fewer shares. Investors not qualifying for reduced initial sales charges who expect to maintain their investment for an extended period of time might consider purchasing Class A shares because the accumulated continuing distribution charges on Class B shares
_________________________

3. Advisor Class shares are sold only to investors described above in this section under "--General."

or Class C shares may exceed the initial sales charge on Class A shares during the life of the investment. Again, however, such investors must weigh this consideration against the fact that, because of such initial sales charges, not all their funds will be invested initially.

    Other investors might determine, however, that it would be more advantageous to purchase Class B shares or Class C shares in order to have all their funds invested initially, although remaining subject to higher continuing distribution charges and being subject to a contingent deferred sales charge for a four-year and one-year period, respectively. For example, based on current fees and expenses, an investor subject to the 4.25% initial sales charge would have to hold his or her investment approximately seven years for the Class C distribution services fee, to exceed the initial sales charge plus the accumulated distribution services fee of Class A shares. In this example, an investor intending to maintain his or her investment for a longer period might consider purchasing Class A shares. This example does not take into account the time value of money, which further reduces the impact of the Class C distribution services fees on the investment, fluctuations in net asset value or the effect of different performance assumptions.

    Those investors who prefer to have all of their funds invested initially but may not wish to retain Fund shares for the four-year period during which Class B shares are subject to a contingent deferred sales charge may find it more advantageous to purchase Class C shares.

Class A Shares

    The public offering price of Class A shares is the net asset value plus a sales charge, as set forth below.

                          Sales Charge

                                                   Discount Or
                                                   Commission
                                  As % of          to Dealers
                 As % of          the Public       Or Agents
Amount of        Net Amount       Offering         As % of
Purchase         Invested         Price            Offering Price

Less than
   $100,000. . .    4.44%            4.25%             4.00%
$100,000 but
   less than
   $250,000. . .    3.36             3.25              3.00
$250,000 but
    less than
    $500,000. . .   2.30             2.25              2.00
$500,000 but
    less than
    $1,000,000*. .  1.78             1.75              1.50

____________________

* There is no initial sales charge on transactions of $1,000,000 or more.

    With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase will be subject to a contingent deferred sales charge equal to 1% of the lesser of the cost of the shares being redeemed or their net asset value at the time of redemption. Accordingly, no sales charge will be imposed on increases in net asset value above the initial purchase price. In addition, no charge will be assessed on shares derived from reinvestment of dividends or capital gains distributions. The contingent deferred sales charge on Class A shares will be waived on certain redemptions, as described below under "--Class B Shares". In determining the contingent deferred sales charge applicable to a redemption of Class A shares, it will be assumed that the redemption is, first, of any shares that are not subject to a contingent deferred sales charge (for example, because an initial sales charge was paid with respect to the shares, or they have been held beyond the period during which the charge applies or were acquired upon the reinvestment of dividends and distributions) and, second, of shares held longest during the time they are subject to the sales charge. Proceeds from the contingent deferred sales charge on Class A shares are paid to the Principal Underwriter and are used by the Principal Underwriter to defray the expenses of the Principal Underwriter related to providing distribution-related services to the Fund in connection with the sales of Class A shares, such as the payment of compensation to selected dealers or agents for selling Class A shares. With respect to purchases of $1,000,000 or more made through selected dealers or agents, the Adviser may, pursuant to the Distribution Services Agreement described above, pay such dealers or agents from its own resources a fee of up to 1% of the amount invested to compensate such dealers or agents for their distribution assistance in connection with such purchases.

    No initial sales charge is imposed on Class A shares issued
(i) pursuant to the automatic reinvestment of income dividends or capital gains distributions, (ii) in exchange for Class A shares of other "Alliance Mutual Funds" (as that term is defined under "Combined Purchase Privilege" below), except that an initial sales charge will be imposed on Class A shares issued in exchange for Class A shares of AFD Exchange Reserves ("AFDER") that were purchased for cash without the payment of an initial sales charge and without being subject to a contingent deferred sales charge or (iii) upon the automatic conversion of Class B shares or Advisor Class shares as described below under "--Class B Shares-- Conversion Feature" and "--Conversion of Advisor Class Shares to Class A Shares." The Fund receives the entire net asset value of its Class A shares sold to investors. The Principal Underwriter's commission is the sales charge shown above less any applicable discount or commission "reallowed" to selected dealers and agents. The Principal Underwriter will reallow discounts to selected dealers and agents in the amounts indicated in the table above. In this regard, the Principal Underwriter may elect to reallow the entire sales charge to selected dealers and agents for all sales with respect to which orders are placed with the Principal Underwriter. A selected dealer who receives reallowance in excess of 90% of such a sales charge may be deemed to be an "underwriter" under the Securities Act.

    Set forth below is an example of the method of computing the offering price of the Class A shares. The example assumes a purchase of Class A shares of the Fund aggregating less than $100,000 subject to the schedule of sales charges set forth above at a price based upon the net asset value of Class A shares of the Fund on March 31, 1997.

         Net Asset Value per Class A
         Share at March 31, 1997            $10.00

         Per Share Sales Charge - 4.25%
         of offering price (4.44% of
         net asset value per share)         $  .44

         Class A Per Share Offering Price
         to the Public                      $10.44
                                            ======

    Investors choosing the initial sales charge alternative may under certain circumstances be entitled to pay (i) no initial sales charge (but be subject in most such cases to a contingent deferred sales charge) or (ii) a reduced initial sales charge. The circumstances under which investors may pay a reduced initial sales charge are described below.

    Combined Purchase Privilege. Certain persons may qualify for the sales charge reductions indicated in the schedule of such charges above by combining purchases of shares of the Fund into a single "purchase," if the resulting "purchase" totals at least $100,000. The term "purchase" refers to: (i) a single purchase by an individual, or to concurrent purchases, which in the aggregate are at least equal to the prescribed amounts, by an individual, his or her spouse and their children under the age of 21 years purchasing shares of the Fund for his, her or their own account(s); (ii) a single purchase by a trustee or other fiduciary purchasing shares for a single trust, estate or single fiduciary account although more than one beneficiary is involved; or (iii) a single purchase for the employee benefit plans of a single employer. The term "purchase" also includes purchases by any "company," as the term is defined in the 1940 Act, but does not include purchases by any such company which has not been in existence for at least six months or which has no purpose other than the purchase of shares of the Fund or shares of other registered investment companies at a discount. The term "purchase" does not include purchases by any group of individuals whose sole organizational nexus is that the participants therein are credit card holders of a company, policy holders of an insurance company, customers of either a bank or broker-dealer or clients of an investment adviser. A "purchase" may also include shares, purchased at the same time through a single selected dealer or agent, of any other "Alliance Mutual Fund." Currently, the Alliance Mutual Funds include:

AFD Exchange Reserves
The Alliance Fund, Inc.
Alliance All-Asia Investment Fund, Inc.
Alliance Balanced Shares, Inc.
Alliance Bond Fund, Inc.
  -Corporate Bond Portfolio
  -U.S. Government Portfolio
Alliance Developing Markets Fund, Inc.
Alliance Global Dollar Government Fund, Inc.
Alliance Global Small Cap Fund, Inc.
Alliance Global Strategic Income Trust, Inc.
Alliance Growth and Income Fund, Inc.
Alliance Income Builder Fund, Inc.
Alliance International Fund
Alliance Limited Maturity Government Fund, Inc.
Alliance Mortgage Securities Income Fund, Inc.

Alliance Multi-Market Strategy Trust, Inc.
Alliance Municipal Income Fund, Inc.
  -California Portfolio
  -Insured California Portfolio
  -Insured National Portfolio
  -National Portfolio
  -New York Portfolio
Alliance Municipal Income Fund II
  -Arizona Portfolio
  -Florida Portfolio
  -Massachusetts Portfolio
  -Michigan Portfolio
  -Minnesota Portfolio
  -New Jersey Portfolio
  -Ohio Portfolio
  -Pennsylvania Portfolio
  -Virginia Portfolio
Alliance New Europe Fund, Inc.
Alliance North American Government Income Trust, Inc.
Alliance Premier Growth Fund, Inc.
Alliance Quasar Fund, Inc.
Alliance Real Estate Investment Fund, Inc.
Alliance/Regent Sector Opportunity Fund, Inc.
Alliance Short-Term Multi-Market Trust, Inc.
Alliance Technology Fund, Inc.
Alliance Utility Income Fund, Inc.
Alliance World Income Trust, Inc.
Alliance Worldwide Privatization Fund, Inc.
The Alliance Portfolios
  -Alliance Growth Fund
  -Alliance Conservative Investors Fund
  -Alliance Growth Investors Fund
  -Alliance Strategic Balanced Fund
  -Alliance Short-Term U.S. Government Fund

    Prospectuses for the Alliance Mutual Funds may be obtained without charge by contacting Alliance Fund Services, Inc. at the address or the "For Literature" telephone number shown on the front cover of this Statement of Additional Information.

    Cumulative Quantity Discount (Right of Accumulation). An investor's purchase of additional Class A shares of the Fund may qualify for a Cumulative Quantity Discount. The applicable sales charge will be based on the total of:

    (i)  the investor's current purchase;

    (ii) the net asset value (at the close of business on the previous day) of (a) all shares of the Fund held by the investor and (b) all shares of any other Alliance Mutual Fund held by the investor;

         and

    (iii) the net asset value of all shares described in paragraph (ii) owned by another shareholder eligible to combine his or her purchase with that of the investor into a single "purchase" (see above).

    For example, if an investor owned shares of an Alliance Mutual Fund worth $200,000 at their then current net asset value and, subsequently, purchased Class A shares of the Fund worth an additional $100,000, the sales charge for the $100,000 purchase would be at the 2.25% rate applicable to a single $300,000 purchase of shares of the Fund, rather than the 3.25% rate.

    To qualify for the Combined Purchase Privilege or to obtain the Cumulative Quantity Discount on a purchase through a selected dealer or agent, the investor or selected dealer or agent must provide the Principal Underwriter with sufficient information to verify that each purchase qualifies for the privilege or discount.

    Statement of Intention. Class A investors may also obtain the reduced sales charges shown in the table above by means of a written Statement of Intention, which expresses the investor's intention to invest not less than $100,000 within a period of 13 months in Class A shares (or Class A, Class B, Class C and/or Advisor Class shares) of the Fund or any other Alliance Mutual Fund. Each purchase of shares under a Statement of Intention will be made at the public offering price or prices applicable at the time of such purchase to a single transaction of the dollar amount indicated in the Statement of Intention. At the investor's option, a Statement of Intention may include purchases of shares of the Fund or any other Alliance Mutual Fund made not more than 90 days prior to the date that the investor signs the Statement of Intention; however, the 13-month period during which the Statement of Intention is in effect will begin on the date of the earliest purchase to be included.

    Investors qualifying for the Combined Purchase Privilege described above may purchase shares of the Alliance Mutual Funds under a single Statement of Intention. For example, if at the time an investor signs a Statement of Intention to invest at least $100,000 in Class A shares of the Fund, the investor and the investor's spouse each purchase shares of the Fund worth $20,000 (for a total of $40,000), it will only be necessary to invest a only a total of $60,000 during the following 13 months in shares of the Fund or any other Alliance Mutual Fund, to qualify for the 3.25% sales charge on the total amount being invested (the sales charge applicable to an investment of $100,000).

    The Statement of Intention is not a binding obligation upon the investor to purchase the full amount indicated. The minimum initial investment under a Statement of Intention is 5% of such amount. Shares purchased with the first 5% of such amount will be held in escrow (while remaining registered in the name of the investor) to secure payment of the higher sales charge applicable to the shares actually purchased if the full amount indicated is not purchased, and such escrowed shares will be involuntarily redeemed to pay the additional sales charge, if necessary. Dividends on escrowed shares, whether paid in cash or reinvested in additional Fund shares, are not subject to escrow. When the full amount indicated has been purchased, the escrow will be released. To the extent that an investor purchases more than the dollar amount indicated on the Statement of Intention and qualifies for a further reduced sales charge, the sales charge will be adjusted for the entire amount purchased at the end of the 13-month period. The difference in the sales charge will be used to purchase additional shares of the Fund subject to the rate of the sales charge applicable to the actual amount of the aggregate purchases.

    Investors wishing to enter into a Statement of Intention in conjunction with their initial investment in Class A shares of the Fund should complete the appropriate portion of the Subscription Application found in the Prospectus while current Class A shareholders desiring to do so can obtain a form of Statement of Intention by contacting Alliance Fund Services, Inc. at the address or telephone numbers shown on the cover of this Statement of Additional Information.

    Certain Retirement Plans. Multiple participant payroll deduction retirement plans may also purchase shares of the Fund or any other Alliance Mutual Fund at a reduced sales charge on a monthly basis during the 13-month period following such a plan's initial purchase. The sales charge applicable to such initial purchase of shares of the Fund will be that normally applicable, under the schedule of the sales charges set forth in this Statement of Additional Information, to an investment 13 times larger than such initial purchase. The sales charge applicable to each succeeding monthly purchase will be that normally applicable, under such schedule, to an investment equal to the sum of (i) the total purchase previously made during the 13-month period and (ii) the current month's purchase multiplied by the number of months (including the current month) remaining in the 13-month period. Sales charges previously paid during such period will not be retroactively adjusted on the basis of later purchases.

    Reinstatement Privilege. A shareholder who has caused any or all of his or her Class A or Class B shares of the Fund to be redeemed or repurchased may reinvest all or any portion of the redemption or repurchase proceeds in Class A shares of the Fund at net asset value without any sales charge, provided that
(i) such reinvestment is made within 120 calendar days after the redemption or repurchase date and (ii) for Class B shares, a contingent deferred sales charge has been paid and the Principal Underwriter has approved, at its discretion, the reinvestment of such shares. Shares are sold to a reinvesting shareholder at the net asset value next determined as described above. A reinstatement pursuant to this privilege will not cancel the redemption or repurchase transaction; therefore, any gain or loss so realized will be recognized for federal income tax purposes except that no loss will be recognized to the extent that the proceeds are reinvested in shares of the Fund within 30 calendar days after the redemption or repurchase transaction. The reinstatement privilege may be used by the shareholder only once, irrespective of the number of shares redeemed or repurchased, except that the privilege may be used more than once in connection with transactions whose sole purpose is to transfer a shareholder's interest in the Fund to his or her individual retirement account or other qualified retirement plan account. Investors may exercise the reinstatement privilege by written request sent to the Fund at the address shown on the cover of this Statement of Additional Information.

    Sales at Net Asset Value. The Fund may sell its Class A shares at net asset value (i.e., without an initial sales charge) and without a contingent deferred sales charge to certain categories of investors including: (i) investment management clients of the Adviser or its affiliates; (ii) officers and present or former Directors of the Fund; present or former directors and trustees of other investment companies managed by the Adviser; present or retired full-time employees of the Adviser, the Principal Underwriter, Alliance Fund Services, Inc. and their affiliates; officers and directors of ACMC, the Principal Underwriter, Alliance Fund Services, Inc. and their affiliates; officers, directors and present full-time employees of selected dealers or agents; or the spouse, sibling, direct ancestor or direct descendant (collectively "relatives") of any such person; or any trust, individual retirement account or retirement plan account for the benefit of any such person or relative; or the estate of any such person or relative, if such shares are purchased for investment purposes (such shares may not be resold except to the Fund); (iii) the Adviser, the Principal Underwriter, Alliance Fund Services, Inc. and their affiliates, certain employee benefit plans for employees of the Adviser, the Principal Underwriter, Alliance Fund Services, Inc. and their affiliates; (iv) registered investment advisers or financial intermediaries who charge a management, consulting or other fee for their services and who purchase shares through a broker or agent approved by the Principal Underwriter and clients of such registered investment advisers or financial intermediaries whose accounts are linked to the master account of such investment adviser or financial intermediary on the books of such approved broker or agent; (v) persons participating in a fee-based program, sponsored and maintained by a registered broker-dealer or other financial intermediary and approved by the Principal Underwriter, pursuant to which such persons pay an asset-based fee to such broker-dealer or financial intermediary, or its affiliate or agent, for service in the nature of investment advisory or administrative services; (vi) persons who establish to the Principal Underwriter's satisfaction that they are investing, within such time period as may be designated by the Principal Underwriter, proceeds of redemption of shares of such other registered investment companies as may be designated from time to time by the Principal Underwriter; and (vii) employer-sponsored qualified pension or profit-sharing plans (including
Section 401(k) plans), custodial accounts maintained pursuant to
Section 403(b)(7) retirement plans and individual retirement accounts (including individual retirement accounts to which simplified employee pension (SEP) contributions are made), if such plans or accounts are established or administered under programs sponsored by administrators or other persons that have been approved by the Principal Underwriter.

Class B Shares

    Investors may purchase Class B shares at the public offering price equal to the net asset value per share of the Class B shares on the date of purchase without the imposition of a sales charge at the time of purchase. The Class B shares are sold without an initial sales charge so that the Fund will receive the full amount of the investor's purchase payment.

    Proceeds from the contingent deferred sales charge on the Class B shares are paid to the Principal Underwriter and are used by the Principal Underwriter to defray the expenses of the Principal Underwriter related to providing distribution-related services to the Fund in connection with the sale of the Class B shares, such as the payment of compensation to selected dealers and agents for selling Class B shares. The combination of the contingent deferred sales charge and the distribution services fee enables the Fund to sell the Class B shares without a sales charge being deducted at the time of purchase. The higher distribution services fee incurred by Class B shares will cause such shares to have a higher expense ratio and to pay lower dividends than those related to Class A shares.

    Contingent Deferred Sales Charge. Class B shares that are redeemed within four years of purchase will be subject to a contingent deferred sales charge at the rates set forth below charged as a percentage of the dollar amount subject thereto. The charge will be assessed on an amount equal to the lesser of the cost of the shares being redeemed or their net asset value at the time of redemption. Accordingly, no sales charge will be imposed on increases in net asset value above the initial purchase price. In addition, no charge will be assessed on shares derived from reinvestment of dividends or capital gains distributions.

    To illustrate, assume that an investor purchased 100 Class B shares at $10 per share (at a cost of $1,000) and in the second year after purchase, the net asset value per share is $12 and, during such time, the investor has acquired 10 additional Class B shares upon dividend reinvestment. If at such time the investor makes his or her first redemption of 50 Class B shares (proceeds of $600), 10 Class B shares will not be subject to the charge because of dividend reinvestment. With respect to the remaining 40 Class B shares, the charge is applied only to the original cost of $10 per share and not to the increase in net asset value of $2 per share. Therefore, $400 of the $600 redemption proceeds will be charged at a rate of 2.0% (the applicable rate in the second year after purchase, as set forth below).

    The amount of the contingent deferred sales charge, if any, will vary depending on the number of years from the time of payment for the purchase of Class B shares until the time of redemption of such shares.


                        Contingent Deferred Sales Charge as
Year Since Purchase     a % of Dollar Amount Subject to Charge
First                                  4.0%
Second                                 3.0%
Third                                  2.0%
Fourth                                 1.0%
Thereafter                             None

    In determining the contingent deferred sales charge applicable to a redemption of Class B shares, it will be assumed that the redemption is, first, of any shares that were acquired upon the reinvestment of dividends or distributions and, second, of shares held longest during the time they are subject to the sales charge. When shares acquired in an exchange are redeemed, the applicable contingent deferred sales charge and conversion schedules will be the schedules that applied at the time of the purchase of shares of the corresponding class of the Alliance Mutual Fund originally purchased by the shareholder.

    The contingent deferred sales charge is waived on redemptions of shares (i) following the death or disability, as defined in the Internal Revenue Code of 1986, as amended (the "Code"), of a shareholder, (ii) to the extent that the redemption represents a minimum required distribution from an individual retirement account or other retirement plan to a shareholder who has attained the age of 70-1/2, (iii) that had been purchased by present or former Directors of the Fund, by the relative of any such person, by any trust, individual retirement account or retirement plan account for the benefit of any such person or relative, or by the estate of any such person or relative, or
(iv) pursuant to a systematic withdrawal plan (see "Shareholder Services - Systematic Withdrawal Plan" below).

    Conversion Feature. Eight years after the end of the calendar month in which the shareholder's purchase order was accepted, Class B shares will automatically convert to Class A shares and will no longer be subject to a higher distribution services fee. Such conversion will occur on the basis of the relative net asset values of the two classes, without the imposition of any sales load, fee or other charge. The purpose of the conversion feature is to reduce the distribution services fee paid by holders of Class B shares that have been outstanding long enough for the Principal Underwriter to have been compensated for distribution expenses incurred in the sale of such shares.

    For purposes of conversion to Class A, Class B shares purchased through the reinvestment of dividends and distributions paid in respect of Class B shares in a shareholder's account will be considered to be held in a separate sub-account. Each time any Class B shares in the shareholder's account (other than those in the sub-account) convert to Class A, an equal pro-rata portion of the Class B shares in the sub-account will also convert to Class A.

    The conversion of Class B shares to Class A shares is subject to the continuing availability of an opinion of counsel to the effect that the conversion of Class B shares to Class A shares does not constitute a taxable event under federal income tax law. The conversion of Class B shares to Class A shares may be suspended if such an opinion is no longer available at the time such conversion is to occur. In that event, no further conversions of Class B shares would occur, and shares might continue to be subject to the higher distribution services fee for an indefinite period which may extend beyond the period ending eight years after the end of the calendar month in which the shareholder's purchase order was accepted.

Class C Shares

    Investors may purchase Class C shares at the public offering price equal to the net asset value per share of the Class C shares on the date of purchase without the imposition of a sales charge either at the time of purchase or, as long as the shares are held for one year or more, upon redemption. Class C shares are sold without an initial sales charge so that the Fund will receive the full amount of the investor's purchase payment and, as long as the shares are held for one year or more, without a contingent deferred sales charge so that the investor will receive as proceeds upon redemption the entire net asset value of his or her Class C shares. The Class C distribution services fee enables the Fund to sell Class C shares without either an initial or contingent deferred sales charge, as long as the shares are held for one year or more. Class C shares do not convert to any other class of shares of the Fund and incur higher distribution services fees and transfer agency costs than Class A shares and Advisor Class shares, and will thus have a higher expense ratio and pay correspondingly lower dividends than Class A shares and Advisor Class shares.

    Class C shares that are redeemed within one year of purchase will be subject to a contingent deferred sales charge of 1%, charged as a percentage of the dollar amount subject thereto. The charge will be assessed on an amount equal to the lesser of the cost of the shares being redeemed or their net asset value at the time of redemption. Accordingly, no sales charge will be imposed on increases in net asset value above the initial purchase price. In addition, no charge will be assessed on shares derived from reinvestment of dividends or capital gains distributions. The contingent deferred sales charge on Class C shares will be waived on certain redemptions, as described above under "--Class B Shares."

    In determining the contingent deferred sales charge applicable to a redemption of Class C shares, it will be assumed that the redemption is, first, of any shares that are not subject to a contingent deferred sales charge (for example, because the shares have been held beyond the period during which the charge applies or were acquired upon the reinvestment of dividends or distributions) and, second, of shares held longest during the time they are subject to the sales charge.

    Proceeds from the contingent deferred sales charge are paid to the Principal Underwriter and are used by the Principal Underwriter to defray the expenses of the Principal Underwriter related to providing distribution-related services to the Fund in connection with the sale of the Class C shares, such as the payment of compensation to selected dealers and agents for selling Class C shares. The combination of the contingent deferred sales charge and the distribution services fee enables the Fund to sell the Class C shares without a sales charge being deducted at the time of purchase. The higher distribution services fee incurred by Class C shares will cause such shares to have a higher expense ratio and to pay lower dividends than those related to Class A shares and Advisor Class shares.

Conversion of Advisor Class Shares to Class A Shares

    Advisor Class shares may be held solely through the fee-based program accounts and employee benefit plans and registered investment advisory or other financial intermediary relationships described above under "Purchase of Shares--General," and by investment advisory clients of, and by certain other persons associated with, the Adviser and its affiliates or the Fund. If
(i) a holder of Advisor Class shares ceases to participate in the fee-based program or plan, or to be associated with the investment adviser or financial intermediary that satisfies the requirements to purchase shares set forth under "Purchase of Shares--General" or (ii) the holder is otherwise no longer eligible to purchase Advisor Class shares as described in the Advisor Class Prospectus and this Statement of Additional Information (each, a "Conversion Event"), then all Advisor Class shares held by the shareholder will convert automatically and without notice to the shareholder, other than the notice contained in the Advisor Class Prospectus and this Statement of Additional Information, to Class A shares of the Fund during the calendar month following the month in which the Fund is informed of the occurrence of the Conversion Event. The failure of a shareholder or a fee-based program to satisfy the minimum investment requirements to purchase Advisor Class shares will not constitute a Conversion Event. The conversion would occur on the basis of the relative net asset values of the two classes and without the imposition of any sales load, fee or other charge. Class A shares currently bear a .30% distribution services fee and have a higher expense ratio than Advisor Class shares. As a result, Class A shares may pay correspondingly lower dividends and have a lower net asset value than Advisor Class shares.

    The conversion of Advisor Class shares to Class A shares is subject to the continuing availability of an opinion of counsel to the effect that the conversion of Advisor Class shares to Class A shares does not constitute a taxable event under federal income tax law. The conversion of Advisor Class shares to Class A shares may be suspended if such an opinion is no longer available at the time such conversion is to occur. In that event, the Advisor Class shareholder would be required to redeem his Advisor Class shares, which would constitute a taxable event under federal income tax law.



               REDEMPTION AND REPURCHASE OF SHARES


    The following information supplements that set forth in the Fund's Prospectus(es) under the heading "Purchase and Sale of Shares -- How to Sell Shares." If you are an Advisor Class shareholder through an account established under a fee-based program your fee-based program may impose requirements with respect to the purchase, sale or exchange of Advisor Class shares of the Fund that are different from those described herein. A transaction fee may be charged by your financial representative with respect to the purchase, sale or exchange of Advisor Class shares made through such financial representative.

Redemption

    Subject only to the limitations described below, the Fund's Articles of Incorporation require that the Fund redeem the shares tendered to it, as described below, at a redemption price equal to their net asset value as next computed following the receipt of shares tendered for redemption in proper form. Except for any contingent deferred sales charge which may be applicable to Class A shares, Class B shares or Class C shares, there is no redemption charge. Payment of the redemption price will be made within seven days after the Fund's receipt of such tender for redemption. If a shareholder is in doubt about what documents are required by his or her fee-based program or employee benefit plan, the shareholder should contact his or her financial representative.

    The right of redemption may not be suspended or the date of payment upon redemption postponed for more than seven days after shares are tendered for redemption, except for any period during which the Exchange is closed (other than customary weekend and holiday closings) or during which the Commission determines that trading thereon is restricted, or for any period during which an emergency (as determined by the Commission) exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or as a result of which it is not reasonably practicable for the Fund fairly to determine the value of its net assets, or for such other periods as the Commission may by order permit for the protection of security holders of the Fund.

    Payment of the redemption price will be made in cash. The value of a shareholder's shares on redemption or repurchase may be more or less than the cost of such shares to the shareholder, depending upon the market value of the Fund's portfolio securities at the time of such redemption or repurchase. Redemption proceeds on Class A, Class B and Class C shares will reflect the deduction of the contingent deferred sales charge, if any. Payment received by a shareholder upon redemption or repurchase of his or her shares, assuming the shares constitute capital assets in his or her hands, will result in long-term or short-term capital gain (or loss) depending upon the shareholder's holding period and basis in respect of the shares redeemed.

    To redeem shares of the Fund for which no stock certificates have been issued, the registered owner or owners should forward a letter to the Fund containing a request for redemption. The signature or signatures on the letter must be guaranteed by an "eligible guarantor institution" as defined in Rule 17Ad-15 under the Securities Exchange Act of 1934, as amended.

    To redeem shares of the Fund represented by stock certificates, the investor should forward the appropriate stock certificate or certificates, endorsed in blank or with blank stock powers attached, to the Fund with the request that the shares represented thereby, or a specified portion thereof, be redeemed. The stock assignment form on the reverse side of each stock certificate surrendered to the Fund for redemption must be signed by the registered owner or owners exactly as the registered name appears on the face of the certificate or, alternatively, a stock power signed in the same manner may be attached to the stock certificate or certificates or, where tender is made by mail, separately mailed to the Fund. The signature or signatures on the assignment form must be guaranteed in the manner described above.

    Telephone Redemption By Electronic Funds Transfer.
Each Fund shareholder is entitled to request redemption by electronic funds transfer once in any 30-day period (except for certain omnibus accounts), of shares for which no share certificates have been issued by telephone at (800) 221-5672 by a shareholder who has completed the appropriate portion of the Subscription Application or, in the case of an existing shareholder, an "Autosell" application obtained from Alliance Fund Services, Inc. A telephone redemption request may not exceed $100,000 (except for certain omnibus accounts), and must be made by 4:00 p.m. Eastern time on a Fund business day as defined above. Proceeds of telephone redemptions will be sent by Electronic Funds Transfer to a shareholder's designated bank account at a bank selected by the shareholder that is a member of the NACHA.

    Telephone Redemption By Check. Except for certain omnibus accounts or as noted below, each Fund shareholder is eligible to request redemption by check, once in any 30-day period, of Fund shares for which no stock certificates have been issued by telephone at (800) 221-5672 before 4:00 p.m. Eastern time on a Fund business day in an amount not exceeding $50,000. Proceeds of such redemptions are remitted by check to the shareholder's address of record. Telephone redemption by check is not available with respect to shares (i) for which certificates have been issued, (ii) held in nominee or "street name" accounts, (iii) held by a shareholder who has changed his or her address of record within the preceding 30 calendar days or (iv) held in any retirement plan account. A shareholder otherwise eligible for telephone redemption by check may cancel the privilege by written instruction to Alliance Fund Services, Inc., or by checking the appropriate box on the Subscription Application found in the Prospectus.

    Telephone Redemptions - General. During periods of drastic economic or market developments, such as the market break of October 1987, it is possible that shareholders would have difficulty in reaching Alliance Fund Services, Inc. by telephone (although no such difficulty was apparent at any time in connection with the 1987 market break). If a shareholder were to experience such difficulty, the shareholder should issue written instructions to Alliance Fund Services, Inc. at the address shown on the cover of this Statement of Additional Information. The Fund reserves the right to suspend or terminate its telephone redemption service at any time without notice. Neither the Fund nor the Adviser, the Principal Underwriter or Alliance Fund Services, Inc. will be responsible for the authenticity of telephone requests for redemptions that the Fund reasonably believes to be genuine. The Fund will employ reasonable procedures in order to verify that telephone requests for redemptions are genuine, including, among others, recording such telephone instructions and causing written confirmations of the resulting transactions to be sent to shareholders. If the Fund did not employ such procedures, it could be liable for losses arising from unauthorized or fraudulent telephone instructions. Selected dealers or agents may charge a commission for handling telephone requests for redemptions.

Repurchase

    The Fund may repurchase shares through the Principal Underwriter, selected financial intermediaries or selected dealers or agents. The repurchase price will be the net asset value next determined after the Principal Underwriter receives the request (less the contingent deferred sales charge, if any, with respect to the Class A, Class B and Class C shares), except that requests placed through selected dealers or agents before the close of regular trading on the Exchange on any day will be executed at the net asset value determined as of such close of regular trading on that day if received by the Principal Underwriter prior to its close of business on that day (normally 5:00 p.m. Eastern time). The financial intermediary or selected dealer or agent is responsible for transmitting the request to the Principal Underwriter by 5:00 p.m. If the financial intermediary or selected dealer or agent fails to do so, the shareholder's right to receive that day's closing price must be settled between the shareholder and the dealer or agent. A shareholder may offer shares of the Fund to the Principal Underwriter either directly or through a selected dealer or agent. Neither the Fund nor the Principal Underwriter charges a fee or commission in connection with the repurchase of shares (except for the contingent deferred sales charge, if any, with respect to Class A, Class B and Class C shares). Normally, if shares of the Fund are offered through a financial intermediary or selected dealer or agent, the repurchase is settled by the shareholder as an ordinary transaction with or through the selected dealer or agent, who may charge the shareholder for this service. The repurchase of shares of the Fund as described above is a voluntary service of the Fund and the Fund may suspend or terminate this practice at any time.

General

    The Fund reserves the right to close out an account that through redemption has remained below $200 for 90 days. Shareholders will receive 60 days' written notice to increase the account value before the account is closed. No contingent deferred sales charge will be deducted from the proceeds of this redemption. In the case of a redemption or repurchase of shares of the Fund recently purchased by check, redemption proceeds will not be made available until the Fund is reasonably assured that the check has cleared, normally up to 15 calendar days following the purchase date.

________________________________________________________________

                      SHAREHOLDER SERVICES
________________________________________________________________

    The following information supplements that set forth in the Fund's Prospectus(es) under the heading "Purchase and Sale of Shares--Shareholder Services." The shareholder services set forth below are applicable to Class A, Class B, Class C and Advisor Class shares unless otherwise indicated. If you are an Advisor Class shareholder through an account established under a fee-based program your fee-based program may impose requirements with respect to the purchase, sale or exchange of Advisor Class shares of the Fund that are different from those described herein. A transaction fee may be charged by your financial representative with respect to the purchase, sale or exchange of Advisor Class shares made through such financial representative.

Automatic Investment Program

    Investors may purchase shares of the Fund through an automatic investment program utilizing Electronic Funds Transfer drawn on the investor's own bank account. Under such a program, pre-authorized monthly drafts for a fixed amount (at least $25) are used to purchase shares through the selected dealer or selected agent designated by the investor at the public offering price next determined after the Principal Underwriter receives the proceeds from the investor's bank. In electronic form, drafts can be made on or about a date each month selected by the shareholder. Investors wishing to establish an automatic investment program in connection with their initial investment should complete the appropriate portion of the Subscription Application found in the Prospectus. Current shareholders should contact Alliance Fund Services, Inc. at the address or telephone numbers shown on the cover of this Statement of Additional Information to establish an automatic investment program.

Exchange Privilege

    You may exchange your investment in the Fund for shares of the same class of other Alliance Mutual Funds (including AFD Exchange Reserves, a money market fund managed by Alliance). In addition, (i) present officers and full-time employees of the Adviser, (ii) present Directors or Trustees of any Alliance Mutual Fund and (iii) certain employee benefit plans for employees of the Adviser, the Principal Underwriter, Alliance Fund Services, Inc. and their affiliates may, on a tax-free basis, exchange Class A shares of the Fund for Advisor Class shares of the Fund. Exchanges of shares are made at the net asset value next determined and without sales or service charges. Exchanges may be made by telephone or written request. Telephone exchange requests must be received by Alliance Fund Services, Inc. by 4:00 p.m. Eastern time on a Fund business day in order to receive that day's net asset value.

    Shares will continue to age without regard to exchanges for purposes of determining the CDSC, if any, upon redemption and, in the case of Class B shares, for the purpose of conversion to Class A shares. After an exchange, your Class B shares will automatically convert to Class A shares in accordance with the conversion schedule applicable to the Class B shares of the Alliance Mutual Fund you originally purchased for cash ("original shares"). When redemption occurs, the CDSC applicable to the original shares is applied.

    Please read carefully the prospectus of the mutual fund into which you are exchanging before submitting the request. Call Alliance Fund Services, Inc. at 800-221-5672 to exchange uncertificated shares. Except with respect to exchanges of Class A shares of the Fund for Advisor Class shares of the Fund, exchanges of shares as described above in this section are taxable transactions for federal income tax purposes. The exchange service may be changed, suspended, or terminated on 60 days' written notice.

    All exchanges are subject to the minimum investment requirements and any other applicable terms set forth in the Prospectus for the Alliance Mutual Fund whose shares are being acquired. An exchange is effected through the redemption of the shares tendered for exchange and the purchase of shares being acquired at their respective net asset values as next determined following receipt by the Alliance Mutual Fund whose shares are being exchanged of (i) proper instructions and all necessary supporting documents as described in such fund's Prospectus, or
(ii) a telephone request for such exchange in accordance with the procedures set forth in the following paragraph. Exchanges involving the redemption of shares recently purchased by check will be permitted only after the Alliance Mutual Fund whose shares have been tendered for exchange is reasonably assured that the check has cleared, normally up to 15 calendar days following the purchase date.

    Each Fund shareholder, and the shareholder's selected dealer, agent or financial representative, as applicable, are authorized to make telephone requests for exchanges unless Alliance Fund Services, Inc., receives written instruction to the contrary from the shareholder, or the shareholder declines the privilege by checking the appropriate box on the Subscription Application found in the Prospectus. Such telephone requests cannot be accepted with respect to shares then represented by stock certificates. Shares acquired pursuant to a telephone request for exchange will be held under the same account registration as the shares redeemed through such exchange.

    Eligible shareholders desiring to make an exchange should telephone Alliance Fund Services, Inc. with their account number and other details of the exchange, at (800) 221-5672 before 4:00 p.m., Eastern time, on a Fund business day as defined above. Telephone requests for exchange received before 4:00 p.m. Eastern time on a Fund business day will be processed as of the close of business on that day. During periods of drastic economic or market developments, such as the market break of October 1987, it is possible that shareholders would have difficulty in reaching Alliance Fund Services, Inc. by telephone (although no such difficulty was apparent at any time in connection with the 1987 market break). If a shareholder were to experience such difficulty, the shareholder should issue written instructions to Alliance Fund Services, Inc. at the address shown on the cover of this Statement of Additional Information.

    A shareholder may elect to initiate a monthly "Auto Exchange" whereby a specified dollar amount's worth of his or her Fund shares (minimum $25) is automatically exchanged for shares of another Alliance Mutual Fund. Auto Exchange transactions normally occur on the 12th day of each month, or the Fund business day prior thereto.

    None of the Alliance Mutual Funds, the Adviser, the Principal Underwriter or Alliance Fund Services, Inc. will be responsible for the authenticity of telephone requests for exchanges that the Fund reasonably believes to be genuine. The Fund will employ reasonable procedures in order to verify that telephone requests for exchanges are genuine, including, among others, recording such telephone instructions and causing written confirmations of the resulting transactions to be sent to shareholders. If the Fund did not employ such procedures, it could be liable for losses arising from unauthorized or fraudulent telephone instructions. Selected dealers, agents or financial representatives, as applicable, may charge a commission for handling telephone requests for exchanges.


    The exchange privilege is available only in states where shares of the Alliance Mutual Fund being acquired may be legally sold. Each Alliance Mutual Fund reserves the right, at any time on 60 days' notice to its shareholders, to reject any order to acquire its shares through exchange or otherwise to modify, restrict or terminate the exchange privilege.

Retirement Plans

    The Fund may be a suitable investment vehicle for part or all of the assets held in various types of retirement plans, such as those listed below. The Fund has available forms of such plans pursuant to which investments can be made in the Fund and other Alliance Mutual Funds. Persons desiring information concerning these plans should contact Alliance Fund Services, Inc. at the "For Literature" telephone number on the cover of this Statement of Additional Information, or write to:

                   Alliance Fund Services, Inc.
                   Retirement Plans
                   P.O. Box 1520
                   Secaucus, New Jersey  07096-1520

    Individual Retirement Account ("IRA"). Individuals who receive compensation, including earnings from self-employment, are entitled to establish and make contributions to an IRA. Taxation of the income and gains paid to an IRA by the Fund is deferred until distribution from the IRA. An individual's eligible contribution to an IRA will be deductible if neither the individual nor his or her spouse is an active participant in an employer-sponsored retirement plan. If the individual or his or her spouse is an active participant in an employer-sponsored retirement plan, the individual's contributions to an IRA may be deductible, in whole or in part, depending on the amount of the adjusted gross income of the individual and his or her spouse.

    Employer-Sponsored Qualified Retirement Plans. Sole proprietors, partnerships and corporations may sponsor qualified money purchase pension and profit-sharing plans, including
Section 401(k) plans ("qualified plans"), under which annual tax-deductible contributions are made within prescribed limits based on compensation paid to participating individuals. The minimum initial investment requirement may be waived with respect to certain of these qualified plans.

    If the aggregate net asset value of shares of the Alliance Mutual Funds held by a qualified plan reaches $5 million on or before December 15 in any year, all Class B or Class C shares of the Fund held by the plan can be exchanged at the plan's request, without any sales charge, for Class A shares of the Fund.

    Simplified Employee Pension Plan ("SEP"). Sole proprietors, partnerships and corporations may sponsor a SEP under which they make annual tax-deductible contributions to an IRA established by each eligible employee within prescribed limits based on employee compensation.

    403(b)(7) Retirement Plan. Certain tax-exempt organizations and public educational institutions may sponsor retirement plans under which an employee may agree that monies deducted from his or her compensation (minimum $25 per pay period) may be contributed by the employer to a custodial account established for the employee under the plan.

    The Alliance Plans Division of Frontier Trust Company, a subsidiary of Equitable, which serves as custodian or trustee under the retirement plan prototype forms available from the Fund, charges certain nominal fees for establishing an account and for annual maintenance. A portion of these fees is remitted to Alliance Fund Services, Inc. as compensation for its services to the retirement plan accounts maintained with the Fund.

    Distributions from retirement plans are subject to certain
Code requirements in addition to normal redemption procedures.
For additional information please contact Alliance Fund Services, Inc.

Dividend Direction Plan

    A shareholder who already maintains, in addition to his or her Class A, Class B, Class C or Advisor Class Fund account, a Class A, Class B, Class C or Advisor Class account with one or more other Alliance Mutual Funds may direct that income dividends and/or capital gains paid on his or her Class A, Class B, Class C or Advisor Class Fund shares be automatically reinvested, in any amount, without the payment of any sales or service charges, in shares of the same class of such other Alliance Mutual Fund(s). Further information can be obtained by contacting Alliance Fund Services, Inc. at the address or the "For Literature" telephone number shown on the cover of this Statement of Additional Information. Investors wishing to establish a dividend direction plan in connection with their initial investment should complete the appropriate section of the Subscription Application found in the Prospectus. Current shareholders should contact Alliance Fund Services, Inc. to establish a dividend direction plan.

Systematic Withdrawal Plan

    General. Any shareholder who owns or purchases shares of the Fund having a current net asset value of at least $4,000 (for quarterly or less frequent payments), $5,000 (for bi-monthly payments) or $10,000 (for monthly payments) may establish a systematic withdrawal plan under which the shareholder will periodically receive a payment in a stated amount of not less than $50 on a selected date. Systematic withdrawal plan participants must elect to have their dividends and distributions from the Fund automatically reinvested in additional shares of the Fund.

    Shares of the Fund owned by a participant in the Fund's systematic withdrawal plan will be redeemed as necessary to meet withdrawal payments and such payments will be subject to any taxes applicable to redemptions and, except as discussed below, any applicable contingent deferred sales charge. Shares acquired with reinvested dividends and distributions will be liquidated first to provide such withdrawal payments and thereafter other shares will be liquidated to the extent necessary, and depending upon the amount withdrawn, the investor's principal may be depleted. A systematic withdrawal plan may be terminated at any time by the shareholder or the Fund.

    Withdrawal payments will not automatically end when a shareholder's account reaches a certain minimum level. Therefore, redemptions of shares under the plan may reduce or even liquidate a shareholder's account and may subject the shareholder to the Fund's involuntary redemption provisions. See "Redemption and Repurchase of Shares -- General." Purchases of additional shares concurrently with withdrawals are undesirable because of sales charges when purchases are made. While an occasional lump-sum investment may be made by a holder of Class A shares who is maintaining a systematic withdrawal plan, such investment should normally be an amount equivalent to three times the annual withdrawal or $5,000, whichever is less.

    Payments under a systematic withdrawal plan may be made by check or electronically via the Automated Clearing House ("ACH") network. Investors wishing to establish a systematic withdrawal plan in conjunction with their initial investment in shares of the Fund should complete the appropriate portion of the Subscription Application found in the Prospectus, while current

Fund shareholders desiring to do so can obtain an application form by contacting Alliance Fund Services, Inc. at the address or the "For Literature" telephone number shown on the cover of this Statement of Additional Information.

CDSC Waiver for Class B Shares and Class C Shares.

    Under a systematic withdrawal plan, up to 1% monthly, 2% bi-monthly or 3% quarterly of the value at the time of redemption of the Class B or Class C shares in a shareholder's account may be redeemed free of any contingent deferred sales charge.

    With respect to Class B shares, the waiver applies only with respect to shares (or, in the case of shares acquired through one or more exchanges of shares, the original shares) acquired after July 1, 1995. Class B shares that are not subject to a contingent deferred sales charge (such as shares acquired with reinvested dividends or distributions) will be redeemed first and will count toward the foregoing limitations. Remaining Class B shares that are held the longest will be redeemed next. Redemptions of Class B shares in excess of the foregoing limitations will be subject to any otherwise applicable contingent deferred sales charge.

    With respect to Class C shares, shares held the longest will be redeemed first and will count toward the foregoing limitations. Redemptions in excess of those limitations will be subject to any otherwise applicable contingent deferred sales charge.

Statements and Reports

    Each shareholder of the Fund receives semi-annual and annual reports which include a portfolio of investments, financial statements and, in the case of the annual report, the report of the Fund's independent auditors, Ernst & Young LLP, as well as a confirmation of each purchase and redemption. By contacting his or her broker or Alliance Fund Services, Inc., a shareholder can arrange for copies of his or her account statements to be sent to another person.

Checkwriting

    A new Class A or Class C investor may fill out the Signature Card which is included in the Prospectus to authorize the Fund to arrange for a checkwriting service through State Street Bank and Trust Company (the "Bank") to draw against Class A or Class C shares of the Fund redeemed from the investor's account. Under this service, checks may be made payable to any payee in any amount not less than $500 and not more than 90% of the net asset value of the Class A or Class C shares in the investor's account

(excluding for this purpose the current month's accumulated dividends and shares for which certificates have been issued). A Class A or Class C shareholder wishing to establish this checkwriting service subsequent to the opening of his or her Fund account should contact the Fund by telephone or mail. Corporations, fiduciaries and institutional investors are required to furnish a certified resolution or other evidence of authorization. This checkwriting service will be subject to the Bank's customary rules and regulations governing checking accounts, and the Fund and the Bank each reserve the right to change or suspend the checkwriting service. There is no charge to the shareholder for the initiation and maintenance of this service or for the clearance of any checks.

    When a check is presented to the Bank for payment, the Bank, as the shareholder's agent, causes the Fund to redeem, at the net asset value next determined, a sufficient number of full and fractional shares of the Fund in the shareholder's account to cover the check. Because the level of net assets in a shareholder's account constantly changes due, among various factors, to market fluctuations, a shareholder should not attempt to close his or her account by use of a check. In this regard, the Bank has the right to return checks (marked "insufficient funds") unpaid to the presenting bank if the amount of the check exceeds 90% of the assets in the account. Canceled (paid) checks are returned to the shareholder. The checkwriting service enables the shareholder to receive the daily dividends declared on the shares to be redeemed until the day that the check is presented to the Bank for payment.

________________________________________________________________

                         NET ASSET VALUE
________________________________________________________________

    The per share net asset value is computed in accordance with the Fund's Articles of Incorporation and By-Laws at the next close of regular trading on the Exchange following receipt of a purchase or redemption order (and on such other days as the Directors of the Fund deem necessary in order to comply with Rule 22c-1 under the 1940 Act). The Fund's per share net asset value is calculated by dividing the value of the Fund's total assets, less its liabilities, by the total number of its shares then outstanding. The net asset value is calculated at the close of business on each Fund business day.

    For purposes of this computation, portfolio securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, are valued at the mean between the most recently quoted bid and asked prices provided by the principal market makers. Publicly traded portfolio securities are typically traded on an over-the-counter market. Because of the nature of the markets for the securities in which the Fund will invest, quotations from several sources will be obtained so that the Fund's investment portfolio will not generally be priced by a single source. Any security for which the primary market is on an exchange is valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, the last bid price quoted on such day. Options will be valued at market value or fair value if no market exists. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Fund. However, readily marketable portfolio securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the Adviser to reflect the fair market value of such securities. The prices provided by a pricing service take into account institutional size trading in similar groups of securities and any developments related to specific securities. U.S. Government Securities and other debt instruments having 60 days or less remaining until maturity are stated at amortized cost if their original maturity was 60 days or less, or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days (unless in either case the Fund's Board of Directors determines that this method does not represent fair value).

    The assets belonging to the Class A, Class B, Class C and Advisor Class shares will be invested together in a single portfolio. The net asset value of each class will be determined separately by subtracting the expenses and liabilities allocated to that class from the assets belonging to that class.


_____________________________________________________________

               DIVIDENDS, DISTRIBUTIONS AND TAXES
________________________________________________________________

General

    The Fund intends for each taxable year to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). To so qualify, the Fund must, among other things, (i) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currency, or certain other income (including, but not limited to, gains from options, futures and forward contracts) derived with respect to its business of investing in stock, securities or currency;

(ii) derive less than 30% of its gross income in each taxable year from the sale or other disposition within three months of their acquisition by the Fund of stocks, securities, options, futures or forward contracts and foreign currencies (or options, futures or forward contracts on foreign currencies) that are not directly related to the Fund's principal business of investing in stocks or securities (or options and futures with respect to stocks or securities); and (iii) diversify its holdings so that, at the end of each quarter of its taxable year, the following two conditions are met: (a) at least 50% of the value of the Fund's assets is represented by cash, cash items, U.S. Government Securities, securities of other regulated investment companies and other securities with respect to which the Fund's investment is limited, in respect of any one issuer, to an amount not greater than 5% of the Fund's total assets and 10% of the outstanding voting securities of such issuer and (b) not more than 25% of the value of the Fund's assets is invested in securities of any one issuer (other than U.S. Government Securities or securities of other regulated investment companies). These requirements, among other things, may limit the Fund's ability to write and purchase options, to enter into interest rate swaps and to purchase or sell interest rate caps or floors.

    If the Fund qualifies as a regulated investment company for any taxable year and makes timely distributions to its shareholders of 90% or more of its net investment income for that year (calculated without regard to its net capital gain, i.e., the excess of its net long-term capital gain over its net short-term capital loss) it will not be subject to federal income tax on the portion of its taxable income for the year (including any net capital gain) that it distributes to shareholders.

    The Fund will also avoid the 4% federal excise tax that would otherwise apply to certain undistributed income for a given calendar year if it makes timely distributions to shareholders equal to the sum of (i) 98% of its ordinary income for such year,
(ii) 98% of its capital gain net income and foreign currency gains for the twelve-month period ending on October 31 of such year, and (iii) any ordinary income or capital gain net income from the preceding calendar year that was not distributed during such year. For this purpose, income or gain retained by the Fund that is subject to corporate income tax will be considered to have been distributed by the Fund by year-end. For federal income and excise tax purposes, dividends declared and payable to shareholders of record as of a date in October, November or December but actually paid during the following January will be treated as if paid by the Fund on December 31 of such calendar year, and will be taxable to these shareholders for the year declared, and not for the year in which the shareholders actually receive the dividend.

    The Fund intends to make timely distributions of the Fund's income so that the Fund will not be subject to federal income or excise taxes.

    The information set forth in the following discussion relates solely to the significant United States federal income tax consequences of dividends and distributions by the Fund and of sales or redemptions of Fund shares, and assumes that the Fund qualifies to be taxed as a regulated investment company. Investors should consult their own tax counsel with respect to the specific tax consequences of their being shareholders of the Fund, including the effect and applicability of federal, state and local tax laws to their own particular situation and the possible effects of changes therein.

    Dividends and Distributions. The Fund intends to make timely distributions of the Fund's taxable income (including any net capital gain) so that the Fund will not be subject to federal income and excise taxes. Dividends of the Fund's net ordinary income and distributions of any net realized short-term capital gain are taxable to shareholders as ordinary income.

    Until the Directors of the Fund otherwise determine, each income dividend and capital gains distribution, if any, declared by the Fund on its outstanding shares will, at the election of each shareholder, be paid in cash or reinvested in additional full or fractional shares of the Fund. Election to receive dividends and distributions in cash or full or fractional shares is made at the time the shares are initially purchased and may be changed at any time prior to the record date for a particular dividend or distribution. Cash dividends can be paid by check or, if the shareholder so elects, electronically via the ACH network. There is no sales or other charge in connection with the reinvestment of dividends and capital gains distributions. Dividends paid by the Fund, if any, with respect to Class A, Class B, Class C and Advisor Class shares will be calculated in the same manner, at the same time, on the same day and will be in the same amount, except as a result of the differential daily expense accruals of the distribution and transfer agency fees applicable with respect to those classes.

    The excess of net long-term capital gains over the net short-term capital losses realized and distributed by the Fund to its shareholders will be taxable to the shareholders as long-term capital gains, irrespective of the length of time a shareholder may have held his Fund shares. Any dividend or distribution received by a shareholder on shares of the Fund will have the effect of reducing the net asset value of such shares by the amount of such dividend or distribution. Furthermore, a dividend or distribution made shortly after the purchase of such shares by a shareholder, although in effect a return of capital to that particular shareholder, would be taxable to him as described above. Dividends are taxable in the manner discussed regardless of whether they are paid to the shareholder in cash or are reinvested in additional shares of the Fund.

    After the end of the taxable year, the Fund will notify shareholders of the federal income tax status of any distributions made by the Fund to shareholders during such year.

    Sales and Redemptions. Any gain or loss arising from a sale or redemption of Fund shares generally will be capital gain or loss except in the case of a dealer or a financial institution, and will be long-term capital gain or loss if such shareholder has held such shares for more than one year at the time of the sale or redemption; otherwise it will be short-term capital gain or loss. However, if a shareholder has held shares in the Fund for six months or less and during that period has received a distribution taxable to the shareholder as a long-term capital gain, any loss recognized by the shareholder on the sale of those shares during the six-month period will be treated as a long-term capital loss to the extent of the distribution. In determining the holding period of such shares for this purpose, any period during which a shareholder's risk of loss is offset by means of options, short sales or similar transactions is not counted.

    Any loss realized by a shareholder on a sale or exchange of shares of the Fund will be disallowed to the extent the shares disposed of are replaced within a period of 61 days beginning 30 days before and ending 30 days after the shares are sold or exchanged. For this purpose, acquisitions pursuant to the Dividend Reinvestment Plan would constitute a replacement if made within the period. If disallowed, the loss will be reflected in an upward adjustment to the basis of the shares acquired.

    Backup Withholding. The Fund may be required to withhold United States federal income tax at the rate of 31% of all distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification numbers or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Corporate shareholders and certain other types of shareholders specified in the Code are exempt from such backup withholding. Backup withholding is not an additional tax; any amounts so withheld may be credited against a shareholder's United States federal income tax liability or refunded.

    Foreign Taxes. Income received by the Fund also may be subject to foreign income taxes, including taxes withheld at the source. The United States has entered into tax treaties with many foreign countries which entitle the Fund to a reduced rate of such taxes or exemption from taxes on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Fund's assets to be invested within various countries is not known. If more than 50% of the value of the Fund's total assets at the close of its taxable year consists of stocks or securities of foreign corporations (which for this purpose should include obligations issued by foreign governments), the Fund will be eligible and intends to file an election with the Internal Revenue Service to pass through to its shareholders the amount of foreign taxes paid by the Fund. However, there can be no assurance that the Fund will be able to do so. Pursuant to this election a shareholder will be required to (i) include in gross income (in addition to taxable dividends actually received) his pro rata share of foreign taxes paid by the Fund, (ii) treat his pro rata share of such foreign taxes as having been paid by him, and (iii) either deduct such pro rata share of foreign taxes in computing his taxable income or treat such foreign taxes as a credit against United States federal income taxes. Shareholders who are not liable for federal income taxes, such as retirement plans qualified under section 401 of the Code, will not be affected by any such pass-through of taxes by the Fund. No deduction for foreign taxes may be claimed by an individual shareholder who does not itemize deductions. In addition, certain individual shareholders may be subject to rules which limit or reduce their availability to fully deduct their pro rata share of the foreign taxes paid by the Fund. Each shareholder will be notified within 60 days after the close of the Fund's taxable year whether the foreign taxes paid by the Fund will pass through for that year and, if so, such notification will designate (i) the shareholder's portion of the foreign taxes paid to each such country and (ii) the portion of dividends that represents income derived from sources within each such country.

    Generally, a credit for foreign taxes may not exceed the shareholder's United States tax attributable to the shareholder's total foreign source taxable income. Generally, the source of the Fund's income flows through to its shareholders. The overall limitation on a foreign tax credit is also applied separately to specific categories of foreign source income, including foreign source "passive income," including dividends, interest and capital gains. Further, the foreign tax credit is allowed to offset only 90% of any alternative minimum tax to which a shareholder may be subject. As a result of these rules, certain shareholders may be unable to claim a credit for the full amount of their proportionate share of the foreign taxes paid by the Fund. If a shareholder could not credit his full share of the foreign tax paid, double taxation of such income could be mitigated only by deducting the foreign tax paid, which may be subject to limitation as described above.

    The federal income tax status of each year's distributions by the Fund will be reported to shareholders and to the Internal Revenue Service. The foregoing is only a general description of the treatment of foreign taxes under the United States federal income tax laws. Because the availability of a foreign tax credit or deduction will depend on the particular circumstances of each shareholder, potential investors are advised to consult their own tax advisers.

    United States Federal Income Taxation of the Fund

    The following discussion relates to certain significant United States federal income tax consequences to the Fund with respect to the determination of its "investment company taxable income" each year. This discussion assumes that the Fund will be taxed as a regulated investment company for each of its taxable years.

    Passive Foreign Investment Companies. If the Fund owns shares in a foreign corporation that constitutes a "passive foreign investment company" (a "PFIC") for federal income tax purposes and the Fund does not elect to treat the foreign corporation as a "qualified electing fund" within the meaning of the Code, the Fund may be subject to United States federal income taxation on a portion of any "excess distribution" it receives from the PFIC or any gain it derives from the disposition of such shares, even if such income is distributed as a taxable dividend by the Fund to its United States shareholders. The Fund may also be subject to additional interest charges in respect of deferred taxes arising from such distributions or gains. Any tax paid by the Fund as a result of its ownership of shares in a PFIC will not give rise to any deduction or credit to the Fund or to any shareholder. A PFIC means any foreign corporation if, for the taxable year involved, either (i) it derives at least 75 percent of its gross income from "passive income" (including, but not limited to, interest, dividends, royalties, rents and annuities), or (ii) on average, at least 50 percent of the value (or adjusted tax basis, if elected) of the assets held by the corporation produce "passive income." The Treasury has issued proposed regulations which would provide a "mark-to-market" election solely with respect to gain inherent in PFIC stock held by a regulated investment company, such as the Fund, which does not elect to treat the PFIC as a "qualified electing fund." If the proposed regulations are adopted in final form and the election provided therein were to be made by the Fund, the Fund would recognize a gain as of the last business day of its taxable year the excess of the fair market value of each share of stock in the PFIC over the Fund's adjusted tax basis in that share. This gain, which would be treated as derived from securities held by the Fund for at least three months, generally would not be subject to the deferred tax and interest charge amounts to which it might otherwise be subject, as discussed above, in the event of an "excess distribution" or gain with regard to shares of a PFIC. If the Fund purchases shares in a PFIC and the Fund does elect to treat the foreign corporation as a "qualified electing fund" under the Code, the Fund may be required to include in its income each year a portion of the ordinary income and net capital gains of the foreign corporation, even if this income is not distributed to the Fund. Any such income would be subject to the 90 percent and calendar year distribution requirements described above.

    Discount Obligations. Under current federal tax law, the Fund will include in income as interest each year, in addition to stated interest received on obligations held by the Fund, amounts attributable to the Fund from holding (i) Discount Obligations and (ii) securities (including many Brady Bonds) purchased by the Fund at a price less than their stated face amount or, in the case of Discount Obligations, at a price less than their issue price plus the portion of "original issue discount" previously accrued thereon, i.e., purchased at a "market discount." Current federal tax law requires that a holder (such as the Fund) of a Discount Obligation accrue as income each year a portion of the discount at which the obligation was purchased by the Fund even though the Fund does not receive interest payments in cash on the security during the year which reflect the accrued discount. The Fund will elect to likewise accrue and include in income each year a portion of the market discount with respect to a Discount Obligation or other obligation even though the Fund does not receive interest payments in cash on the securities which reflect that accrued discount.

    As a result of the applicable rules, in order to make the distributions necessary for the Fund not to be subject to federal income or excise taxes, the Fund may be required to pay out as an income distribution each year an amount significantly greater than the total amount of cash which the Fund has actually received as interest during the year. Such distributions will be made from the cash assets of the Fund, from borrowings or by liquidation of portfolio securities, if necessary. If a distribution of cash necessitates the liquidation of portfolio securities, the Adviser will select which securities to sell. The Fund may realize a gain or loss from such sales. In the event the Fund realizes net capital gains from such sales, its shareholders may receive a larger capital gain distribution, if any, than they would have in the absence of such sales.

    Options. Certain listed options are considered "section 1256 contracts" for federal income tax purposes. Section 1256 contracts held by the Fund at the end of each taxable year will be "marked to market" and treated for federal income tax purposes as though sold for fair market value on the last business day of such taxable year. Gain or loss realized by the Fund on section 1256 contracts generally will be considered 60% long-term and 40% short-term capital gain or loss. The Fund can elect to exempt its section 1256 contracts which are part of a "mixed straddle" (as described below) from the application of section 1256.

    With respect to equity options or options traded on certain foreign exchanges, gain or loss realized by the Fund upon the lapse or sale of such options held by the Fund will be either long-term or short-term capital gain or loss depending upon the Fund's holding period with respect to such option. However, gain or loss realized upon the lapse or closing out of such options that are written by the Fund will be treated as short-term capital gain or loss. In general, if the Fund exercises an option, or an option that the Fund has written is exercised, gain or loss on the option will not be separately recognized but the premium received or paid will be included in the calculation of gain or loss upon disposition of the property underlying the option.

    Tax Straddles. Any option, short sale, interest rate swap, cap or floor or other position entered into or held by the Fund in conjunction with any other position held by the Fund may constitute a "straddle" for federal income tax purposes. In general, straddles are subject to certain rules that may affect the character and timing of the Fund's gains and losses with respect to straddle positions.

Other Taxation

    As noted above, the Fund may be subject to other state and local taxes.

Taxation of Foreign Shareholders

    The foregoing discussion relates only to United States federal income tax law as it affects shareholders who are United States citizens or residents or United States corporations. The effects of federal income tax law on shareholders who are non-resident alien individuals or foreign corporations may be substantially different. Foreign investors should therefore consult their own counsel for further information as to the United States federal income tax consequences of receipt of income from the Fund.

                     PORTFOLIO TRANSACTIONS


    Subject to the general supervision of the Board of Directors of the Fund, the Adviser is responsible for the investment decisions and the placing of the orders for portfolio transactions of the Fund. The Fund's portfolio transactions occur primarily with the issuers, underwriters or major dealers acting as principals. Such transactions are normally on a net basis which do not involve payment of brokerage commissions. The cost of securities purchased from an underwriter usually includes a commission paid by the issuer to the underwriters; transactions with dealers normally reflect the spread between bid and ask prices. Premiums are paid with respect to options purchased by the Fund and brokerage commissions are payable with respect to transactions in exchange-traded futures contracts.

    The Fund has no obligation to enter into transactions in portfolio securities with any dealer, issuer, underwriter or other entity. In placing orders, it is the policy of the Fund to obtain the best price and execution for its transactions. Where best price and execution may be obtained from more than one dealer, the Adviser may, in its discretion, purchase and sell securities through dealers who provide research, statistical and other information to the Adviser. Such services may be used by the Adviser for all of its investment advisory accounts and, accordingly, not all such services may be used by the Adviser in connection with the Fund. The supplemental information received from a dealer is in addition to the services required to be performed by the Adviser under the Advisory Agreement, and the expenses of the Adviser will not necessarily be reduced as a result of the receipt of such information.

    Portfolio securities will not be purchased from or sold to Donaldson, Lufkin & Jenrette Securities Corporation, an affiliate of the Adviser or any other subsidiary or affiliate of the Equitable Life Assurance Society of the United States.



                       GENERAL INFORMATION


Capitalization

    The authorized capital stock of the Fund consists of 3,000,000,000 shares of Class A Common Stock, $.001 par value,
3,000,000,000 shares of Class B Common Stock, $.001 par value,
3,000,000,000 shares of Class C Common Stock, $.001 par value and

3,000,000,000 shares of Advisor Class Common Stock, $.001 par value. All shares of the Fund, when issued, are fully paid and non-assessable. The Board of Directors are authorized to reclassify and issue any unissued shares to any number of additional series and classes without shareholder approval. Accordingly, the Board in the future, for reasons such as the desire to establish one or more additional portfolios with different investment objectives, policies or restrictions, may create additional classes or series of shares. Any issuance of shares of another class or series would be governed by the 1940 Act and the law of the State of Maryland. If shares of another series were issued in connection with the creation of a second portfolio, each share of either portfolio would normally be entitled to one vote for all purposes. Generally, shares of both portfolios would vote as a single series on matters, such as the election of Directors, that affected both portfolios in substantially the same manner. As to matters affecting each portfolio differently, such as approval of the Advisory Agreement and changes in investment policy, shares of each portfolio would vote as a separate series.

    Procedures for calling a shareholders' meeting for the removal of Directors of the Fund, similar to those set forth in
Section 16(c) of the 1940 Act are available to shareholders of the Fund. Meetings of shareholders may be called by 10% of the Fund's outstanding shareholders. The rights of the holders of shares of a series may not be modified except by the vote of a majority of the outstanding shares of such series.

Custodian

    Bank of New York acts as custodian for the securities and cash of the Fund but plays no part in deciding the purchase or sale of portfolio securities.

Principal Underwriter

    Alliance Fund Distributors, Inc., 1345 Avenue of the Americas, New York, New York 10105, serves as the Fund's Principal Underwriter, and as such may solicit orders from the public to purchase shares of the Fund. Under the Distribution Services Agreement, the Fund has agreed to indemnify the distributors, in the absence of its willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations thereunder, against certain civil liabilities, including liabilities under the Securities Act.

Counsel

    Legal matters in connection with the issuance of the shares offered hereby are passed upon by Seward & Kissel, New York, New
York. Seward & Kissel has relied upon the opinion of Venable, Baetjer and Howard, LLP, Baltimore, Maryland, for matters relating to Maryland law.

Independent Auditors

    Ernst & Young LLP, New York, New York, have been appointed as independent auditors for the Fund.

Yield and Total Return Quotations

    From time to time the Fund states its "yield," "actual distribution rate" and "total return." Computed separately for each class, the Fund's yield for any 30-day (or one-month) period is computed by dividing the net investment income per share earned during such period by the maximum public offering price per share on the last day of the period, and then annualizing such 30-day (or one-month) yield in accordance with a formula prescribed by the Commission which provides for compounding on a semi-annual basis. The Fund's "actual distribution rate," which may be stated in sales literature, is computed in the same manner as yield except that actual income dividends declared per share during the period in question are substituted for net investment income per share. The actual distribution rate is compounded separately for each class of shares. Computed separately for each class, the Fund's "total return" is its average annual compounded total return for its most recently completed one-, five- and ten-year periods (or, if shorter, the period since the Fund's inception). The Fund's total return for such a period is computed by finding, through the use of a formula prescribed by the Commission, the average annual compounded rate of return over the period that would equate an assumed initial amount invested to the value of such investment at the end of the period. For purposes of computing total return, income dividends and capital gains distributions paid on shares of the Fund are assumed to have been reinvested when paid and the maximum sales charge applicable to purchases of Fund shares is assumed to have been paid.

    Yield and total return are calculated separately for Class A, Class B, Class C and Advisor Class shares. Yield and total return are not fixed and will fluctuate in response to prevailing market conditions or as a function of the type and quality of the securities in the Fund's portfolio, its average portfolio maturity and its expenses. Quotations of yield and total return do not include any provision for the effect of individual income taxes. An investor's principal invested in the Fund is not fixed and will fluctuate in response to prevailing market conditions.

    Advertisements quoting performance rankings of the Fund as measured by financial publications or by independent organizations such as Lipper Analytical Services, Inc. ("Lipper") and Morningstar, Inc. and advertisements presenting the historical record of payments of income dividends by the Fund may also from time to time be sent to investors or placed in newspapers, magazines such as Barrons, Business Week, Changing Times, Forbes, Investor's Daily, Money Magazine, The New York Times and The Wall Street Journal or other media on behalf of the Fund.

Additional Information

    Shareholder inquiries may be directed to the shareholder's broker or to Alliance Fund Services, Inc. at the address or telephone numbers shown on the front cover of this Statement of Additional Information. This Statement of Additional Information does not contain all the information set forth in the Registration Statement filed by the Fund with the Commission under the Securities Act. Copies of the Registration Statement may be obtained at a reasonable charge from the Commission or may be examined, without charge, at the offices of the Commission in Washington, D.C.



























                               74
00250233.AF3

                 Alliance High Yield Fund, Inc.
               Statement of Assets and Liabilities
                         March 27, 1997


ASSETS

   Cash . . . . . . . . . . . . . . . . . . . . . . .    $100,300
   Deferred organization expenses (Note A). . . . . .     285,600
   Total assets . . . . . . . . . . . . . . . . . . .     385,900
                                                          _______


LIABILITIES

   Deferred organization expenses payable (Note A). .     285,600
                                                          _______


NET ASSETS

   (Applicable to 10 shares of Class A common stock
   issued and outstanding, 10 shares of Class B common
   stock issued and outstanding, 10 shares of Class C
   common stock issued and outstanding, and 10,000
   shares of Advisor Class common stock issued and
   outstanding, each with $.001 par value and
   3,000,000,000 shares authorized.) . . . . . . . . .   $100,300
                                                          =======

CALCULATION OF MAXIMUM OFFERING PRICE

Class A Shares
   Net asset value and redemption price per share
   ($100/10 shares issued and outstanding). . . .          $10.00
   Sales charge--4.25% of public offering price. .            .44
   Maximum offering price . . . . . . . . . . . .          $10.44
                                                           ======

Class B Shares
   Net asset value and offering price per share
   ($100/10 shares issued and outstanding). . . .          $10.00
                                                           ======

Class C Shares
   Net asset value and offering price per share
   ($100/10 shares issued and outstanding). .              $10.00
                                                           ======

Advisor Class Shares
   Net asset value and redemption price per share
   ($100,000/10,000 shares issued and outstanding). .      $10.00
                                                           ======

   See notes to Statement of Assets and Liabilities

                 Alliance High Yield Fund, Inc.
          Notes to Statement of Assets and Liabilities
                         March 27, 1997


Note A-Organization

   Alliance High Yield Fund, Inc. (the "Fund") was organized as a Maryland corporation on December 19, 1996 and is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The Fund has had no operations other than the sale to Alliance Capital Management L.P. (the "Adviser") of 10 shares of Class A common stock for the amount of $100, 10 shares of Class B common stock for the amount of $100, 10 shares of Class C common stock for the amount of $100 and 10,000 shares of Advisor Class common stock for the amount of $100,000, in each case on March 27, 1997. The Fund currently offers four classes of shares. Class A shares are sold with an initial sales charge imposed at the time of purchase. Class B shares are sold with a contingent deferred sales charge imposed on most redemptions made within four years of purchase and higher distribution fees. Class C shares are sold with a contingent deferred sales charge imposed on redemptions made within one year of purchase and higher distribution fees. Advisor Class shares are sold without any initial or contingent deferred sales charge and without ongoing distribution expenses. Costs incurred and to be incurred in connection with the organization and initial registration of the Fund will be paid initially by the Adviser. The Fund will reimburse the Adviser for such costs, which will be deferred and amortized by the Fund over the period of benefit, not to exceed 60 months from the date the Fund commences investment operations. If any of the initial shares of the Fund are redeemed by a holder thereof during such amortization period, the proceeds will be reduced by the unamortized organization expenses in the same ratio as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption.

Note B-Investment Advisory, Transfer Agency and Distribution
Services Agreements

   Under the terms of an Investment Advisory Agreement, the Fund will pay the Adviser a management fee at an annual rate of .75% of the Fund's average daily net assets. Such fee will be accrued daily and paid monthly.

   The Fund has entered into a Distribution Services Agreement (the "Agreement") with Alliance Fund Distributors, Inc., (the "Principal Underwriter"), a wholly-owned subsidiary of the Adviser. The Agreement provides that with respect to Class A shares, Class B shares and Class C shares, the Principal Underwriter will use amounts payable under the Agreement in their entirety for distribution assistance and promotional activities. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.

   The Fund will compensate Alliance Fund Services, Inc. (a wholly-owned subsidiary of the Adviser) for performing transfer agency-related services for the Fund.

                 Report of Independent Auditors



Shareholder and Board of Directors
Alliance High Yield Fund, Inc.

   We have audited the accompanying statement of assets and liabilities of Alliance High Yield Fund, Inc. as of March 27, 1997. This statement of assets and liabilities is the responsibility of the Fund's management. Our responsibility is to express an opinion on this statement of assets and liabilities based on our audit.

   We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether this statement of assets and liabilities is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the statement of assets and liabilities. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall statement of assets and liabilities presentation. We believe that our audit provides a reasonable basis for our opinion.

   In our opinion, the statement of assets and liabilities referred to above presents fairly, in all material respects, the financial position of Alliance High Yield Fund, Inc. at March 27, l997, in conformity with generally accepted accounting principles.


                                            /s/ Ernst & Young LLP
                                            Ernst & Young LLP


New York, New York
March 31, 1997













                                4
00250233.AF3

                      APPENDIX A:  OPTIONS


Options

    The Fund will only write "covered" put and call options, unless such options are written for cross-hedging purposes. The manner in which such options will be deemed "covered" is described in the Prospectus under the heading "Investment
Objective and Policies -- Investment Practices -- Options."

    The writer of an option may have no control over when the underlying securities must be sold, in the case of a call option, or purchased, in the case of a put option, since with regard to certain options, the writer may be assigned an exercise notice at any time prior to the termination of the obligation. Whether or not an option expires unexercised, the writer retains the amount of the premium. This amount, of course, may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option period. If a call option is exercised, the writer experiences a profit or loss from the sale of the underlying security. If a put option is exercised, the writer must fulfill the obligation to purchase the underlying security at the exercise price, which will usually exceed the then market value of the underlying security.

    The writer of a listed option that wishes to terminate its obligation may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that the writer's position will be canceled by the clearing corporation. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. Likewise, an investor who is the holder of a listed option may liquidate its position by effecting a "closing sale transaction". This is accomplished by selling an option of the same series as the option previously purchased. There is no guarantee that either a closing purchase or a closing sale transaction can be effected.

    Effecting a closing transaction in the case of a written call option will permit the Fund to write another call option on the underlying security with either a different exercise price or expiration date or both, or in the case of a written put option will permit the Fund to write another put option to the extent that the exercise price thereof is secured by deposited cash or short-term securities. Also, effecting a closing transaction will permit the cash or proceeds from the concurrent sale of any securities subject to the option to be used for other Fund investments. If the Fund desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing transaction prior to or concurrent with the sale of the security.

    The Fund will realize a profit from a closing transaction if the price of the transaction is less than the premium received from writing the option or is more than the premium paid to purchase the option; the Fund will realize a loss from a closing transaction if the price of the transaction is more than the premium received from writing the option or is less than the premium paid to purchase the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Fund.

    An option position may be closed out only where there exists a secondary market for an option of the same series. If a secondary market does not exist, it might not be possible to effect closing transactions in particular options with the result that the Fund would have to exercise the options in order to realize any profit. If the Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise. Reasons for the absence of a liquid secondary market include the following:
(i) there may be insufficient trading interest in certain options, (ii) restrictions may be imposed by a national securities exchange ("Exchange") on opening transactions or closing transactions or both, (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities,
(iv) unusual or unforeseen circumstances may interrupt normal operations on an Exchange, (v) the facilities of an Exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume, or (vi) one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options on that Exchange that had been issued by the Options Clearing Corporation as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.

    The Fund may write options in connection with buy-and-write transactions; that is, the Fund may purchase a security and then write a call option against that security. The exercise price of the call the Fund determines to write will depend upon the expected price movement of the underlying security. The exercise price of a call option may be below ("in-the-money"), equal to ("at-the-money") or above ("out-of-the-money") the current value of the underlying security at the time the option is written. Buy-and-write transactions using in-the-money call options may be used when it is expected that the price of the underlying security will remain flat or decline moderately during the option period. Buy-and-write transactions using at-the-money call options may be used when it is expected that the price of the underlying security will remain fixed or advance moderately during the option period. Buy-and-write transactions using out-of-the-money call options may be used when it is expected that the premiums received from writing the call option plus the appreciation in the market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. If the call options are exercised in such transactions, the Fund's maximum gain will be the premium received by it for writing the option, adjusted upwards or downwards by the difference between the Fund's purchase price of the security and the exercise price. If the options are not exercised and the price of the underlying security declines, the amount of such decline will be offset in part, or entirely, by the premium received.

    The writing of covered put options is similar in terms of risk/return characteristics to buy-and-write transactions. If the market price of the underlying security rises or otherwise is above the exercise price, the put option will expire worthless and the Fund's gain will be limited to the premium received. If the market price of the underlying security declines or otherwise is below the exercise price, the Fund may elect to close the position or take delivery of the security at the exercise price and the Fund's return will be the premium received from the put option minus the amount by which the market price of the security is below the exercise price. Out-of-the-money, at-the-money, and in-the-money put options may be used by the Fund in the same market environments that call options are used in equivalent buy-and-write transactions.

    The Fund may purchase put options to hedge against a decline in the value of its portfolio. By using put options in this way, the Fund will reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs.

    The Fund may purchase call options to hedge against an increase in the price of securities that the Fund anticipates purchasing in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire worthless to the Fund.


                               A-3
00250233.AF3

_________________________________________________________________
                           APPENDIX B

                          BOND RATINGS
_________________________________________________________________

STANDARD & POOR'S

    A Standard & Poor's corporate debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. Debt rated "AAA" has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong. Debt rated "AA" has a very strong capacity to pay interest and to repay principal and differs from the highest rated issues only in small degree. Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than a debt of a higher rated category.

    The ratings from "AA" and "A" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

MOODY'S

    Excerpts from Moody's description of its corporate bond ratings: Aaa - judged to be the best quality, carry the smallest degree of investment risk; Aa - judged to be of high quality by all standards; A - possess many favorable investment attributes and are to be considered as higher medium grade obligations; Baa
- considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured.

FITCH INVESTORS SERVICE

    AAA. Securities of this rating are regarded as strictly high-grade, broadly marketable, suitable for investment by Directors and fiduciary institutions, and liable to but slight market fluctuation other than through changes in the money rate. The factor last named is of importance varying with the length of maturity. Such securities are mainly senior issues of strong companies, and are most numerous in the railway and public utility fields, though some industrial obligations have this rating. The prime feature of an AAA rating is showing of earnings several times or many times interest requirements with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions. Other features may enter in, such as a wide margin of protection through collateral security or direct lien on specific property as in the case of high class equipment certificates or bonds that are first mortgages on valuable real estate. Sinking funds or voluntary reduction of the debt by call or purchase are often factors, while guarantee or assumption by parties other than the original debtor may also influence the rating.

    AA. Securities in this group are of safety virtually beyond question, and as a class are readily salable while many are highly active. Their merits are not greatly unlike those of the AAA class, but a security so rated may be of junior through strong lien--in many cases directly following an AAA security--or the margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured but influenced as to ratings by the lesser financial power of the enterprise and more local type of market.

    A. A securities are strong investments and in many cases of highly active market, but are not so heavily protected as the two upper classes or possibly are of similar security but less quickly salable. As a class they are more sensitive in standing and market to material changes in current earnings of the company. With favoring conditions such securities are likely to work into a high rating, but in occasional instances changes cause the rating to be lowered.






























                               B-2
00250233.AF3

                             PART C

                        OTHER INFORMATION

ITEM 24. Financial Statements and Exhibits.

    (a)  Financial Statements

         Included in the Registrant's Statement of Additional
Information:

         Statement of Assets and Liabilities.
         Notes to Financial Statement.
         Report of Independent Auditors.

         Included in Part C of the Registration Statement: All other financial statements or schedules are not required or the required information is shown in the Statement of Assets and Liabilities or the notes thereto.

    (b)  Exhibits

         (1)  (a)  Copy of Articles of Incorporation.*

         (2)  Copy of By-Laws of the Registrant.*

         (3)  Not applicable.

         (4)  (a)  Not applicable.



   (5) Copy of proposed Advisory Agreement between the
              Registrant and Alliance Capital Management L.P. - filed herewith

       (6)    (a)  Copy of proposed Distribution Services
                   Agreement between the Registrant and Alliance
                   Fund Distributors, Inc. - filed herewith

              (b)  Form of Selected Dealer Agreement between
                   Alliance Fund Distributors, Inc. and selected dealers offering shares of Registrant - filed herewith.

________________________


   *   Incorporated by reference from Registrant's Registration
       Statement on Form N-1A (File Nos. 333-18505 and 811-09160) filed with the Securities and Exchange Commission on December 20, 1996.

              (c)  Form of Selected Agent Agreement between
                   Alliance Fund Distributors, Inc. and selected agents making available shares of Registrant - filed herewith.

       (7)    Not applicable.

          (8) Copy of proposed Custodian Contract between the Registrant and The Bank of New York- filed herewith.

       (9) Copy of proposed Transfer Agency Agreement between the Registrant and Alliance Fund Services, Inc. - filed herewith

       (10)   (a)  Opinion and Consent of Seward & Kissel - filed
                   herewith.

              (b)  Opinion and Consent of Venable, Baetjer and
                   Howard, LLP - filed herewith

       (11)   Consent of Independent Auditors - filed
              herewith.

       (12)   Not applicable.

          (13)Investment representation letter of Alliance
       Capital Management L.P. - filed herewith

       (14)   Not applicable.

       (15)   Rule 12b-1 Plan - See Exhibit 6(a) hereto.
    (16) Schedule for computation of performance quotations.**

         (18) Rule 18f-3 Plan - filed herewith.

Other Exhibits:  Power of Attorney for John D. Carifa, Ruth
Block, David H. Dievler, John H. Dobkin, William H. Foulk, Jr.,
Dr. James M. Hester, Clifford L. Michel and Donald J. Robinson - filed herewith.

___________________________

**  To be filed in a post-effective amendment.

ITEM 25. Persons Controlled by or under Common Control with
Registrant.

         The Registrant is a recently organized corporation and Alliance Capital Management L.P. owns 100% of its issued and outstanding Common Stock.


ITEM 26. Number of Holders of Securities.

         One. The Registrant is a recently organized corporation and Alliance Capital Management L.P. owns 100% of its issued and outstanding Common Stock.

ITEM 27. Indemnification.

         It is the Registrant's policy to indemnify its directors and officers, employees and other agents to the maximum extent permitted by Section 2-418 of the General Corporation Law of the State of Maryland, which is incorporated by reference herein, and as set forth in Article EIGHTH of Registrant's Articles of Incorporation, filed as Exhibit 1 hereto, Article VII and Article VIII of Registrant's By-Laws, filed as
         Exhibit 2 hereto, and Section 10 of the proposed Distribution Services Agreement, to be filed by Pre-Effective Amendment as Exhibit 6(a) hereto. The Adviser's liability for any loss suffered by the Registrant or its shareholders is set forth in Section 4 of the proposed Advisory Agreement, to be filed by Pre-Effective Amendment as Exhibit 5 hereto.

         Insofar as indemnification for liabilities arising under the Securities Act may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

         In accordance with Release No. IC-11330 (September 2,
         1980), the Registrant will indemnify its directors, officers, investment manager and principal underwriters only if (1) a final decision on the merits was issued by the court or other body before whom the proceeding was brought that the person to be indemnified (the "indemnitee") was not liable by reason or willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office ("disabling conduct") or (2) a reasonable determination is made, based upon a review of the facts, that the indemnitee was not liable by reason of disabling conduct, by (a) the vote of a majority of a quorum of the directors who are neither "interested persons" of the Registrant as defined in section 2(a)(19) of the Investment Company Act of 1940 nor parties to the proceeding ("disinterested, non-party directors"), or (b) an independent legal counsel in a written opinion. The Registrant will advance attorneys fees or other expenses incurred by its directors, officers, investment adviser or principal underwriters in defending a proceeding, upon the undertaking by or on behalf of the indemnitee to repay the advance unless it is ultimately determined that he is entitled to indemnification and, as a condition to the advance,
         (1) the indemnitee shall provide a security for his undertaking, (2) the Registrant shall be insured against losses arising by reason of any lawful advances, or
         (3) a majority of a quorum of disinterested, non-party directors of the Registrant, or an independent legal counsel in a written opinion, shall determine, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the indemnitee ultimately will be found entitled to indemnification.

         The Registrant participates in a joint
         trustees/directors and officers liability insurance policy issued by the ICI Mutual Insurance Company. Coverage under this policy has been extended to directors, trustees and officers of the investment companies managed by Alliance Capital Management L.P. Under this policy, outside trustees and directors are covered up to the limits specified for any claim against them for acts committed in their capacities as trustee or director. A pro rata share of the premium for this coverage is charged to each investment company and to the Adviser.

ITEM 28. Business and Other Connections of Investment Adviser.

         The descriptions of Alliance Capital Management L.P.
         under the captions "Management of the Fund" in the Prospectus and in the Statement of Additional
         Information constituting Parts A and B, respectively, of this Registration Statement are incorporated by reference herein.

         The information as to the directors and executive officers of Alliance Capital Management Corporation, the general partner of Alliance Capital Management L.P., set forth in Alliance Capital Management L.P.'s Form ADV filed with the Securities and Exchange Commission on April 21, 1988 (File No. 801-32361) and amended through the date hereof, is incorporated by reference.

ITEM 29. Principal Underwriters.

              (a)  Alliance Fund Distributors, Inc. is the
                   Registrant's Principal Underwriter in
                   connection with the sale of shares of the Registrant. Alliance Fund Distributors, Inc. also acts as Principal Underwriter or Distributor for the following investment companies:


         ACM Institutional Reserves, Inc.
         AFD Exchange Reserves
         Alliance All-Asia Investment Fund, Inc.
         Alliance Balanced Shares, Inc.
         Alliance Bond Fund, Inc.
         Alliance Capital Reserves
         Alliance Developing Markets Fund, Inc.
         Alliance Global Dollar Government Fund, Inc.
         Alliance Global Small Cap Fund, Inc.
         Alliance Global Strategic Income Trust, Inc.
         Alliance Government Reserves
         Alliance Growth and Income Fund, Inc.
         Alliance Income Builder Fund, Inc.
         Alliance International Fund
         Alliance Limited Maturity Government Fund, Inc.
         Alliance Money Market Fund
         Alliance Mortgage Securities Income Fund, Inc.
         Alliance Multi-Market Strategy Trust, Inc.
         Alliance Municipal Income Fund, Inc.
         Alliance Municipal Income Fund II
         Alliance Municipal Trust
         Alliance New Europe Fund, Inc.

         Alliance North American Government
             Income Trust, Inc.
         Alliance Premier Growth Fund, Inc.
         Alliance Quasar Fund, Inc.
         Alliance Real Estate Investment Fund, Inc.
         Alliance Regent/Sector Opportunity Fund
         Alliance Short-Term Multi-Market Trust, Inc.
         Alliance Technology Fund, Inc.
         Alliance Utility Income Fund, Inc.
         Alliance Variable Products Series Fund, Inc.
         Alliance World Income Trust, Inc.
         Alliance Worldwide Privatization Fund, Inc.
         Fiduciary Management Associates
         The Alliance Fund, Inc.
         The Alliance Portfolios

    (b)  The following are the Directors and officers of Alliance
         Fund Distributors, Inc., the principal place of business of which is 1345 Avenue of the Americas, New York, New
         York, 10105.

                     Positions and Offices  Positions and Offices
Name                 With Underwriter       With Registrant

Michael J. Laughlin      Chairman

Robert L. Errico         President

Edmund P. Bergan, Jr.    Senior Vice President   Secretary
                         General Counsel and
                         Secretary

Daniel J. Dart           Senior Vice President

Richard A. Davies        Senior Vice President &
                         Managing Director

Byron M. Davis           Senior Vice President

Kimberly A. Gardner      Senior Vice President

Geoffrey L. Hyde         Senior Vice President

Richard E. Khaleel       Senior Vice President

Barbara J. Krumsiek      Senior Vice President

Stephen R. Laut          Senior Vice President

Daniel D. McGinley       Senior Vice President

Dusty W. Paschall        Senior Vice President

Antonios G. Poleonadkis  Senior Vice President

Gregory K. Shannahan     Senior Vice President

Joseph F. Sumanski       Senior Vice President

Peter J. Szabo           Senior Vice President

Nicholas K. Willett      Senior Vice President

Richard A. Winge         Senior Vice President

Jamie A. Atkinson        Vice President

Warren W. Babcock III    Vice President

Benji A. Baer            Vice President

Kenneth F. Barkoff       Vice President

William P. Beanblossum   Vice President

Jack C. Bixler           Vice President

Casimir F. Bolanowski    Vice President

Kevin T. Cannon          Vice President

William W. Collins, Jr.  Vice President

Leo H. Cook              Vice President

Richard W. Dabney        Vice President

John F. Dolan            Vice President

Mark J. Dunbar           Vice President

Sohaila S. Farsheed      Vice President

Linda A. Finnerty        Vice President

William C. Fisher        Vice President

Robert M. Frank          Vice President

Gerard J. Friscia        Vice President &
                         Controller

Andrew L. Gangolf        Vice President &
                         Assistant General
                         Counsel

Mark D. Gersten          Vice President     Treasurer & Chief
                                            Financial Officer

Joseph W. Gibson         Vice President

Troy L. Glawe            Vice President

Herbert H. Goldman       Vice President

James E. Gunter          Vice President

Alan Halfenger           Vice President

Daniel M. Hazard         Vice President

George R. Hrabovsky      Vice President

Valerie J. Hugo          Vice President

Thomas K. Intoccia       Vice President

Robert H. Joseph, Jr.    Vice President &
                         Treasurer

Richard D. Keppler       Vice President

Sheila F. Lamb           Vice President

Donna M. Lamback         Vice President

Thomas Leavitt, III      Vice President

James M. Liptrot         Vice President

James P. Luisi           Vice President

Christopher J. MacDonald Vice President

Michael F. Mahoney       Vice President

Shawn P. McClain         Vice President

Maura A. McGrath         Vice President

Matthew P. Mintzer       Vice President

Joanna D. Murray         Vice President

Nicole Nolan-Koester     Vice President

Daniel J. Phillips       Vice President

Robert T. Pigozzi        Vice President

James J. Posch           Vice President

Robert E. Powers         Vice President

Domenick Pugliese        Vice President     Assistant Secretary
                         & Associate
                         General Counsel

Bruce W. Reitz           Vice President

Dennis A. Sanford        Vice President

Karen C. Satterberg      Vice President

Raymond S. Sclafani      Vice President

Richard J. Sidell        Vice President

J. William Strott, Jr.   Vice President

Richard E. Tambourine    Vice President

Jospeh T. Tocyloski      Vice President

Neil S. Wood             Vice President

Emilie D. Wrapp          Vice President &
                         Special Counsel

Maria L. Carreras        Assistant Vice
                         President

John W. Cronin           Assistant Vice
                         President

Leon M. Fern             Assistant Vice
                         President

William B. Hanigan       Assistant Vice
                         President

John C. Hershock         Assistant Vice
                         President

James J. Hill            Assistant Vice
                         President

Kalen H. Holliday        Assistant Vice
                         President

Edward W. Kelly          Assistant Vice
                         President

Nicholas J. Lapi         Assistant Vice
                         President

Patrick Look             Assistant Vice
                         President &
                         Assistant Treasurer

Thomas F. Monnerat       Assistant Vice
                         President

Jeanette M. Nardella     Assistant Vice
                         President

Carol H. Rappa           Assistant Vice
                         President

Lisa Robinson-Cronin     Assistant Vice
                         President

Robert M. Smith          Assistant Vice
                          President

Wesley A. Williams       Assistant Vice
                         President

Mark R. Manley           Assistant Secretary

         (c) Not applicable. Registrant is a newly organized corporation.

ITEM 30. Location of Accounts and Records.

         The majority of the accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder are maintained as follows: journals, ledgers, securities records and other original records are maintained principally at the offices of Alliance Fund Services, Inc., 500 Plaza Drive, Secaucus, New Jersey, 07094 and at the offices of The Bank of New York, the Registrant's custodian, 48 Wall Street, New York, New York 10286. All other records so required to be maintained are maintained at the offices of Alliance Capital Management L.P., 1345 Avenue of the Americas, New York, New York, 10105.

ITEM 31. Management Services.

         Not applicable.

ITEM 32. Undertakings.

     (b) Registrant undertakes to file a Post-Effective
         Amendment, using financial statements which need not be certified, within four to six months from the effective date of its Securities Act of 1933 Registration
         Statement.

         The Registrant undertakes to provide assistance to shareholders in communications concerning the removal of any Director of the Fund in accordance with Section 16 of the Investment Company Act of 1940.

                           SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration
Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in The City of New York and the State of New York, on the 3rd day of April 1997.

                        Alliance High Yield
                          Fund, Inc.

                        /s/ John D. Carifa
                        __________________________________
                            John D. Carifa
                            Chairman and President

         Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature                          Title            Date
_____________                   __________        ________

(1) Principal Executive Officer:

    /s/ John D. Carifa         Chairman and   April 3, 1997
    ______________________      President
    John D. Carifa

(2) Principal Financial
    and Accounting Officer:

    /s/ Mark D. Gersten        Treasurer      April 3, 1997
    _____________________       and Chief
    Mark D. Gersten             Financial
                                Officer

(3) All of the Directors:

    John D. Carifa
    Ruth Block
    David H. Dievler
    John H. Dobkin
    William H. Foulk
    Dr. James M. Hester
    Clifford L. Michel
    Donald J. Robinson

       /s/ Edmund P. Bergan, Jr.
    By:____________________
      Edmund P. Bergan, Jr.                   April 3, 1997
      Attorney-in-Fact

                        Index To Exhibits



(5)  Copy of proposed Advisory Agreement between
     the Registrant and Alliance Capital
     Management L.P.........................................

(6)  (a)  Copy of proposed Distribution Services
          Agreement between the Registrant and
          Alliance Fund Distributors, Inc...................

     (b)  Form of Selected Dealer Agreement
          between Alliance Fund Distributors,
          Inc. and selected dealers offering
          shares of Registrant..............................

     (c)  Form of Selected Agent Agreement
          between Alliance Fund Distributors,
          Inc. and selected agents making
          available shares of Registrant....................

(8)  Copy of proposed Custody Agreement between
     the Registrant and The Bank of New York................

(9)  Copy of proposed Transfer Agency Agreement
     between the Registrant and Alliance Fund
     Services, Inc..........................................

(10) (a)  Opinion and Consent of Seward & Kissel............

     (b)  Opinion and Consent of Venable,
          Baetjer and Howard, LLP...........................

(11) Consent of Independent Auditors........................

(13) Investment representation letter of
     Alliance Capital Management L.P........................

(18) Rule 18f-3 Plan........................................

Other Exhibits:  Power of Attorney for John D.
Carifa, Ruth Block, David H. Dievler, John H.
Dobkin, William H. Foulk, Jr., Dr. James M.
Hester, Clifford L. Michel and Donald J.
Robinson







                              C-14
00250233.AF3